UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23611

James Alpha Funds Trust
(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-814-8180

Date of fiscal year end:	8/31

Date of reporting period:	8/31/26

Item 1. Reports to Stockholders.

(a)
Easterly Global Real Estate Fund

Class A (JAREX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.54%

How did the Fund perform during the reporting period?

For the fiscal year ended August 31, 2026, the Fund returned 7.39%, compared with 7.44% for the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. Positive investor sentiment was tempered by shifting central bank policies, trade tensions linked to U.S. tariffs, higher energy prices, and ongoing geopolitical uncertainty arising from the conflicts in the Ukraine and Middle East. At the same time, higher construction cost (for both materials and labor) curtailed new supply, giving landlords incremental pricing power. Real estate fundamentals generally improved, supporting steady—though modest—returns.

Relative performance benefited from security selection in North America and Asia Pacific. Canada was a particularly strong source of value added, led by Primaris REIT, while U.S. holdings including American Healthcare REIT, Iron Mountain and COPT Defense Properties also contributed. In Asia, Hongkong Land was a meaningful contributor, and the Fund benefited from not owning several weaker benchmark constituents. Exposure to data centers and healthcare real estate benefitted from strong secular demand, including continued investment in AI and digital infrastructure and favorable seniors-housing fundamentals. These gains were partly offset by weaker results in Western Europe, particularly the United Kingdom, where security selection detracted. Unite Group and Grainger were among the largest individual detractors. In the U.S., underweight positions in Prologis and Welltower negatively impacted relative performance during a period of strong industrial and healthcare REIT performance.

During the year, the Fund maintained a differentiated portfolio emphasizing companies and sectors with visible demand, attractive internal growth and stronger balance sheets, while remaining selective in more rate-sensitive or fundamentally challenged areas. Portfolio positioning continued to favor opportunities in data centers, healthcare and selected retail and industrial real estate, while generally avoiding sectors where supply, affordability or balance-sheet risks were less favorable.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Global Real Estate Fund - with load	Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)	FTSE EPRA Nareit Developed Net Index	MSCI World Index
Aug-2016	$9,425	$10,000	$10,000	$10,000
Aug-2017	$10,393	$10,250	$9,990	$11,619
Aug-2018	$11,303	$10,744	$10,538	$13,141
Aug-2019	$11,830	$11,916	$11,394	$13,175
Aug-2020	$11,603	$10,879	$9,836	$15,387
Aug-2021	$15,486	$14,257	$13,115	$19,967
Aug-2022	$13,004	$12,008	$10,895	$16,957
Aug-2023	$12,087	$10,985	$10,329	$19,603
Aug-2024	$13,969	$13,007	$12,132	$24,393
Aug-2025	$14,028	$13,187	$12,348	$28,217
Aug-2026	$15,065	$14,168	$13,495	$33,965

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund
Without Load	7.39%	-0.55%	4.80%
With Load	1.22%	-1.73%	4.18%
Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)	7.44%	-0.13%	3.55%
FTSE EPRA Nareit Developed Net Index	9.28%	0.57%	3.04%
MSCI World Index	20.37%	11.21%	13.01%

Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific index changed from the FTSE EPRA/NAREIT Developed Net Index to the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. The new index reflects characteristics relevant to the Fund. Load Information: 5.75% is the maximum sales charge on purchase of Class A Shares. The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$175,940,461
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,442,207
Portfolio Turnover	149%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
59.2%
Australia
12.0%
United Kingdom
7.8%
Japan
5.8%
Canada
3.3%
Germany
2.7%
Bermuda
2.2%
France
1.8%
Spain
1.7%
Belgium
1.4%
Other Countries
1.4%
Other Assets in Excess of Liabilities
0.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	1.4%
Belgium	1.4%
Spain	1.7%
France	1.8%
Bermuda	2.2%
Germany	2.7%
Canada	3.3%
Japan	5.8%
United Kingdom	7.8%
Australia	12.0%
United States	59.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	6.5%
Equinix, Inc.	6.1%
Prologis, Inc.	5.9%
American Healthcare REIT, Inc.	4.6%
Goodman Group	3.4%
Chartwell Retirement Residences	3.3%
NEXTDC Ltd.	3.0%
Simon Property Group, Inc.	3.0%
Omega Healthcare Investors, Inc.	2.9%
Stockland	2.9%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Global Real Estate Fund - Class A (JAREX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JAREX

Easterly Global Real Estate Fund

Class C (JACRX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.29%

How did the Fund perform during the reporting period?

For the fiscal year ended August 31, 2026, the Fund returned 6.54%, compared with 7.44% for the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. Positive investor sentiment was tempered by shifting central bank policies, trade tensions linked to U.S. tariffs, higher energy prices, and ongoing geopolitical uncertainty arising from the conflicts in the Ukraine and Middle East. At the same time, higher construction cost (for both materials and labor) curtailed new supply, giving landlords incremental pricing power. Real estate fundamentals generally improved, supporting steady—though modest—returns.

Relative performance benefited from security selection in North America and Asia Pacific. Canada was a particularly strong source of value added, led by Primaris REIT, while U.S. holdings including American Healthcare REIT, Iron Mountain and COPT Defense Properties also contributed. In Asia, Hongkong Land was a meaningful contributor, and the Fund benefited from not owning several weaker benchmark constituents. Exposure to data centers and healthcare real estate benefitted from strong secular demand, including continued investment in AI and digital infrastructure and favorable seniors-housing fundamentals. These gains were partly offset by weaker results in Western Europe, particularly the United Kingdom, where security selection detracted. Unite Group and Grainger were among the largest individual detractors. In the U.S., underweight positions in Prologis and Welltower negatively impacted relative performance during a period of strong industrial and healthcare REIT performance.

During the year, the Fund maintained a differentiated portfolio emphasizing companies and sectors with visible demand, attractive internal growth and stronger balance sheets, while remaining selective in more rate-sensitive or fundamentally challenged areas. Portfolio positioning continued to favor opportunities in data centers, healthcare and selected retail and industrial real estate, while generally avoiding sectors where supply, affordability or balance-sheet risks were less favorable.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Global Real Estate Fund	Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)	FTSE EPRA Nareit Developed Net Index	MSCI World Index
Aug-2016	$10,000	$10,000	$10,000	$10,000
Aug-2017	$10,953	$10,250	$9,990	$11,619
Aug-2018	$11,818	$10,744	$10,538	$13,141
Aug-2019	$12,283	$11,916	$11,394	$13,175
Aug-2020	$11,947	$10,879	$9,836	$15,387
Aug-2021	$15,831	$14,257	$13,115	$19,967
Aug-2022	$13,196	$12,008	$10,895	$16,957
Aug-2023	$12,167	$10,985	$10,329	$19,603
Aug-2024	$13,956	$13,007	$12,132	$24,393
Aug-2025	$13,914	$13,187	$12,348	$28,217
Aug-2026	$14,824	$14,168	$13,495	$33,965

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund
Without Load	6.54%	-1.31%	4.02%
With Load	5.54%	-1.31%	4.02%
Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)	7.44%	-0.13%	3.55%
FTSE EPRA Nareit Developed Net Index	9.28%	0.57%	3.04%
MSCI World Index	20.37%	11.21%	13.01%

Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific index changed from the FTSE EPRA/NAREIT Developed Net Index to the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. The new index reflects characteristics relevant to the Fund. Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within 12-months after purchase. The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$175,940,461
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,442,207
Portfolio Turnover	149%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	1.4%
Belgium	1.4%
Spain	1.7%
France	1.8%
Bermuda	2.2%
Germany	2.7%
Canada	3.3%
Japan	5.8%
United Kingdom	7.8%
Australia	12.0%
United States	59.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	6.5%
Equinix, Inc.	6.1%
Prologis, Inc.	5.9%
American Healthcare REIT, Inc.	4.6%
Goodman Group	3.4%
Chartwell Retirement Residences	3.3%
NEXTDC Ltd.	3.0%
Simon Property Group, Inc.	3.0%
Omega Healthcare Investors, Inc.	2.9%
Stockland	2.9%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Global Real Estate Fund - Class C (JACRX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JACRX

Easterly Global Real Estate Fund

Class I (JARIX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.04%

How did the Fund perform during the reporting period?

For the fiscal year ended August 31, 2026, the Fund returned 7.88%, compared with 7.44% for the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. Positive investor sentiment was tempered by shifting central bank policies, trade tensions linked to U.S. tariffs, higher energy prices, and ongoing geopolitical uncertainty arising from the conflicts in the Ukraine and Middle East. At the same time, higher construction cost (for both materials and labor) curtailed new supply, giving landlords incremental pricing power. Real estate fundamentals generally improved, supporting steady—though modest—returns.

Relative performance benefited from security selection in North America and Asia Pacific. Canada was a particularly strong source of value added, led by Primaris REIT, while U.S. holdings including American Healthcare REIT, Iron Mountain and COPT Defense Properties also contributed. In Asia, Hongkong Land was a meaningful contributor, and the Fund benefited from not owning several weaker benchmark constituents. Exposure to data centers and healthcare real estate benefitted from strong secular demand, including continued investment in AI and digital infrastructure and favorable seniors-housing fundamentals. These gains were partly offset by weaker results in Western Europe, particularly the United Kingdom, where security selection detracted. Unite Group and Grainger were among the largest individual detractors. In the U.S., underweight positions in Prologis and Welltower negatively impacted relative performance during a period of strong industrial and healthcare REIT performance.

During the year, the Fund maintained a differentiated portfolio emphasizing companies and sectors with visible demand, attractive internal growth and stronger balance sheets, while remaining selective in more rate-sensitive or fundamentally challenged areas. Portfolio positioning continued to favor opportunities in data centers, healthcare and selected retail and industrial real estate, while generally avoiding sectors where supply, affordability or balance-sheet risks were less favorable.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $1,000,000 Investment

Table Summary
	Easterly Global Real Estate Fund	Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)	FTSE EPRA Nareit Developed Net Index	MSCI World Index
Aug-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Aug-2017	$1,108,187	$1,025,027	$998,962	$1,161,853
Aug-2018	$1,210,402	$1,074,381	$1,053,799	$1,314,109
Aug-2019	$1,271,604	$1,191,582	$1,139,417	$1,317,536
Aug-2020	$1,252,437	$1,087,863	$983,556	$1,538,694
Aug-2021	$1,679,034	$1,425,731	$1,311,459	$1,996,681
Aug-2022	$1,414,815	$1,200,832	$1,089,491	$1,695,677
Aug-2023	$1,318,940	$1,098,513	$1,032,931	$1,960,273
Aug-2024	$1,530,700	$1,300,690	$1,213,199	$2,439,265
Aug-2025	$1,545,008	$1,318,745	$1,234,847	$2,821,661
Aug-2026	$1,666,764	$1,416,803	$1,349,454	$3,396,516

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund	7.88%	-0.15%	5.24%
Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)	7.44%	-0.13%	3.55%
FTSE EPRA Nareit Developed Net Index	9.28%	0.57%	3.04%
MSCI World Index	20.37%	11.21%	13.01%

Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific index changed from the FTSE EPRA/NAREIT Developed Net Index to the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. The new index reflects characteristics relevant to the Fund.The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$175,940,461
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,442,207
Portfolio Turnover	149%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	1.4%
Belgium	1.4%
Spain	1.7%
France	1.8%
Bermuda	2.2%
Germany	2.7%
Canada	3.3%
Japan	5.8%
United Kingdom	7.8%
Australia	12.0%
United States	59.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	6.5%
Equinix, Inc.	6.1%
Prologis, Inc.	5.9%
American Healthcare REIT, Inc.	4.6%
Goodman Group	3.4%
Chartwell Retirement Residences	3.3%
NEXTDC Ltd.	3.0%
Simon Property Group, Inc.	3.0%
Omega Healthcare Investors, Inc.	2.9%
Stockland	2.9%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Global Real Estate Fund - Class I (JARIX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JARIX

Easterly Global Real Estate Fund

Class R6 (JARSX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$98	0.94%

How did the Fund perform during the reporting period?

For the fiscal year ended August 31, 2026, the Fund returned 7.99%, compared with 7.44% for the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. Positive investor sentiment was tempered by shifting central bank policies, trade tensions linked to U.S. tariffs, higher energy prices, and ongoing geopolitical uncertainty arising from the conflicts in the Ukraine and Middle East. At the same time, higher construction cost (for both materials and labor) curtailed new supply, giving landlords incremental pricing power. Real estate fundamentals generally improved, supporting steady—though modest—returns.

Relative performance benefited from security selection in North America and Asia Pacific. Canada was a particularly strong source of value added, led by Primaris REIT, while U.S. holdings including American Healthcare REIT, Iron Mountain and COPT Defense Properties also contributed. In Asia, Hongkong Land was a meaningful contributor, and the Fund benefited from not owning several weaker benchmark constituents. Exposure to data centers and healthcare real estate benefitted from strong secular demand, including continued investment in AI and digital infrastructure and favorable seniors-housing fundamentals. These gains were partly offset by weaker results in Western Europe, particularly the United Kingdom, where security selection detracted. Unite Group and Grainger were among the largest individual detractors. In the U.S., underweight positions in Prologis and Welltower negatively impacted relative performance during a period of strong industrial and healthcare REIT performance.

During the year, the Fund maintained a differentiated portfolio emphasizing companies and sectors with visible demand, attractive internal growth and stronger balance sheets, while remaining selective in more rate-sensitive or fundamentally challenged areas. Portfolio positioning continued to favor opportunities in data centers, healthcare and selected retail and industrial real estate, while generally avoiding sectors where supply, affordability or balance-sheet risks were less favorable.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Global Real Estate Fund	Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)	FTSE EPRA Nareit Developed Net Index	MSCI World Index
Aug-2017	$10,000	$10,000	$10,000	$10,000
Aug-2017	$10,083	$10,128	$10,079	$10,127
Aug-2018	$11,045	$10,616	$10,632	$11,454
Aug-2019	$11,646	$11,774	$11,496	$11,484
Aug-2020	$11,492	$10,749	$9,923	$13,411
Aug-2021	$15,432	$14,087	$13,232	$17,403
Aug-2022	$13,011	$11,865	$10,992	$14,780
Aug-2023	$12,151	$10,854	$10,422	$17,086
Aug-2024	$14,113	$12,852	$12,240	$21,261
Aug-2025	$14,252	$13,030	$12,459	$24,594
Aug-2026	$15,391	$13,999	$13,615	$29,604

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 17, 2017)
Easterly Global Real Estate Fund	7.99%	-0.05%	4.89%
Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)	7.44%	-0.13%	3.79%
FTSE EPRA Nareit Developed Net Index	9.28%	0.57%	3.47%
MSCI World Index	20.37%	11.21%	12.76%

Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific index changed from the FTSE EPRA/NAREIT Developed Net Index to the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. The new index reflects characteristics relevant to the Fund.The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$175,940,461
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$1,442,207
Portfolio Turnover	149%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	1.4%
Belgium	1.4%
Spain	1.7%
France	1.8%
Bermuda	2.2%
Germany	2.7%
Canada	3.3%
Japan	5.8%
United Kingdom	7.8%
Australia	12.0%
United States	59.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	6.5%
Equinix, Inc.	6.1%
Prologis, Inc.	5.9%
American Healthcare REIT, Inc.	4.6%
Goodman Group	3.4%
Chartwell Retirement Residences	3.3%
NEXTDC Ltd.	3.0%
Simon Property Group, Inc.	3.0%
Omega Healthcare Investors, Inc.	2.9%
Stockland	2.9%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Global Real Estate Fund - Class R6 (JARSX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JARSX

Easterly Hedged Equity Fund

Class A (JDAEX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.55%

How did the Fund perform during the reporting period?

During the twelve months ended August 31, 2026, U.S. equities advanced despite periods of heightened volatility. Markets remained resilient through late 2025, supported by economic growth and corporate earnings, but weakened during the first quarter of 2026 as uncertainty surrounding inflation, monetary policy, and geopolitical conflicts increased. Equity markets rebounded sharply in the second quarter as investor sentiment improved and implied volatility declined, with the advance continuing through August.

The Fund’s dynamic hedged-equity strategy maintained exposure to the S&P 500 while using short-duration put spread collars and actively managed equity exposure to limit downside risk. The strategy was particularly effective during the first quarter of 2026. The Fund’s protective put options reduced equity exposure helping mitigate losses during the decline. Option positions were actively adjusted as volatility increased, maintaining downside protection while preserving the ability to participate in a market recovery.

As equities rebounded, the Fund’s equity exposure participated meaningfully in the advance. However, the Fund’s protective options, covered calls and lower effective equity exposure limited participation relative to the Bloomberg US 500 Index (B500) during the strongest portions of the rally. Declining implied volatility also reduced the value of the Fund’s protective options.

For the full reporting period, the Fund benefited from equity-market appreciation and disciplined volatility management. The strategy reduced the impact of market weakness while capturing a portion of the subsequent recovery, resulting in a smoother return pattern than the broader equity market.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Hedged Equity Fund - with load	Bloomberg US 500 Index	S&P 500® Index
Aug-2016	$9,422	$10,000	$10,000
Aug-2017	$9,791	$11,652	$11,623
Aug-2018	$10,468	$13,939	$13,909
Aug-2019	$11,123	$14,400	$14,315
Aug-2020	$11,853	$17,882	$17,455
Aug-2021	$13,118	$23,534	$22,895
Aug-2022	$12,964	$20,441	$20,325
Aug-2023	$14,319	$23,688	$23,566
Aug-2024	$16,965	$30,159	$29,960
Aug-2025	$18,844	$35,171	$34,718
Aug-2026	$21,203	$42,305	$41,793

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Hedged Equity Fund
Without Load	12.52%	10.08%	8.45%
With Load	6.07%	8.79%	7.81%
Bloomberg US 500 Index	20.28%	12.45%	15.52%
S&P 500® Index	20.38%	12.79%	15.37%

Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities index changed from the S&P 500 Index to the Bloomberg US 500 Index. The new benchmark reflects the overall applicable securities market. Load Information: 5.75% is the maximum sales charge on purchase of Class A Shares. The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$686,502,860
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$5,271,614
Portfolio Turnover	25%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.5%
Purchased Options	1.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
90.8%
Index Option
1.1%
Equity Option
-0.1%
Other Assets in Excess of Liabilities
8.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.2%
Equity Option	-0.1%
Index Option	1.1%
Equity	90.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	90.8%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027	1.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026	1.2%
S&P 500 Index, 09/18/26 7600.0 Put	0.7%
S&P 500 Index, 09/30/26 7575.0 Put	0.7%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026	0.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/3/2027	0.2%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/29/2027	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2027	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/30/2027	0.0%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Hedged Equity Fund - Class A (JDAEX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JDAEX

Easterly Hedged Equity Fund

Class C (JDCEX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.30%

How did the Fund perform during the reporting period?

During the twelve months ended August 31, 2026, U.S. equities advanced despite periods of heightened volatility. Markets remained resilient through late 2025, supported by economic growth and corporate earnings, but weakened during the first quarter of 2026 as uncertainty surrounding inflation, monetary policy, and geopolitical conflicts increased. Equity markets rebounded sharply in the second quarter as investor sentiment improved and implied volatility declined, with the advance continuing through August.

The Fund’s dynamic hedged-equity strategy maintained exposure to the S&P 500 while using short-duration put spread collars and actively managed equity exposure to limit downside risk. The strategy was particularly effective during the first quarter of 2026. The Fund’s protective put options reduced equity exposure helping mitigate losses during the decline. Option positions were actively adjusted as volatility increased, maintaining downside protection while preserving the ability to participate in a market recovery.

As equities rebounded, the Fund’s equity exposure participated meaningfully in the advance. However, the Fund’s protective options, covered calls and lower effective equity exposure limited participation relative to the Bloomberg US 500 Index (B500) during the strongest portions of the rally. Declining implied volatility also reduced the value of the Fund’s protective options.

For the full reporting period, the Fund benefited from equity-market appreciation and disciplined volatility management. The strategy reduced the impact of market weakness while capturing a portion of the subsequent recovery, resulting in a smoother return pattern than the broader equity market.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Hedged Equity Fund	Bloomberg US 500 Index	S&P 500® Index
Aug-2016	$10,000	$10,000	$10,000
Aug-2017	$10,324	$11,652	$11,623
Aug-2018	$10,954	$13,939	$13,909
Aug-2019	$11,546	$14,400	$14,315
Aug-2020	$12,190	$17,882	$17,455
Aug-2021	$13,381	$23,534	$22,895
Aug-2022	$13,120	$20,441	$20,325
Aug-2023	$14,393	$23,688	$23,566
Aug-2024	$16,913	$30,159	$29,960
Aug-2025	$18,642	$35,171	$34,718
Aug-2026	$20,839	$42,305	$41,793

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Hedged Equity Fund
Without Load	11.78%	9.26%	7.62%
With Load	10.78%	9.26%	7.62%
Bloomberg US 500 Index	20.28%	12.45%	15.52%
S&P 500® Index	20.38%	12.79%	15.37%

Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities index changed from the S&P 500 Index to the Bloomberg US 500 Index. The new benchmark reflects the overall applicable securities market. Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within 12-months after purchase. The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$686,502,860
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$5,271,614
Portfolio Turnover	25%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.5%
Purchased Options	1.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.2%
Equity Option	-0.1%
Index Option	1.1%
Equity	90.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	90.8%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027	1.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026	1.2%
S&P 500 Index, 09/18/26 7600.0 Put	0.7%
S&P 500 Index, 09/30/26 7575.0 Put	0.7%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026	0.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/3/2027	0.2%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/29/2027	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2027	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/30/2027	0.0%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Hedged Equity Fund - Class C (JDCEX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JDCEX

Easterly Hedged Equity Fund

Class I (JDIEX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$138	1.30%

How did the Fund perform during the reporting period?

During the twelve months ended August 31, 2026, U.S. equities advanced despite periods of heightened volatility. Markets remained resilient through late 2025, supported by economic growth and corporate earnings, but weakened during the first quarter of 2026 as uncertainty surrounding inflation, monetary policy, and geopolitical conflicts increased. Equity markets rebounded sharply in the second quarter as investor sentiment improved and implied volatility declined, with the advance continuing through August.

The Fund’s dynamic hedged-equity strategy maintained exposure to the S&P 500 while using short-duration put spread collars and actively managed equity exposure to limit downside risk. The strategy was particularly effective during the first quarter of 2026. The Fund’s protective put options reduced equity exposure helping mitigate losses during the decline. Option positions were actively adjusted as volatility increased, maintaining downside protection while preserving the ability to participate in a market recovery.

As equities rebounded, the Fund’s equity exposure participated meaningfully in the advance. However, the Fund’s protective options, covered calls and lower effective equity exposure limited participation relative to the Bloomberg US 500 Index (B500) during the strongest portions of the rally. Declining implied volatility also reduced the value of the Fund’s protective options.

For the full reporting period, the Fund benefited from equity-market appreciation and disciplined volatility management. The strategy reduced the impact of market weakness while capturing a portion of the subsequent recovery, resulting in a smoother return pattern than the broader equity market.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $1,000,000 Investment

Table Summary
	Easterly Hedged Equity Fund	Bloomberg US 500 Index	S&P 500® Index
Aug-2016	$1,000,000	$1,000,000	$1,000,000
Aug-2017	$1,044,221	$1,165,182	$1,162,341
Aug-2018	$1,121,537	$1,393,882	$1,390,875
Aug-2019	$1,195,358	$1,439,955	$1,431,511
Aug-2020	$1,276,511	$1,788,187	$1,745,537
Aug-2021	$1,415,807	$2,353,353	$2,289,546
Aug-2022	$1,401,879	$2,044,125	$2,032,484
Aug-2023	$1,553,350	$2,368,783	$2,356,554
Aug-2024	$1,843,949	$3,015,920	$2,996,014
Aug-2025	$2,051,839	$3,517,119	$3,471,769
Aug-2026	$2,316,317	$4,230,539	$4,179,309

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Hedged Equity Fund	12.89%	10.35%	8.76%
Bloomberg US 500 Index	20.28%	12.45%	15.52%
S&P 500® Index	20.38%	12.79%	15.37%

Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities index changed from the S&P 500 Index to the Bloomberg US 500 Index. The new benchmark reflects the overall applicable securities market. The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$686,502,860
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$5,271,614
Portfolio Turnover	25%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.5%
Purchased Options	1.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.2%
Equity Option	-0.1%
Index Option	1.1%
Equity	90.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	90.8%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027	1.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026	1.2%
S&P 500 Index, 09/18/26 7600.0 Put	0.7%
S&P 500 Index, 09/30/26 7575.0 Put	0.7%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026	0.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/3/2027	0.2%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/29/2027	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2027	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/30/2027	0.0%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Hedged Equity Fund - Class I (JDIEX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JDIEX

Easterly Hedged Equity Fund

Class R6 (JDSEX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$111	1.04%

How did the Fund perform during the reporting period?

During the twelve months ended August 31, 2026, U.S. equities advanced despite periods of heightened volatility. Markets remained resilient through late 2025, supported by economic growth and corporate earnings, but weakened during the first quarter of 2026 as uncertainty surrounding inflation, monetary policy, and geopolitical conflicts increased. Equity markets rebounded sharply in the second quarter as investor sentiment improved and implied volatility declined, with the advance continuing through August.

The Fund’s dynamic hedged-equity strategy maintained exposure to the S&P 500 while using short-duration put spread collars and actively managed equity exposure to limit downside risk. The strategy was particularly effective during the first quarter of 2026. The Fund’s protective put options reduced equity exposure helping mitigate losses during the decline. Option positions were actively adjusted as volatility increased, maintaining downside protection while preserving the ability to participate in a market recovery.

As equities rebounded, the Fund’s equity exposure participated meaningfully in the advance. However, the Fund’s protective options, covered calls and lower effective equity exposure limited participation relative to the Bloomberg US 500 Index (B500) during the strongest portions of the rally. Declining implied volatility also reduced the value of the Fund’s protective options.

For the full reporting period, the Fund benefited from equity-market appreciation and disciplined volatility management. The strategy reduced the impact of market weakness while capturing a portion of the subsequent recovery, resulting in a smoother return pattern than the broader equity market.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Hedged Equity Fund	Bloomberg US 500 Index	S&P 500® Index
Aug-2017	$10,000	$10,000	$10,000
Aug-2017	$10,078	$10,182	$10,179
Aug-2018	$10,905	$12,181	$12,181
Aug-2019	$11,694	$12,584	$12,537
Aug-2020	$12,535	$15,627	$15,287
Aug-2021	$13,975	$20,566	$20,051
Aug-2022	$13,867	$17,863	$17,800
Aug-2023	$15,407	$20,701	$20,638
Aug-2024	$18,328	$26,356	$26,238
Aug-2025	$20,466	$30,736	$30,405
Aug-2026	$23,149	$36,970	$36,601

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 17, 2017)
Easterly Hedged Equity Fund	13.11%	10.62%	9.73%
Bloomberg US 500 Index	20.28%	12.45%	15.57%
S&P 500® Index	20.38%	12.79%	15.44%

Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities index changed from the S&P 500 Index to the Bloomberg US 500 Index. The new benchmark reflects the overall applicable securities market. The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$686,502,860
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$5,271,614
Portfolio Turnover	25%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.5%
Purchased Options	1.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.2%
Equity Option	-0.1%
Index Option	1.1%
Equity	90.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	90.8%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027	1.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026	1.2%
S&P 500 Index, 09/18/26 7600.0 Put	0.7%
S&P 500 Index, 09/30/26 7575.0 Put	0.7%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026	0.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/3/2027	0.2%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/29/2027	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2027	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/30/2027	0.0%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Hedged Equity Fund - Class R6 (JDSEX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JDSEX

Easterly Income Opportunities Fund

Class A (JASVX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$169	1.66%

How did the Fund perform during the reporting period?

All securitized sectors successfully navigated a changing monetary-policy landscape marked by a significant interest-rate sell-off and flattening of the Treasury curve. Securitized sectors broadly outperformed Treasuries over the twelve months ended August 31, 2026, benefiting from superior yields per unit of duration that helped shield investors from rising rates.

Following three Fed rate cuts in late 2025, policy shifted sharply in 2026 under the new Fed Chair Kevin Warsh as renewed inflation pressures prompted a hawkish pivot. Market expectations shifted from approximately three rate cuts entering 2026 to three rate hikes by the end of August. The 2-year Treasury yield rose 87 basis points through August, while the 10-year rose 52 basis points and the 30-year finished at 5.24%, its highest level since 2007. Corporate credit spreads remained historically tight despite a brief widening following the outbreak of Middle East hostilities.

Residential mortgage-backed securities was the Fund’s largest return contributor, supported by strong investor demand, limited net supply, low borrower delinquencies, continued deleveraging and resilient housing fundamentals. Non-qualified mortgage and other new-issue credit curves continued to flatten.

Commercial mortgage-backed securities ("CMBS"), particularly Small Balance Commercial, was the second-largest contributor. Senior and subordinate tranches benefited from attractive carry and meaningful spread tightening. Within conduit CMBS, we remain focused on seasoned, deleveraged subordinate tranches that we believe can return 100% of principal through loan paydowns and property liquidations.

Corporate Structured Notes generated solid returns from high carry, although flattening of the 30-year/2-year SOFR curve weighed on prices late in the period. Asset backed  performance remained bifurcated, with subprime borrowers facing growing affordability pressures, though investment-grade spreads remained relatively stable.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Income Opportunities Fund - with load	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$9,425	$10,000
Aug-2018	$9,444	$9,996
Aug-2019	$10,308	$11,013
Aug-2020	$11,405	$11,726
Aug-2021	$12,417	$11,716
Aug-2022	$11,879	$10,367
Aug-2023	$12,017	$10,243
Aug-2024	$12,968	$10,991
Aug-2025	$13,988	$11,335
Aug-2026	$14,448	$11,550

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	3.28%	3.08%	5.47%
With Load	1.22%	2.66%	4.69%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%

Load Information: 2% is the maximum sales charge on purchase of A Shares. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$426,419,272
Number of Portfolio Holdings	910
Advisory Fee (net of waivers)	$3,831,757
Portfolio Turnover	26%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.5%
Corporate Bonds	15.2%
Municipal Bonds	0.1%
U.S. Government & Agencies	11.2%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Other Industries	2.6%
Residential Mortgage	1.5%
Agency CMBS	1.6%
Whole Business	1.8%
Banking	1.9%
Student Loans	2.1%
Agency Fixed Rate	2.3%
Other ABS	3.2%
U.S. Treasury Inflation Protected	3.2%
Specialty Finance	3.8%
U.S. Treasury Notes	5.0%
Home Equity	5.7%
Institutional Financial Services	8.2%
Non Agency CMBS	20.0%
CMO	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 3.625%, 12/31/30	2.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 07/15/36	2.3%
United States Treasury Note, 3.875%, 03/31/28	2.3%
Fannie Mae or Freddie Mac, 5.000%, 08/25/46	2.3%
A&D Mortgage Trust, 2025-NQM1, 5.430%, 03/25/70	1.4%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.3%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.2%
Verus Securitization Trust, 2023-7, 7.930%, 10/25/68	1.2%
BRAVO Residential Funding Trust, 2024-NQM1, 8.137%, 12/1/63	1.1%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.1%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Income Opportunities Fund - Class A (JASVX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JASVX

Easterly Income Opportunities Fund

Class C (JSVCX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.41%

How did the Fund perform during the reporting period?

All securitized sectors successfully navigated a changing monetary-policy landscape marked by a significant interest-rate sell-off and flattening of the Treasury curve. Securitized sectors broadly outperformed Treasuries over the twelve months ended August 31, 2026, benefiting from superior yields per unit of duration that helped shield investors from rising rates.

Following three Fed rate cuts in late 2025, policy shifted sharply in 2026 under the new Fed Chair Kevin Warsh as renewed inflation pressures prompted a hawkish pivot. Market expectations shifted from approximately three rate cuts entering 2026 to three rate hikes by the end of August. The 2-year Treasury yield rose 87 basis points through August, while the 10-year rose 52 basis points and the 30-year finished at 5.24%, its highest level since 2007. Corporate credit spreads remained historically tight despite a brief widening following the outbreak of Middle East hostilities.

Residential mortgage-backed securities was the Fund’s largest return contributor, supported by strong investor demand, limited net supply, low borrower delinquencies, continued deleveraging and resilient housing fundamentals. Non-qualified mortgage and other new-issue credit curves continued to flatten.

Commercial mortgage-backed securities ("CMBS"), particularly Small Balance Commercial, was the second-largest contributor. Senior and subordinate tranches benefited from attractive carry and meaningful spread tightening. Within conduit CMBS, we remain focused on seasoned, deleveraged subordinate tranches that we believe can return 100% of principal through loan paydowns and property liquidations.

Corporate Structured Notes generated solid returns from high carry, although flattening of the 30-year/2-year SOFR curve weighed on prices late in the period. Asset backed  performance remained bifurcated, with subprime borrowers facing growing affordability pressures, though investment-grade spreads remained relatively stable.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Aug-2018	$10,020	$9,996
Aug-2019	$10,721	$11,013
Aug-2020	$11,773	$11,726
Aug-2021	$12,714	$11,716
Aug-2022	$12,073	$10,367
Aug-2023	$12,138	$10,243
Aug-2024	$13,002	$10,991
Aug-2025	$13,908	$11,335
Aug-2026	$14,271	$11,550

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	2.61%	2.34%	4.53%
With Load	1.63%	2.34%	4.53%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%

Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase.The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$426,419,272
Number of Portfolio Holdings	910
Advisory Fee (net of waivers)	$3,831,757
Portfolio Turnover	26%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.5%
Corporate Bonds	15.2%
Municipal Bonds	0.1%
U.S. Government & Agencies	11.2%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Other Industries	2.6%
Residential Mortgage	1.5%
Agency CMBS	1.6%
Whole Business	1.8%
Banking	1.9%
Student Loans	2.1%
Agency Fixed Rate	2.3%
Other ABS	3.2%
U.S. Treasury Inflation Protected	3.2%
Specialty Finance	3.8%
U.S. Treasury Notes	5.0%
Home Equity	5.7%
Institutional Financial Services	8.2%
Non Agency CMBS	20.0%
CMO	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 3.625%, 12/31/30	2.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 07/15/36	2.3%
United States Treasury Note, 3.875%, 03/31/28	2.3%
Fannie Mae or Freddie Mac, 5.000%, 08/25/46	2.3%
A&D Mortgage Trust, 2025-NQM1, 5.430%, 03/25/70	1.4%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.3%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.2%
Verus Securitization Trust, 2023-7, 7.930%, 10/25/68	1.2%
BRAVO Residential Funding Trust, 2024-NQM1, 8.137%, 12/1/63	1.1%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.1%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Income Opportunities Fund - Class C (JSVCX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JSVCX

Easterly Income Opportunities Fund

Class I (JSVIX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.41%

How did the Fund perform during the reporting period?

All securitized sectors successfully navigated a changing monetary-policy landscape marked by a significant interest-rate sell-off and flattening of the Treasury curve. Securitized sectors broadly outperformed Treasuries over the twelve months ended August 31, 2026, benefiting from superior yields per unit of duration that helped shield investors from rising rates.

Following three Fed rate cuts in late 2025, policy shifted sharply in 2026 under the new Fed Chair Kevin Warsh as renewed inflation pressures prompted a hawkish pivot. Market expectations shifted from approximately three rate cuts entering 2026 to three rate hikes by the end of August. The 2-year Treasury yield rose 87 basis points through August, while the 10-year rose 52 basis points and the 30-year finished at 5.24%, its highest level since 2007. Corporate credit spreads remained historically tight despite a brief widening following the outbreak of Middle East hostilities.

Residential mortgage-backed securities was the Fund’s largest return contributor, supported by strong investor demand, limited net supply, low borrower delinquencies, continued deleveraging and resilient housing fundamentals. Non-qualified mortgage and other new-issue credit curves continued to flatten.

Commercial mortgage-backed securities ("CMBS"), particularly Small Balance Commercial, was the second-largest contributor. Senior and subordinate tranches benefited from attractive carry and meaningful spread tightening. Within conduit CMBS, we remain focused on seasoned, deleveraged subordinate tranches that we believe can return 100% of principal through loan paydowns and property liquidations.

Corporate Structured Notes generated solid returns from high carry, although flattening of the 30-year/2-year SOFR curve weighed on prices late in the period. Asset backed  performance remained bifurcated, with subprime borrowers facing growing affordability pressures, though investment-grade spreads remained relatively stable.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $1,000,000 Investment

Table Summary
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$1,000,000	$1,000,000
Aug-2018	$1,002,000	$999,620
Aug-2019	$1,075,677	$1,101,308
Aug-2020	$1,193,286	$1,172,598
Aug-2021	$1,301,273	$1,171,611
Aug-2022	$1,247,959	$1,036,691
Aug-2023	$1,267,419	$1,024,321
Aug-2024	$1,371,307	$1,099,058
Aug-2025	$1,480,192	$1,133,530
Aug-2026	$1,534,272	$1,154,960

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	3.65%	3.35%	5.48%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$426,419,272
Number of Portfolio Holdings	910
Advisory Fee (net of waivers)	$3,831,757
Portfolio Turnover	26%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.5%
Corporate Bonds	15.2%
Municipal Bonds	0.1%
U.S. Government & Agencies	11.2%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Other Industries	2.6%
Residential Mortgage	1.5%
Agency CMBS	1.6%
Whole Business	1.8%
Banking	1.9%
Student Loans	2.1%
Agency Fixed Rate	2.3%
Other ABS	3.2%
U.S. Treasury Inflation Protected	3.2%
Specialty Finance	3.8%
U.S. Treasury Notes	5.0%
Home Equity	5.7%
Institutional Financial Services	8.2%
Non Agency CMBS	20.0%
CMO	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 3.625%, 12/31/30	2.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 07/15/36	2.3%
United States Treasury Note, 3.875%, 03/31/28	2.3%
Fannie Mae or Freddie Mac, 5.000%, 08/25/46	2.3%
A&D Mortgage Trust, 2025-NQM1, 5.430%, 03/25/70	1.4%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.3%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.2%
Verus Securitization Trust, 2023-7, 7.930%, 10/25/68	1.2%
BRAVO Residential Funding Trust, 2024-NQM1, 8.137%, 12/1/63	1.1%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.1%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Income Opportunities Fund - Class I (JSVIX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JSVIX

Easterly Income Opportunities Fund

Class R6 (JASSX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.99%

How did the Fund perform during the reporting period?

All securitized sectors successfully navigated a changing monetary-policy landscape marked by a significant interest-rate sell-off and flattening of the Treasury curve. Securitized sectors broadly outperformed Treasuries over the twelve months ended August 31, 2026, benefiting from superior yields per unit of duration that helped shield investors from rising rates.

Following three Fed rate cuts in late 2025, policy shifted sharply in 2026 under the new Fed Chair Kevin Warsh as renewed inflation pressures prompted a hawkish pivot. Market expectations shifted from approximately three rate cuts entering 2026 to three rate hikes by the end of August. The 2-year Treasury yield rose 87 basis points through August, while the 10-year rose 52 basis points and the 30-year finished at 5.24%, its highest level since 2007. Corporate credit spreads remained historically tight despite a brief widening following the outbreak of Middle East hostilities.

Residential mortgage-backed securities was the Fund’s largest return contributor, supported by strong investor demand, limited net supply, low borrower delinquencies, continued deleveraging and resilient housing fundamentals. Non-qualified mortgage and other new-issue credit curves continued to flatten.

Commercial mortgage-backed securities ("CMBS"), particularly Small Balance Commercial, was the second-largest contributor. Senior and subordinate tranches benefited from attractive carry and meaningful spread tightening. Within conduit CMBS, we remain focused on seasoned, deleveraged subordinate tranches that we believe can return 100% of principal through loan paydowns and property liquidations.

Corporate Structured Notes generated solid returns from high carry, although flattening of the 30-year/2-year SOFR curve weighed on prices late in the period. Asset backed  performance remained bifurcated, with subprime borrowers facing growing affordability pressures, though investment-grade spreads remained relatively stable.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Aug-2018	$10,020	$9,996
Aug-2019	$10,797	$11,013
Aug-2020	$12,016	$11,726
Aug-2021	$13,152	$11,716
Aug-2022	$12,668	$10,367
Aug-2023	$12,913	$10,243
Aug-2024	$14,043	$10,991
Aug-2025	$15,255	$11,335
Aug-2026	$15,882	$11,550

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	4.11%	3.85%	5.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$426,419,272
Number of Portfolio Holdings	910
Advisory Fee (net of waivers)	$3,831,757
Portfolio Turnover	26%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.5%
Corporate Bonds	15.2%
Municipal Bonds	0.1%
U.S. Government & Agencies	11.2%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Other Industries	2.6%
Residential Mortgage	1.5%
Agency CMBS	1.6%
Whole Business	1.8%
Banking	1.9%
Student Loans	2.1%
Agency Fixed Rate	2.3%
Other ABS	3.2%
U.S. Treasury Inflation Protected	3.2%
Specialty Finance	3.8%
U.S. Treasury Notes	5.0%
Home Equity	5.7%
Institutional Financial Services	8.2%
Non Agency CMBS	20.0%
CMO	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 3.625%, 12/31/30	2.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 07/15/36	2.3%
United States Treasury Note, 3.875%, 03/31/28	2.3%
Fannie Mae or Freddie Mac, 5.000%, 08/25/46	2.3%
A&D Mortgage Trust, 2025-NQM1, 5.430%, 03/25/70	1.4%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.3%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.2%
Verus Securitization Trust, 2023-7, 7.930%, 10/25/68	1.2%
BRAVO Residential Funding Trust, 2024-NQM1, 8.137%, 12/1/63	1.1%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.1%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Income Opportunities Fund - Class R6 (JASSX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-JASSX

Easterly Snow All Cap Value Fund

Class A (SNVAX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow All Cap Value Fund for the period of July 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period (6/26/2026 – 8/31/2026), the Easterly Snow All Cap Value Fund had a total return of 4.28%, compared to a return of 3.01% for the Bloomberg US 3000 Value Index and 5.56% for the Russell 3000 Value Index. Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities, despite ongoing geopolitical uncertainty. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, continuing to hover above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration, with the largest 10 companies representing 39.3% of the S&P 500 and trading for 20x forward earnings. Artificial intelligence (AI) remains a dominant investment theme, though we believe the next phase of opportunity will be driven less by the companies leading the AI buildout and more by the businesses supplying it. We have started to see a broadening out of returns, which we expect to be a tailwind for the Fund and the asset class.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures, driven in part by the ongoing conflict in the Middle East. Higher interest rates historically pressure small cap stocks which can be more sensitive to financing conditions. In our view, this environment may encourage greater valuation discipline and create opportunities for investors focused on fundamentally attractive businesses trading at discounted prices. As recent market leadership broadens and capital rotates toward more attractively valued companies, we believe businesses with strong balance sheets, healthy free cash flow generation, and company-specific catalysts are well positioned.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Easterly Snow All Cap Value Fund - with load
Bloomberg US 3000 Value (USD) TR
Russell 3000® Value Index
Bloomberg US 3000 Index
$10,800
$10,500
$10,200
$9,900
$9,600
$9,300
$10,556
$10,422
$10,301
$9,827
06/26/26
06/30/26
07/31/26
08/31/26

Table Summary
	Easterly Snow All Cap Value Fund - with load	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index	Bloomberg US 3000 Index
06/26/26	$9,424	$10,000	$10,000	$10,000
06/30/26	$9,355	$9,966	$9,987	$10,199
07/31/26	$9,769	$10,090	$10,353	$10,141
08/31/26	$9,827	$10,301	$10,556	$10,422

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund
Without Load	4.28%
With Load	-1.73%
Bloomberg US 3000 Index	4.22%
Bloomberg US 3000 Value (USD) TR	3.01%
Russell 3000® Value Index	5.56%

Load Information: 5.75% is the maximum sales charge on purchase of A Shares.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-all-cap-value-fund/ or call 888-814-8180.  The Fund first began operations as the Olstein All Cap Value Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. On June 26, 2026 the Predecessor Fund was reorganized as a new portfolio of the Trust. Performance of the Predecessor Fund is not shown for period prior to June 26, 2026 because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$472,448,539
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$591,379
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Real Estate	1.4%
Consumer Staples	1.6%
Communications	4.0%
Energy	5.5%
Materials	7.0%
Technology	8.8%
Consumer Discretionary	10.5%
Health Care	15.6%
Financials	19.6%
Industrials	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.3%
Jackson Financial, Inc.	2.2%
Abercrombie & Fitch Company, Class A	2.2%
Cleveland-Cliffs, Inc.	2.2%
Astec Industries, Inc.	2.0%
MetLife, Inc.	2.0%
JPMorgan Chase & Company	1.9%
Progyny, Inc.	1.9%
Bank of America Corporation	1.9%
Brinker International, Inc.	1.9%

How Has The Fund Changed?

No material changes occurred during the period ended August 31, 2026.

Easterly Snow All Cap Value Fund - Class A (SNVAX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNVAX

Easterly Snow All Cap Value Fund

Class C (SNVCX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow All Cap Value Fund for the period of July 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$34	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period (6/26/2026 – 8/31/2026), the Easterly Snow All Cap Value Fund had a total return of 4.14%, compared to a return of 3.01% for the Bloomberg US 3000 Value Index and 5.56% for the Russell 3000 Value Index. Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities, despite ongoing geopolitical uncertainty. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, continuing to hover above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration, with the largest 10 companies representing 39.3% of the S&P 500 and trading for 20x forward earnings. Artificial intelligence (AI) remains a dominant investment theme, though we believe the next phase of opportunity will be driven less by the companies leading the AI buildout and more by the businesses supplying it. We have started to see a broadening out of returns, which we expect to be a tailwind for the Fund and the asset class.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures, driven in part by the ongoing conflict in the Middle East. Higher interest rates historically pressure small cap stocks which can be more sensitive to financing conditions. In our view, this environment may encourage greater valuation discipline and create opportunities for investors focused on fundamentally attractive businesses trading at discounted prices. As recent market leadership broadens and capital rotates toward more attractively valued companies, we believe businesses with strong balance sheets, healthy free cash flow generation, and company-specific catalysts are well positioned.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Easterly Snow All Cap Value Fund
Bloomberg US 3000 Value (USD) TR
Russell 3000® Value Index
Bloomberg US 3000 Index
$10,800
$10,500
$10,200
$9,900
$9,600
$9,300
$10,556
$10,422
$10,301
$9,813
06/26/26
06/30/26
07/31/26
08/31/26

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index	Bloomberg US 3000 Index
06/26/26	$9,423	$10,000	$10,000	$10,000
06/30/26	$9,354	$9,966	$9,987	$10,199
07/31/26	$9,758	$10,090	$10,353	$10,141
08/31/26	$9,813	$10,301	$10,556	$10,422

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund	4.14%
Bloomberg US 3000 Index	4.22%
Bloomberg US 3000 Value (USD) TR	3.01%
Russell 3000® Value Index	5.56%

Load Information:Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase. Class C shares convert to Class A shares after 8 years from the last day of the month in which the shares were purchased. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-all-cap-value-fund/ or call 888-814-8180. The Fund first began operations as the Olstein All Cap Value Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. On June 26, 2026 the Predecessor Fund was reorganized as a new portfolio of the Trust. Performance of the Predecessor Fund is not shown for period prior to June 26, 2026 because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$472,448,539
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$591,379
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Real Estate	1.4%
Consumer Staples	1.6%
Communications	4.0%
Energy	5.5%
Materials	7.0%
Technology	8.8%
Consumer Discretionary	10.5%
Health Care	15.6%
Financials	19.6%
Industrials	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.3%
Jackson Financial, Inc.	2.2%
Abercrombie & Fitch Company, Class A	2.2%
Cleveland-Cliffs, Inc.	2.2%
Astec Industries, Inc.	2.0%
MetLife, Inc.	2.0%
JPMorgan Chase & Company	1.9%
Progyny, Inc.	1.9%
Bank of America Corporation	1.9%
Brinker International, Inc.	1.9%

How Has The Fund Changed?

No material changes occurred during the period ended August 31, 2026.

Easterly Snow All Cap Value Fund - Class C (SNVCX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNVCX

Easterly Snow All Cap Value Fund

Class I (SNVIX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow All Cap Value Fund for the period of July 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period (6/26/2026 – 8/31/2026), the Easterly Snow All Cap Value Fund had a total return of 4.32%, compared to a return of 3.01% for the Bloomberg US 3000 Value Index and 5.56% for the Russell 3000 Value Index. Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities, despite ongoing geopolitical uncertainty. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, continuing to hover above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration, with the largest 10 companies representing 39.3% of the S&P 500 and trading for 20x forward earnings. Artificial intelligence (AI) remains a dominant investment theme, though we believe the next phase of opportunity will be driven less by the companies leading the AI buildout and more by the businesses supplying it. We have started to see a broadening out of returns, which we expect to be a tailwind for the Fund and the asset class.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures, driven in part by the ongoing conflict in the Middle East. Higher interest rates historically pressure small cap stocks which can be more sensitive to financing conditions. In our view, this environment may encourage greater valuation discipline and create opportunities for investors focused on fundamentally attractive businesses trading at discounted prices. As recent market leadership broadens and capital rotates toward more attractively valued companies, we believe businesses with strong balance sheets, healthy free cash flow generation, and company-specific catalysts are well positioned.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $100,000 Investment

Easterly Snow All Cap Value Fund
Bloomberg US 3000 Value (USD) TR
Russell 3000® Value Index
Bloomberg US 3000 Index
$106,000
$103,500
$101,000
$98,500
$96,000
$93,500
$105,559
$104,223
$103,009
$98,333
06/26/26
06/30/26
07/31/26
08/31/26

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index	Bloomberg US 3000 Index
06/26/26	$94,261	$100,000	$100,000	$100,000
06/30/26	$93,556	$99,656	$99,865	$101,991
07/31/26	$97,724	$100,896	$103,526	$101,408
08/31/26	$98,333	$103,009	$105,559	$104,223

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund	4.32%
Bloomberg US 3000 Index	4.22%
Bloomberg US 3000 Value (USD) TR	3.01%
Russell 3000® Value Index	5.56%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-all-cap-value-fund/ or call 888-814-8180.  The Fund first began operations as the Olstein All Cap Value Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. On June 26, 2026 the Predecessor Fund was reorganized as a new portfolio of the Trust. Performance of the Predecessor Fund is not shown for period prior to June 26, 2026 because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$472,448,539
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$591,379
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Real Estate	1.4%
Consumer Staples	1.6%
Communications	4.0%
Energy	5.5%
Materials	7.0%
Technology	8.8%
Consumer Discretionary	10.5%
Health Care	15.6%
Financials	19.6%
Industrials	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.3%
Jackson Financial, Inc.	2.2%
Abercrombie & Fitch Company, Class A	2.2%
Cleveland-Cliffs, Inc.	2.2%
Astec Industries, Inc.	2.0%
MetLife, Inc.	2.0%
JPMorgan Chase & Company	1.9%
Progyny, Inc.	1.9%
Bank of America Corporation	1.9%
Brinker International, Inc.	1.9%

How Has The Fund Changed?

No material changes occurred during the period ended August 31, 2026.

Easterly Snow All Cap Value Fund - Class I (SNVIX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNVIX

Easterly Snow Long/Short Opportunity Fund

Class A (SNOAX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$221	1.95%

How did the Fund perform during the reporting period?

During the 12-month period ending August 31, 2026, the Easterly Snow Long/Short Opportunity Fund had a total return of 26.33%, compared to a return of 27.75% for the Bloomberg US 3000 Value Index. Strong stock selection drove absolute returns comparable to the benchmark, despite our delta-adjusted exposure averaging only 68.5% for the period. Consistent with our investment strategy, the Fund limited overall equity exposure by utilizing short positions in index-based ETFs, equity options and ETF option contracts, which collectively lowered returns by ~900bps.

Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, hovering above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration among mega-cap leaders, despite a broadening out of performance during the period.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures. The conflict in the Middle East has driven critical energy supplies lower, leading to price spikes that are rippling through the economy.

Value outpaced growth in the period, though there is ample room for value to sustain relative outperformance. Currently, value stocks (Russell 1000 Value) trade at ~17.6x forward earnings. This represents an attractive discount relative to growth benchmarks (Russell 1000 Growth – 22.3x); however, both indices are above their long-term average valuations. Over the medium term, expanding earnings breadth beyond mega-cap technology remains a compelling catalyst for disciplined investors allocated to the value style.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow Long/Short Opportunity Fund - with load	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Index	Russell 3000® Value Index
Aug-2016	$9,424	$10,000	$10,000	$10,000	$10,000
Aug-2017	$10,414	$11,602	$11,301	$11,606	$11,173
Aug-2018	$11,375	$13,950	$12,923	$13,956	$12,629
Aug-2019	$10,665	$14,135	$12,390	$14,139	$12,559
Aug-2020	$10,354	$17,165	$11,917	$17,171	$12,607
Aug-2021	$14,892	$22,939	$17,285	$22,845	$17,369
Aug-2022	$14,518	$19,809	$16,947	$19,810	$16,242
Aug-2023	$15,824	$22,704	$18,088	$22,734	$17,576
Aug-2024	$17,407	$28,632	$22,070	$28,677	$21,271
Aug-2025	$19,543	$33,143	$24,069	$33,220	$23,212
Aug-2026	$24,690	$39,890	$30,748	$39,898	$30,124

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	26.33%	10.64%	10.11%
With Load	19.07%	9.34%	9.46%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Bloomberg US 3000 Value (USD) TR	27.75%	12.21%	11.89%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 3000® Value Index	29.77%	11.64%	11.66%

Load Information: 5.75% is the maximum sales charge on purchase of A Shares. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on November 5, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index changed from the Russell 3000® Index to the Bloomberg US 3000 Index and the Fund’s style-specific index changed from the Russell 3000® Value Index to the Bloomberg US 3000 Value Index. The new broad-based benchmark reflects the overall applicable securities market and the new style index reflects characteristics relevant to the Fund.

Fund Statistics

Table Summary
Net Assets	$115,624,335
Number of Portfolio Holdings	147
Advisory Fee	$847,741
Portfolio Turnover	56%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-16.0%
Commodity	0.4%
Equity	2.2%
Communications	2.3%
Utilities	2.3%
Consumer Staples	3.7%
Industrials	5.9%
Technology	10.3%
Consumer Discretionary	12.5%
Materials	17.4%
Financials	18.2%
Energy	19.6%
Health Care	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	4.8%
ConocoPhillips	3.7%
Marathon Petroleum Corporation	3.5%
Range Resources Corporation	3.2%
Dell Technologies, Inc.	3.2%
Pacira BioSciences, Inc.	3.1%
Whitecap Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Citigroup, Inc.	2.9%
Regeneron Pharmaceuticals, Inc.	2.9%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	-0.7%
Energy	-1.0%
Materials	-1.3%
Commodity	-2.7%
Financials	-2.8%
Call Options Written	-3.0%
Equity	-30.3%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Snow Long/Short Opportunity Fund - Class A (SNOAX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNOAX

Easterly Snow Long/Short Opportunity Fund

Class C (SNOCX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$303	2.69%

How did the Fund perform during the reporting period?

During the 12-month period ending August 31, 2026, the Easterly Snow Long/Short Opportunity Fund had a total return of 25.38%, compared to a return of 27.75% for the Bloomberg US 3000 Value Index. Strong stock selection drove absolute returns comparable to the benchmark, despite our delta-adjusted exposure averaging only 68.5% for the period. Consistent with our investment strategy, the Fund limited overall equity exposure by utilizing short positions in index-based ETFs, equity options and ETF option contracts, which collectively lowered returns by ~900bps.

Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, hovering above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration among mega-cap leaders, despite a broadening out of performance during the period.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures. The conflict in the Middle East has driven critical energy supplies lower, leading to price spikes that are rippling through the economy.

Value outpaced growth in the period, though there is ample room for value to sustain relative outperformance. Currently, value stocks (Russell 1000 Value) trade at ~17.6x forward earnings. This represents an attractive discount relative to growth benchmarks (Russell 1000 Growth – 22.3x); however, both indices are above their long-term average valuations. Over the medium term, expanding earnings breadth beyond mega-cap technology remains a compelling catalyst for disciplined investors allocated to the value style.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow Long/Short Opportunity Fund	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Index	Russell 3000® Value Index
Aug-2016	$10,000	$10,000	$10,000	$10,000	$10,000
Aug-2017	$10,967	$11,602	$11,301	$11,606	$11,173
Aug-2018	$11,896	$13,950	$12,923	$13,956	$12,629
Aug-2019	$11,068	$14,135	$12,390	$14,139	$12,559
Aug-2020	$10,665	$17,165	$11,917	$17,171	$12,607
Aug-2021	$15,228	$22,939	$17,285	$22,845	$17,369
Aug-2022	$14,738	$19,809	$16,947	$19,810	$16,242
Aug-2023	$15,946	$22,704	$18,088	$22,734	$17,576
Aug-2024	$17,406	$28,632	$22,070	$28,677	$21,271
Aug-2025	$19,400	$33,143	$24,069	$33,220	$23,212
Aug-2026	$24,323	$39,890	$30,748	$39,898	$30,124

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	25.38%	9.82%	9.30%
With Load	24.38%	9.82%	9.30%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Bloomberg US 3000 Value (USD) TR	27.75%	12.21%	11.89%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 3000® Value Index	29.77%	11.64%	11.66%

Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase. Class C shares convert to Class A shares after 8 years from the last day of the month in which the shares were purchased. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180. The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on November 5, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index changed from the Russell 3000® Index to the Bloomberg US 3000 Index and the Fund’s style-specific index changed from the Russell 3000® Value Index to the Bloomberg US 3000 Value Index. The new broad-based benchmark reflects the overall applicable securities market and the new style index reflects characteristics relevant to the Fund.

Fund Statistics

Table Summary
Net Assets	$115,624,335
Number of Portfolio Holdings	147
Advisory Fee	$847,741
Portfolio Turnover	56%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-16.0%
Commodity	0.4%
Equity	2.2%
Communications	2.3%
Utilities	2.3%
Consumer Staples	3.7%
Industrials	5.9%
Technology	10.3%
Consumer Discretionary	12.5%
Materials	17.4%
Financials	18.2%
Energy	19.6%
Health Care	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	4.8%
ConocoPhillips	3.7%
Marathon Petroleum Corporation	3.5%
Range Resources Corporation	3.2%
Dell Technologies, Inc.	3.2%
Pacira BioSciences, Inc.	3.1%
Whitecap Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Citigroup, Inc.	2.9%
Regeneron Pharmaceuticals, Inc.	2.9%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	-0.7%
Energy	-1.0%
Materials	-1.3%
Commodity	-2.7%
Financials	-2.8%
Call Options Written	-3.0%
Equity	-30.3%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Snow Long/Short Opportunity Fund - Class C (SNOCX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNOCX

Easterly Snow Long/Short Opportunity Fund

Class I (SNOIX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$192	1.69%

How did the Fund perform during the reporting period?

During the 12-month period ending August 31, 2026, the Easterly Snow Long/Short Opportunity Fund had a total return of 26.64%, compared to a return of 27.75% for the Bloomberg US 3000 Value Index. Strong stock selection drove absolute returns comparable to the benchmark, despite our delta-adjusted exposure averaging only 68.5% for the period. Consistent with our investment strategy, the Fund limited overall equity exposure by utilizing short positions in index-based ETFs, equity options and ETF option contracts, which collectively lowered returns by ~900bps.

Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, hovering above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration among mega-cap leaders, despite a broadening out of performance during the period.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures. The conflict in the Middle East has driven critical energy supplies lower, leading to price spikes that are rippling through the economy.

Value outpaced growth in the period, though there is ample room for value to sustain relative outperformance. Currently, value stocks (Russell 1000 Value) trade at ~17.6x forward earnings. This represents an attractive discount relative to growth benchmarks (Russell 1000 Growth – 22.3x); however, both indices are above their long-term average valuations. Over the medium term, expanding earnings breadth beyond mega-cap technology remains a compelling catalyst for disciplined investors allocated to the value style.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $100,000 Investment

Table Summary
	Easterly Snow Long/Short Opportunity Fund	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Index	Russell 3000® Value Index
Aug-2016	$100,000	$100,000	$100,000	$100,000	$100,000
Aug-2017	$110,777	$116,016	$113,006	$116,063	$111,726
Aug-2018	$121,323	$139,495	$129,234	$139,563	$126,291
Aug-2019	$114,072	$141,351	$123,898	$141,392	$125,587
Aug-2020	$111,007	$171,645	$119,171	$171,708	$126,071
Aug-2021	$160,023	$229,386	$172,851	$228,446	$173,695
Aug-2022	$156,384	$198,089	$169,470	$198,104	$162,425
Aug-2023	$170,892	$227,044	$180,875	$227,338	$175,763
Aug-2024	$188,437	$286,323	$220,698	$286,775	$212,713
Aug-2025	$212,111	$331,432	$240,695	$332,200	$232,123
Aug-2026	$268,614	$398,900	$307,483	$398,985	$301,235

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund	26.64%	10.91%	10.39%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Bloomberg US 3000 Value (USD) TR	27.75%	12.21%	11.89%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 3000® Value Index	29.77%	11.64%	11.66%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on November 5, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index changed from the Russell 3000® Index to the Bloomberg US 3000 Index and the Fund’s style-specific index changed from the Russell 3000® Value Index to the Bloomberg US 3000 Value Index. The new broad-based benchmark reflects the overall applicable securities market and the new style index reflects characteristics relevant to the Fund.

Fund Statistics

Table Summary
Net Assets	$115,624,335
Number of Portfolio Holdings	147
Advisory Fee	$847,741
Portfolio Turnover	56%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-16.0%
Commodity	0.4%
Equity	2.2%
Communications	2.3%
Utilities	2.3%
Consumer Staples	3.7%
Industrials	5.9%
Technology	10.3%
Consumer Discretionary	12.5%
Materials	17.4%
Financials	18.2%
Energy	19.6%
Health Care	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	4.8%
ConocoPhillips	3.7%
Marathon Petroleum Corporation	3.5%
Range Resources Corporation	3.2%
Dell Technologies, Inc.	3.2%
Pacira BioSciences, Inc.	3.1%
Whitecap Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Citigroup, Inc.	2.9%
Regeneron Pharmaceuticals, Inc.	2.9%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	-0.7%
Energy	-1.0%
Materials	-1.3%
Commodity	-2.7%
Financials	-2.8%
Call Options Written	-3.0%
Equity	-30.3%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Snow Long/Short Opportunity Fund - Class I (SNOIX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNOIX

Easterly Snow Long/Short Opportunity Fund

Class R6 (SNORX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$173	1.53%

How did the Fund perform during the reporting period?

During the 12-month period ending August 31, 2026, the Easterly Snow Long/Short Opportunity Fund had a total return of 26.60%, compared to a return of 27.75% for the Bloomberg US 3000 Value Index. Strong stock selection drove absolute returns comparable to the benchmark, despite our delta-adjusted exposure averaging only 68.5% for the period. Consistent with our investment strategy, the Fund limited overall equity exposure by utilizing short positions in index-based ETFs, equity options and ETF option contracts, which collectively lowered returns by ~900bps.

Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, hovering above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration among mega-cap leaders, despite a broadening out of performance during the period.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures. The conflict in the Middle East has driven critical energy supplies lower, leading to price spikes that are rippling through the economy.

Value outpaced growth in the period, though there is ample room for value to sustain relative outperformance. Currently, value stocks (Russell 1000 Value) trade at ~17.6x forward earnings. This represents an attractive discount relative to growth benchmarks (Russell 1000 Growth – 22.3x); however, both indices are above their long-term average valuations. Over the medium term, expanding earnings breadth beyond mega-cap technology remains a compelling catalyst for disciplined investors allocated to the value style.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow Long/Short Opportunity Fund	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Index	Russell 3000® Value Index
Nov-2021	$10,000	$10,000	$10,000	$10,000	$10,000
Aug-2022	$9,467	$8,313	$9,524	$8,353	$9,117
Aug-2023	$10,346	$9,528	$10,165	$9,585	$9,866
Aug-2024	$11,408	$12,016	$12,403	$12,091	$11,940
Aug-2025	$12,844	$13,909	$13,527	$14,007	$13,030
Aug-2026	$16,262	$16,740	$17,281	$16,822	$16,909

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 4, 2021)
Easterly Snow Long/Short Opportunity Fund	26.60%	10.61%
Bloomberg US 3000 Index	20.36%	11.28%
Bloomberg US 3000 Value (USD) TR	27.75%	12.01%
Russell 3000® Index	20.10%	11.39%
Russell 3000® Value Index	29.77%	11.51%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index changed from the Russell 3000® Index to the Bloomberg US 3000 Index and the Fund’s style-specific index changed from the Russell 3000® Value Index to the Bloomberg US 3000 Value Index. The new broad-based benchmark reflects the overall applicable securities market and the new style index reflects characteristics relevant to the Fund.

Fund Statistics

Table Summary
Net Assets	$115,624,335
Number of Portfolio Holdings	147
Advisory Fee	$847,741
Portfolio Turnover	56%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-16.0%
Commodity	0.4%
Equity	2.2%
Communications	2.3%
Utilities	2.3%
Consumer Staples	3.7%
Industrials	5.9%
Technology	10.3%
Consumer Discretionary	12.5%
Materials	17.4%
Financials	18.2%
Energy	19.6%
Health Care	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	4.8%
ConocoPhillips	3.7%
Marathon Petroleum Corporation	3.5%
Range Resources Corporation	3.2%
Dell Technologies, Inc.	3.2%
Pacira BioSciences, Inc.	3.1%
Whitecap Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Citigroup, Inc.	2.9%
Regeneron Pharmaceuticals, Inc.	2.9%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	-0.7%
Energy	-1.0%
Materials	-1.3%
Commodity	-2.7%
Financials	-2.8%
Call Options Written	-3.0%
Equity	-30.3%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Snow Long/Short Opportunity Fund - Class R6 (SNORX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNORX

Easterly Snow Small Cap Value Fund

Class A (SNWAX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.20%

How did the Fund perform during the reporting period?

During the period, the Easterly Snow Small Cap Value Fund had a total return of 28.30%, compared to a return of 24.54% for the Bloomberg US 2000 Value Index and 29.95% for the Russell 2000 Value Index. Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities, despite ongoing geopolitical uncertainty. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, continuing to hover above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration, with the largest 10 companies representing 39.3% of the S&P 500 and trading for 20x forward earnings. Artificial intelligence (AI) remains a dominant investment theme, though we believe the next phase of opportunity will be driven less by the companies leading the AI buildout and more by the businesses supplying it. We have started to see a broadening out of returns, which we expect to be a tailwind for the Fund and the asset class.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures, driven in part by the ongoing conflict in the Middle East. Higher interest rates historically pressure small cap stocks which can be more sensitive to financing conditions. In our view, this environment may encourage greater valuation discipline and create opportunities for investors focused on fundamentally attractive businesses trading at discounted prices. As recent market leadership broadens and capital rotates toward more attractively valued companies, we believe businesses with strong balance sheets, healthy free cash flow generation, and company-specific catalysts are well positioned.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow Small Cap Value Fund - with load	Bloomberg US 2000 Value Index	Bloomberg US 3000 Index	Russell 2000® Value Index	Russell 3000® Index
Aug-2016	$9,426	$10,000	$10,000	$10,000	$10,000
Aug-2017	$9,520	$11,210	$11,602	$11,347	$11,606
Aug-2018	$11,915	$13,453	$13,950	$13,621	$13,956
Aug-2019	$9,082	$10,846	$14,135	$11,593	$14,139
Aug-2020	$9,189	$10,431	$17,165	$10,881	$17,171
Aug-2021	$15,846	$17,514	$22,939	$17,354	$22,845
Aug-2022	$14,207	$16,183	$19,809	$15,587	$19,810
Aug-2023	$16,640	$17,038	$22,704	$15,926	$22,734
Aug-2024	$20,397	$20,417	$28,632	$18,991	$28,677
Aug-2025	$22,518	$21,568	$33,143	$20,097	$33,220
Aug-2026	$28,891	$26,860	$39,890	$26,117	$39,898

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	28.30%	12.76%	11.85%
With Load	20.92%	11.43%	11.19%
Bloomberg US 2000 Value Index	24.54%	8.93%	10.39%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 3000® Index	20.10%	11.80%	14.84%

Load Information: 5.75% is the maximum sales charge on purchase of A Shares. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180. The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on November 5, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index changed from the Russell 3000® Index to the Bloomberg US 3000 Index and the Fund’s style-specific index  changed from the Russell 2000® Value Index to the Bloomberg US 2000 Value Index. The new broad-based benchmark reflects the overall applicable securities market and the new style index reflects characteristics relevant to the Fund.

Fund Statistics

Table Summary
Net Assets	$94,642,662
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$152,750
Portfolio Turnover	103%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
22.2%
Industrials
19.6%
Consumer Discretionary
17.7%
Health Care
9.6%
Materials
9.0%
Technology
6.0%
Energy
5.2%
Real Estate
2.7%
Consumer Staples
1.6%
Communications
1.4%
Other Assets in Excess of Liabilities
5.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Communications	1.4%
Consumer Staples	1.6%
Real Estate	2.7%
Energy	5.2%
Technology	6.0%
Materials	9.0%
Health Care	9.6%
Consumer Discretionary	17.7%
Industrials	19.6%
Financials	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Abercrombie & Fitch Company, Class A	4.6%
Progyny, Inc.	3.8%
Jackson Financial, Inc.	2.8%
Hudbay Minerals, Inc.	2.8%
Delek US Holdings, Inc.	2.8%
Cleveland-Cliffs, Inc.	2.8%
Zions Bancorp NA	2.6%
Brinker International, Inc.	2.4%
Commercial Metals Company	2.4%
Visteon Corporation	2.4%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Snow Small Cap Value Fund - Class A (SNWAX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNWAX

Easterly Snow Small Cap Value Fund

Class C (SNWCX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	1.95%

How did the Fund perform during the reporting period?

During the period, the Easterly Snow Small Cap Value Fund had a total return of 27.34%, compared to a return of 24.54% for the Bloomberg US 2000 Value Index and 29.95% for the Russell 2000 Value Index. Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities, despite ongoing geopolitical uncertainty. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, continuing to hover above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration, with the largest 10 companies representing 39.3% of the S&P 500 and trading for 20x forward earnings. Artificial intelligence (AI) remains a dominant investment theme, though we believe the next phase of opportunity will be driven less by the companies leading the AI buildout and more by the businesses supplying it. We have started to see a broadening out of returns, which we expect to be a tailwind for the Fund and the asset class.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures, driven in part by the ongoing conflict in the Middle East. Higher interest rates historically pressure small cap stocks which can be more sensitive to financing conditions. In our view, this environment may encourage greater valuation discipline and create opportunities for investors focused on fundamentally attractive businesses trading at discounted prices. As recent market leadership broadens and capital rotates toward more attractively valued companies, we believe businesses with strong balance sheets, healthy free cash flow generation, and company-specific catalysts are well positioned.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow Small Cap Value Fund	Bloomberg US 2000 Value Index	Bloomberg US 3000 Index	Russell 2000® Value Index	Russell 3000® Index
Aug-2016	$10,000	$10,000	$10,000	$10,000	$10,000
Aug-2017	$10,022	$11,210	$11,602	$11,347	$11,606
Aug-2018	$12,453	$13,453	$13,950	$13,621	$13,956
Aug-2019	$9,420	$10,846	$14,135	$11,593	$14,139
Aug-2020	$9,461	$10,431	$17,165	$10,881	$17,171
Aug-2021	$16,191	$17,514	$22,939	$17,354	$22,845
Aug-2022	$14,411	$16,183	$19,809	$15,587	$19,810
Aug-2023	$16,752	$17,038	$22,704	$15,926	$22,734
Aug-2024	$20,379	$20,417	$28,632	$18,991	$28,677
Aug-2025	$22,330	$21,568	$33,143	$20,097	$33,220
Aug-2026	$28,436	$26,860	$39,890	$26,117	$39,898

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	27.34%	11.92%	11.02%
With Load	26.34%	11.92%	11.02%
Bloomberg US 2000 Value Index	24.54%	8.93%	10.39%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 3000® Index	20.10%	11.80%	14.84%

Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase. Class C shares convert to Class A shares after 8 years from the last day of the month in which the shares were purchased. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180. The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on November 5, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index changed from the Russell 3000® Index to the Bloomberg US 3000 Index and the Fund’s style-specific index  changed from the Russell 2000® Value Index to the Bloomberg US 2000 Value Index. The new broad-based benchmark reflects the overall applicable securities market and the new style index reflects characteristics relevant to the Fund.

Fund Statistics

Table Summary
Net Assets	$94,642,662
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$152,750
Portfolio Turnover	103%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Communications	1.4%
Consumer Staples	1.6%
Real Estate	2.7%
Energy	5.2%
Technology	6.0%
Materials	9.0%
Health Care	9.6%
Consumer Discretionary	17.7%
Industrials	19.6%
Financials	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Abercrombie & Fitch Company, Class A	4.6%
Progyny, Inc.	3.8%
Jackson Financial, Inc.	2.8%
Hudbay Minerals, Inc.	2.8%
Delek US Holdings, Inc.	2.8%
Cleveland-Cliffs, Inc.	2.8%
Zions Bancorp NA	2.6%
Brinker International, Inc.	2.4%
Commercial Metals Company	2.4%
Visteon Corporation	2.4%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Snow Small Cap Value Fund - Class C (SNWCX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNWCX

Easterly Snow Small Cap Value Fund

Class I (SNWIX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	0.95%

How did the Fund perform during the reporting period?

During the period, the Easterly Snow Small Cap Value Fund had a total return of 28.64%, compared to a return of 24.54% for the Bloomberg US 2000 Value Index and 29.95% for the Russell 2000 Value Index. Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities, despite ongoing geopolitical uncertainty. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, continuing to hover above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration, with the largest 10 companies representing 39.3% of the S&P 500 and trading for 20x forward earnings. Artificial intelligence (AI) remains a dominant investment theme, though we believe the next phase of opportunity will be driven less by the companies leading the AI buildout and more by the businesses supplying it. We have started to see a broadening out of returns, which we expect to be a tailwind for the Fund and the asset class.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures, driven in part by the ongoing conflict in the Middle East. Higher interest rates historically pressure small cap stocks which can be more sensitive to financing conditions. In our view, this environment may encourage greater valuation discipline and create opportunities for investors focused on fundamentally attractive businesses trading at discounted prices. As recent market leadership broadens and capital rotates toward more attractively valued companies, we believe businesses with strong balance sheets, healthy free cash flow generation, and company-specific catalysts are well positioned.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $100,000 Investment

Table Summary
	Easterly Snow Small Cap Value Fund	Bloomberg US 2000 Value Index	Bloomberg US 3000 Index	Russell 2000® Value Index	Russell 3000® Index
Aug-2016	$100,000	$100,000	$100,000	$100,000	$100,000
Aug-2017	$101,254	$112,101	$116,016	$113,465	$116,063
Aug-2018	$127,073	$134,534	$139,495	$136,212	$139,563
Aug-2019	$97,073	$108,464	$141,351	$115,928	$141,392
Aug-2020	$98,502	$104,305	$171,645	$108,807	$171,708
Aug-2021	$170,244	$175,141	$229,386	$173,539	$228,446
Aug-2022	$153,047	$161,831	$198,089	$155,868	$198,104
Aug-2023	$179,678	$170,385	$227,044	$159,257	$227,338
Aug-2024	$220,829	$204,171	$286,323	$189,908	$286,775
Aug-2025	$244,550	$215,679	$331,432	$200,973	$332,200
Aug-2026	$314,579	$268,602	$398,900	$261,171	$398,985

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund	28.64%	13.07%	12.14%
Bloomberg US 2000 Value Index	24.54%	8.93%	10.39%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 3000® Index	20.10%	11.80%	14.84%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180. The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on November 5, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index changed from the Russell 3000® Index to the Bloomberg US 3000 Index and the Fund’s style-specific index  changed from the Russell 2000® Value Index to the Bloomberg US 2000 Value Index. The new broad-based benchmark reflects the overall applicable securities market and the new style index reflects characteristics relevant to the Fund.

Fund Statistics

Table Summary
Net Assets	$94,642,662
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$152,750
Portfolio Turnover	103%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Communications	1.4%
Consumer Staples	1.6%
Real Estate	2.7%
Energy	5.2%
Technology	6.0%
Materials	9.0%
Health Care	9.6%
Consumer Discretionary	17.7%
Industrials	19.6%
Financials	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Abercrombie & Fitch Company, Class A	4.6%
Progyny, Inc.	3.8%
Jackson Financial, Inc.	2.8%
Hudbay Minerals, Inc.	2.8%
Delek US Holdings, Inc.	2.8%
Cleveland-Cliffs, Inc.	2.8%
Zions Bancorp NA	2.6%
Brinker International, Inc.	2.4%
Commercial Metals Company	2.4%
Visteon Corporation	2.4%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Snow Small Cap Value Fund - Class I (SNWIX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNWIX

Easterly Snow Small Cap Value Fund

Class R6 (SNWRX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.85%

How did the Fund perform during the reporting period?

During the period, the Easterly Snow Small Cap Value Fund had a total return of 28.66%, compared to a return of 24.54% for the Bloomberg US 2000 Value Index and 29.95% for the Russell 2000 Value Index. Major indexes posted solid gains for the period as robust corporate earnings and steady economic growth provided a resilient backdrop for equities, despite ongoing geopolitical uncertainty. The S&P 500 set new all-time highs in August 2026 and trades at 19.4x forward earnings, continuing to hover above its 30-year average of 17.2x. Market valuations remain supported by heavy index concentration, with the largest 10 companies representing 39.3% of the S&P 500 and trading for 20x forward earnings. Artificial intelligence (AI) remains a dominant investment theme, though we believe the next phase of opportunity will be driven less by the companies leading the AI buildout and more by the businesses supplying it. We have started to see a broadening out of returns, which we expect to be a tailwind for the Fund and the asset class.

Markets are adjusting to a higher-for-longer policy trajectory, as the Federal Reserve weighs economic resilience alongside persistent inflationary pressures, driven in part by the ongoing conflict in the Middle East. Higher interest rates historically pressure small cap stocks which can be more sensitive to financing conditions. In our view, this environment may encourage greater valuation discipline and create opportunities for investors focused on fundamentally attractive businesses trading at discounted prices. As recent market leadership broadens and capital rotates toward more attractively valued companies, we believe businesses with strong balance sheets, healthy free cash flow generation, and company-specific catalysts are well positioned.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow Small Cap Value Fund	Bloomberg US 2000 Value Index	Bloomberg US 3000 Index	Russell 2000® Value Index	Russell 3000® Index
Nov-2021	$10,000	$10,000	$10,000	$10,000	$10,000
Aug-2022	$8,778	$8,690	$8,313	$8,479	$8,353
Aug-2023	$10,305	$9,149	$9,528	$8,663	$9,585
Aug-2024	$12,665	$10,963	$12,016	$10,331	$12,091
Aug-2025	$14,028	$11,581	$13,909	$10,933	$14,007
Aug-2026	$18,049	$14,423	$16,740	$14,207	$16,822

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 4, 2021)
Easterly Snow Small Cap Value Fund	28.66%	13.03%
Bloomberg US 2000 Value Index	24.54%	7.89%
Bloomberg US 3000 Index	20.36%	11.28%
Russell 2000® Value Index	29.95%	7.55%
Russell 3000® Index	20.10%	11.39%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index changed from the Russell 3000® Index to the Bloomberg US 3000 Index and the Fund’s style-specific index  changed from the Russell 2000® Value Index to the Bloomberg US 2000 Value Index. The new broad-based benchmark reflects the overall applicable securities market and the new style index reflects characteristics relevant to the Fund.

Fund Statistics

Table Summary
Net Assets	$94,642,662
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$152,750
Portfolio Turnover	103%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Communications	1.4%
Consumer Staples	1.6%
Real Estate	2.7%
Energy	5.2%
Technology	6.0%
Materials	9.0%
Health Care	9.6%
Consumer Discretionary	17.7%
Industrials	19.6%
Financials	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Abercrombie & Fitch Company, Class A	4.6%
Progyny, Inc.	3.8%
Jackson Financial, Inc.	2.8%
Hudbay Minerals, Inc.	2.8%
Delek US Holdings, Inc.	2.8%
Cleveland-Cliffs, Inc.	2.8%
Zions Bancorp NA	2.6%
Brinker International, Inc.	2.4%
Commercial Metals Company	2.4%
Visteon Corporation	2.4%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.

Easterly Snow Small Cap Value Fund - Class R6 (SNWRX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-SNWRX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

August 31, 2026	$121,000
June 30, 2026	$18,000
August 31, 2025	$106,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

August 31, 2026	$16,750
June 30, 2026	$3,500
August 31, 2025	$13,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0, $0, and $0 for the fiscal years ended August 31, 2026, June 30, 2026, August 31, 2025, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2026, June 30, 2026, August 31, 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
AUGUST 31, 2026

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO
HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	Australia - 12.0%
304,756	Goodman Group	$6,044,325
1,264,423	Lifestyle Communities Ltd.(a)	4,726,433
542,639	NEXTDC Ltd.(a)	5,358,598
1,631,138	Stockland	5,092,872
		21,222,228
	Belgium - 1.4%
27,193	VGP N.V.	2,526,698

	Bermuda - 2.2%
482,705	Hongkong Land Holdings Ltd.	3,934,046

	Canada - 3.3%
393,354	Chartwell Retirement Residences	5,852,274

	France - 1.8%
27,778	Unibail-Rodamco-Westfield	3,142,757

	Germany - 2.7%
306,159	Instone Real Estate Group S.E.(b)(c)	2,630,492
138,906	TAG Immobilien A.G.	2,035,553
		4,666,045
	Japan - 5.8%
5,679	Japan Hotel REIT Investment Corporation	2,949,472
2,540	Japan Prime Realty Investment Corporation	1,537,412
171,085	Mitsubishi Estate Company Ltd.	4,027,170
3,083	Nippon Prologis REIT, Inc.	1,682,058
		10,196,112
	Spain - 1.7%
94,981	Cellnex Telecom S.A.(b)	2,913,746

	Sweden - 1.4%
60,293	Catena A.B.	2,386,109

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	United Kingdom - 7.8%
1,529,671	Grainger PLC	$3,565,781
122,250	Segro PLC	1,575,969
1,631,186	Tritax Big Box REIT PLC	3,441,094
738,366	UNITE Group PLC (The)	5,056,867
		13,639,711
	United States - 59.2%
145,737	American Healthcare REIT, Inc.	8,046,139
70,081	American Homes 4 Rent, Class A	2,333,697
27,959	American Tower Corporation, Class A	4,912,396
142,200	Brixmor Property Group, Inc.	4,108,158
98,179	COPT Defense Properties	3,534,444
25,488	Digital Realty Trust, Inc.	4,730,318
10,190	Equinix, Inc.	10,666,077
78,733	First Industrial Realty Trust, Inc.	4,871,998
151,000	Host Hotels & Resorts, Inc.	3,311,430
34,196	Iron Mountain, Inc.	3,944,509
189,253	Kite Realty Group Trust	4,882,727
28,625	Mid-America Apartment Communities, Inc.	3,688,331
219,322	NETSTREIT Corporation	4,465,396
113,325	Omega Healthcare Investors, Inc.	5,181,219
65,000	OUTFRONT Media Inc.	1,909,700
74,427	Prologis, Inc.	10,413,826
25,144	Simon Property Group, Inc.	5,338,574
31,940	Sun Communities, Inc.	3,878,155
101,000	VICI Properties, Inc.	2,590,650
48,244	Welltower, Inc.	11,397,163
		104,204,907

	TOTAL COMMON STOCKS (Cost $186,620,786)	174,684,633

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Fair Value
TOTAL INVESTMENTS - 99.3% (Cost $186,620,786)	$174,684,633
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	1,255,828
NET ASSETS - 100.0%	$175,940,461

Portfolio Composition By Industry - Unaudited
Engineering & Construction	1.7%	REIT	76.6%
Health Care Facilities & Services	3.3%	Telecommunications	3.0%
Home Construction	2.7%	Other Assets In Excess of Liabilities	0.7%
Real Estate Owners & Developers	12.0%	Net Assets	100.0%

A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europeae

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026 the total market value of 144A securities is 5,544,238 or 3.2% of net assets.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. As of August 31, 2026, the value of securities amounted to $2,630,492 or 1.5% of net assets.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.8%
	EQUITY - 90.8%
812,500	State Street SPDR S&P 500 ETF Trust(a)	$623,228,125
	TOTAL EXCHANGE-TRADED FUNDS (Cost $512,544,166)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 1.4%
	PUT OPTIONS PURCHASED - 1.4%
1,000	S&P 500 Index	PER	09/18/2026	$7,600	$768,614,000	$4,790,000
770	S&P 500 Index	PER	09/30/2026	7,575	591,832,780	4,704,700
	TOTAL PUT OPTIONS PURCHASED (Cost - $12,138,338)					9,494,700

	TOTAL INVESTMENTS - 92.2% (Cost $524,682,504)					$632,722,825
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $3,954,073)					(2,148,600)
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $2,445,945)					(667,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.2%					56,596,135
	NET ASSETS - 100.0%					$686,502,860

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (0.3)%
	PUT OPTIONS WRITTEN - (0.3)%
1,000	S&P 500 Index	PER	09/18/2026	$7,200	$768,614,000	$855,000
770	S&P 500 Index	PER	09/30/2026	7,175	591,832,780	1,293,600
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $3,954,073)					2,148,600

	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN - (0.1)%
2,500	State Street SPDR S&P 500 ETF Trust	PER	09/18/2026	790	191,762,500	187,500
2,500	State Street SPDR S&P 500 ETF Trust	PER	09/30/2026	790	191,762,500	480,000
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $2,445,945)					667,500

	TOTAL OPTIONS WRITTEN (Premiums received - $6,400,018)					$2,816,100

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing

(a)	A portion of this security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

TOTAL RETURN SWAP

										Upfront	Unrealized
	Payment						Number Of	Maturity	Notional	Payments/	Appreciation
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	(Depreciation)
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	82,500	9/8/2026	$53,501,539	$—	$8,088,212
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.85%	Goldman Sachs	40,000	12/7/2026	26,838,800	—	3,066,044
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.83%	Goldman Sachs	20,000	3/3/2027	13,926,000	—	1,126,514
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.85%	Goldman Sachs	105,000	3/4/2027	68,877,438	—	9,452,407
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.65%	Goldman Sachs	15,000	3/29/2027	10,339,950	—	991,386
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.30%	Goldman Sachs	20,000	6/30/2027	14,921,246	—	293,052
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.95%	Goldman Sachs	25,000	7/2/2027	18,619,500	—	414,661
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.00%	Goldman Sachs	10,000	7/22/2027	7,443,900	—	159,552
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.94%	Goldman Sachs	20,000	9/30/2027	15,341,000	—	—
											$23,591,828

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0%
	ASSET MANAGEMENT - 1.3%
36,750	Invesco Ltd.	$1,204,665

	AUTOMOTIVE - 3.6%
20,500	Miller Industries, Inc.	1,148,410
21,931	Visteon Corporation	2,233,014
		3,381,424
	BANKING - 16.6%
63,441	Associated Banc-Corporation	1,941,929
23,307	Banc of California, Inc.	433,976
11,000	Citizens Financial Group, Inc.	757,570
73,036	Columbia Banking System, Inc.	2,164,787
34,421	First Commonwealth Financial Corporation	712,515
35,000	First Hawaiian, Inc.	896,350
114,730	Flagstar Financial, Inc.	1,527,056
68,786	FNB Corporation	1,253,969
32,000	Home BancShares, Inc.	942,720
69,428	Old National Bancorp	1,775,968
11,000	Prosperity Bancshares, Inc.	787,160
36,679	Zions Bancorp NA	2,446,122
		15,640,122
	BIOTECH & PHARMA - 0.2%
6,467	Collegium Pharmaceutical, Inc.(a)	159,153

	COMMERCIAL SUPPORT SERVICES - 3.6%
31,361	ABM Industries, Inc.	1,462,363
7,500	Brady Corporation, Class A	679,875
15,250	Korn Ferry	1,304,637
		3,446,875
	CONSUMER SERVICES - 2.3%
25,018	Stride, Inc.(a)	2,168,810

	ELECTRICAL EQUIPMENT - 4.2%
32,255	Ralliant Corporation	1,991,101

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	ELECTRICAL EQUIPMENT - 4.2% (Continued)
49,262	Sensata Technologies Holding PLC	$2,021,220
		4,012,321
	ENGINEERING & CONSTRUCTION - 1.0%
14,011	AECOM	944,762

	FOOD - 0.2%
6,729	Pilgrim’s Pride Corporation(a)	211,156

	HEALTH CARE FACILITIES & SERVICES - 6.5%
9,959	Addus HomeCare Corporation(a)	1,141,999
7,319	Molina Healthcare, Inc.(a)	1,454,798
139,594	Progyny, Inc.(a)	3,572,210
		6,169,007
	HOME CONSTRUCTION - 1.6%
11,550	Mohawk Industries, Inc.(a)	1,481,288

	HOUSEHOLD PRODUCTS - 0.8%
19,500	Central Garden & Pet Company, Class A(a)	725,595

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.4%
3,000	Timken Company (The)	361,350

	INDUSTRIAL SUPPORT SERVICES - 0.7%
2,000	WESCO International, Inc.	680,800

	INSURANCE - 4.4%
13,832	CNO Financial Group, Inc.	757,855
20,132	Jackson Financial, Inc.	2,686,213
17,486	Lincoln National Corporation	744,729
		4,188,797
	INTERNET MEDIA & SERVICES - 1.4%
78,697	Lyft, Inc., CLASS A(a)	1,329,979

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	LEISURE FACILITIES & SERVICES - 3.1%
9,928	Brinker International, Inc.(a)	$2,268,548
20,500	Dine Brands Global, Inc.	678,140
		2,946,688
	MACHINERY - 8.7%
6,500	AGCO Corporation	769,015
47,861	Astec Industries, Inc.	2,036,485
13,500	Douglas Dynamics, Inc.	554,445
12,745	Enerpac Tool Group Corporation	475,643
5,986	ESAB Corporation	451,225
51,000	Gates Industrial Corp Ltd.(a)	1,304,580
5,450	Middleby Corporation (The)(a)	604,078
5,950	Midera Food Processing, Inc.(a)	278,936
4,000	Tennant Company	278,400
22,902	Terex Corporation	1,454,506
		8,207,313
	MEDICAL EQUIPMENT & DEVICES - 2.9%
13,392	Haemonetics Corporation(a)	1,380,313
56,460	Inmode Ltd.(a)	844,642
5,595	Lantheus Holdings, Inc.(a)	564,871
		2,789,826
	METALS & MINING - 3.8%
82,941	B2Gold Corporation	454,517
93,351	Hudbay Minerals, Inc.	2,675,439
12,288	SSR Mining, Inc.	462,152
		3,592,108
	OIL & GAS PRODUCERS - 4.3%
9,568	CNX Resources Corporation(a)	348,084
35,617	Delek US Holdings, Inc.	2,647,768
41,626	Northern Oil & Gas, Inc.	1,082,692
		4,078,544
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
41,000	NOV, Inc.	872,890

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	REAL ESTATE SERVICES - 1.2%
82,000	Cushman & Wakefield Ltd.(a)	$1,106,180

	REITS - 1.5%
47,521	Highwoods Properties, Inc.	1,454,143

	RETAIL - CONSUMER STAPLES - 0.6%
6,576	Sprouts Farmers Market, Inc.(a)	539,495

	RETAIL - DISCRETIONARY - 7.1%
30,363	Abercrombie & Fitch Company, Class A(a)	4,344,339
77,896	American Eagle Outfitters, Inc.	1,295,410
13,985	Urban Outfitters, Inc.(a)	1,128,450
		6,768,199
	SEMICONDUCTORS - 4.7%
13,959	Diodes, Inc.(a)	1,267,477
3,500	Kulicke & Soffa Industries, Inc.	280,210
73,141	Photronics, Inc.(a)	2,058,188
2,453	Silicon Motion Technology Corporation - ADR	605,499
10,000	Vishay Intertechnology, Inc.	304,300
		4,515,674
	SOFTWARE - 1.2%
45,904	Open Text Corporation	1,144,387

	STEEL - 5.2%
226,659	Cleveland-Cliffs, Inc.(a)	2,617,911
33,593	Commercial Metals Company	2,266,520
		4,884,431
	TRANSPORTATION EQUIPMENT - 1.0%
15,500	Blue Bird Corporation(a)	901,325

	TOTAL COMMON STOCKS (Cost $67,593,603)	89,907,307

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	TOTAL INVESTMENTS - 95.0% (Cost $67,597,087)	$89,907,307
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.0%	4,735,355
	NET ASSETS - 100.0%	$94,642,662

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.0%
	APPAREL & TEXTILE PRODUCTS - 2.6%
31,800	Carter’s, Inc.	$1,030,002
27,217	PVH Corporation(d)	2,018,413
		3,048,415
	AUTOMOTIVE - 3.4%
79,100	Gentex Corporation	1,769,467
21,200	Visteon Corporation	2,158,584
		3,928,051
	BANKING - 12.1%
27,070	Bank of America Corporation(d)	1,676,716
25,740	Citigroup, Inc.(d)	3,387,899
96,070	Columbia Banking System, Inc.(d)	2,847,515
33,000	Fifth Third Bancorp	1,774,410
7,400	JPMorgan Chase & Company(d)	2,634,548
66,700	Old National Bancorp	1,706,186
		14,027,274
	BEVERAGES - 0.7%
6,200	Constellation Brands, Inc., Class A(d)	809,844

	BIOTECH & PHARMA - 12.8%
34,000	BioMarin Pharmaceutical, Inc.(a)	2,217,820
76,000	CorMedix, Inc.(a)	627,760
6,030	Johnson & Johnson	1,603,076
138,400	Pacira BioSciences, Inc.(a)	3,584,559
4,220	Regeneron Pharmaceuticals, Inc.(d)	3,372,118
75,296	Sanofi - ADR(d)	3,340,131
		14,745,464
	CHEMICALS - 1.8%
158,130	Ecovyst, Inc.(a),(d)	1,608,182
7,000	LyondellBasell Industries N.V., Class A	455,560
		2,063,742
	ELECTRICAL EQUIPMENT - 1.5%
43,520	Sensata Technologies Holding PLC	1,785,625

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.0% (Continued)
	ENGINEERING & CONSTRUCTION - 0.7%
11,600	AECOM	$782,188

	ENTERTAINMENT CONTENT - 1.2%
13,500	Walt Disney Company (The)	1,451,925

	GAS & WATER UTILITIES - 2.3%
68,450	UGI Corporation(d)	2,631,903

	HEALTH CARE FACILITIES & SERVICES - 4.6%
33,000	Centene Corporation(a),(d)	2,123,220
3,100	Elevance Health, Inc.	1,216,874
76,000	Progyny, Inc.(a),(d)	1,944,840
		5,284,934
	HOUSEHOLD PRODUCTS – 0.9%
54,100	Kenvue, Inc.	1,021,408

	INDUSTRIAL SUPPORT SERVICES - 1.1%
3,660	WESCO International, Inc.(d)	1,245,864

	INSURANCE - 4.6%
9,330	Hartford Insurance Group, Inc. (The)	1,281,755
15,400	Jackson Financial, Inc.	2,054,822
20,475	MetLife, Inc.(d)	1,948,606
		5,285,183
	INTERNET MEDIA & SERVICES - 1.0%
68,000	Lyft, Inc., CLASS A(a)	1,149,200

	LEISURE FACILITIES & SERVICES - 1.7%
45,050	Las Vegas Sands Corporation(d)	1,973,641

	MACHINERY - 1.4%
20,500	Flowserve Corporation	1,621,345

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.9%
24,400	Haemonetics Corporation(a)	$2,514,908
22,100	Medtronic PLC	2,003,365
		4,518,273
	METALS & MINING - 11.9%
10,140	Agnico Eagle Mines Ltd.(d)	2,059,535
72,500	Alamos Gold, Inc., Class A(d)	2,654,225
1,020,000	B2Gold Corporation(d)	5,589,601
119,700	Hudbay Minerals, Inc.(d)	3,430,602
		13,733,963
	OIL & GAS PRODUCERS - 19.6%
32,208	ConocoPhillips(d)	4,267,237
42,900	EQT Corporation(d)	2,324,322
10,695	Marathon Petroleum Corporation(d)	3,992,657
89,270	Northern Oil & Gas, Inc. (d)	2,321,913
88,680	Range Resources Corporation(d)	3,664,258
40,000	Sable Offshore Corporation(a)	193,200
35,389	Suncor Energy, Inc.(d)	2,364,693
272,317	Whitecap Resources, Inc.	3,521,059
		22,649,339
	RETAIL - CONSUMER STAPLES - 2.1%
11,700	Sprouts Farmers Market, Inc.(a)	959,868
9,400	Target Corporation(d)	1,512,272
		2,472,140
	RETAIL - DISCRETIONARY - 4.1%
16,000	Abercrombie & Fitch Company, Class A(a),(d)	2,289,279
40,000	American Eagle Outfitters, Inc.	665,200
3,400	Home Depot, Inc. (The)	1,114,622
6,000	Lululemon Athletica, Inc.(a)	721,560
		4,790,661
	SEMICONDUCTORS - 0.8%
31,800	Photronics, Inc.(a)	894,852

	SOFTWARE - 5.4%
8,000	Akamai Technologies, Inc.(a),(d)	868,960

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.0% (Continued)
	SOFTWARE - 5.4% (Continued)
11,500	DocuSign, Inc.(a)	$762,105
1,350	Microsoft Corporation	684,842
8,700	Salesforce, Inc.	2,240,598
8,500	Zoom Video Communications, Inc.(a),(d)	821,780
197,000	ZoomInfo Technologies, Inc., CLASS A(a)	835,280
		6,213,565
	SPECIALTY FINANCE - 0.7%
559,700	UWM Holdings Corporation	811,565

	STEEL - 2.7%
55,000	Cleveland-Cliffs, Inc.(a)	635,250
37,043	Commercial Metals Company(d)	2,499,291
		3,134,541
	TECHNOLOGY HARDWARE - 3.6%
8,000	Dell Technologies, Inc., Class C(d)	3,648,080
14,000	Super Micro Computer, Inc.(a)	521,920
		4,170,000
	TECHNOLOGY SERVICES - 0.6%
10,000	Cognizant Technology Solutions Corporation, Class A	645,800

	TRANSPORTATION EQUIPMENT - 1.2%
11,575	PACCAR, Inc.(d)	1,436,805

	TOTAL COMMON STOCKS (Cost $89,606,115)	128,327,510

	EXCHANGE-TRADED FUNDS — 2.6%
	COMMODITY - 0.4%
10,000	United States Brent Oil Fund, L.P.(a)	528,400

	EQUITY - 2.2%
20,000	VanEck Junior Gold Miners ETF(d)	2,558,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,304,692)	3,087,000

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 2.4%
	CHEMICALS — 0.4%
600,000	FMC Corporation(b)	H15T5Y + 4.366%	8.4500	11/01/55	$443,124

	RETAIL - DISCRETIONARY — 0.6%
1,000,000	Kohl’s Corporation		5.5500	07/17/45	685,891

	SPECIALTY FINANCE — 0.8%
1,000,000	Ally Financial, Inc.(b)	H15T7Y + 3.481%	4.7000	08/15/69	970,592

	STEEL — 0.6%
800,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	653,225

	TOTAL CORPORATE BONDS (Cost $2,272,162)				2,752,832

	TOTAL INVESTMENTS - 116.0% (Cost $93,182,969)				$134,167,342
	CALL OPTIONS WRITTEN - (2.8)% (Premiums received - $2,186,855)				(3,272,093)
	PUT OPTIONS WRITTEN – (0.2)% (Premiums received - $673,751)				(270,905)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0)%				(15,000,009)
	NET ASSETS - 100.0%				$115,624,335

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.0)%
	CALL OPTIONS WRITTEN - (2.8)%
70	Abercrombie & Fitch Company	JEF	12/18/2026	$130	$910,000	$177,450
40	Akamai Technologies, Inc.	JEF	11/20/2026	150	600,000	8,680
40	Akamai Technologies, Inc.	JEF	11/20/2026	180	720,000	2,300
152	Alamos Gold, Inc.	JEF	01/15/2027	45	684,000	33,136
400	American Eagle Outfitters, Inc.	JEF	09/18/2026	22	880,000	9,200
1,500	B2Gold Corporation	JEF	01/15/2027	6	900,000	112,500
3,700	B2Gold Corporation	JEF	01/15/2027	8	2,960,000	85,100
150	Centene Corporation	JEF	09/18/2026	65	975,000	27,900
150	Centene Corporation	JEF	12/18/2026	80	1,200,000	24,825

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.0)%
	CALL OPTIONS WRITTEN - (2.8)% (Continued)
80	Citigroup, Inc.	JEF	11/20/2026	$165	$1,320,000	$3,600
550	Cleveland-Cliffs, Inc.	JEF	12/18/2026	17	935,000	19,800
147	Columbia Banking System, Inc.	JEF	11/20/2026	30	441,000	22,418
100	ConocoPhillips	JEF	09/18/2026	140	1,400,000	10,000
30	Dell Technologies, Inc.	JEF	12/18/2026	250	750,000	640,125
30	Dell Technologies, Inc.	JEF	01/15/2027	400	1,200,000	316,425
20	Dell Technologies, Inc.	JEF	01/15/2027	450	900,000	174,500
94	Ecovyst, Inc.	JEF	09/18/2026	18	169,200	235
100	EQT Corporation	JEF	09/18/2026	80	800,000	600
80	Haemonetics Corporation	JEF	09/18/2026	90	720,000	107,200
300	Hudbay Minerals, Inc.	JEF	11/20/2026	25	750,000	157,500
100	Hudbay Minerals, Inc.	JEF	11/20/2026	30	300,000	26,300
100	Hudbay Minerals, Inc.	JEF	11/20/2026	35	350,000	12,300
75	Jackson Financial, Inc.	JEF	09/18/2026	115	862,500	143,250
30	JPMorgan Chase & Company	JEF	11/20/2026	360	1,080,000	43,200
24	Marathon Petroleum Corporation	JEF	09/18/2026	270	648,000	247,464
50	Marathon Petroleum Corporation	JEF	12/18/2026	280	1,400,000	507,750
250	Northern Oil & Gas, Inc.	JEF	12/18/2026	30	750,000	27,500
100	Photronics, Inc.	JEF	12/18/2026	60	600,000	3,250
250	Progyny, Inc.	JEF	11/20/2026	30	750,000	23,750
250	Progyny, Inc.	JEF	11/20/2026	40	1,000,000	5,000
100	PVH Corporation	JEF	09/18/2026	115	1,150,000	3,750
200	Range Resources Corporation	JEF	09/18/2026	55	1,100,000	1,000
14	Regeneron Pharmaceuticals, Inc.	JEF	01/15/2027	860	1,204,000	58,450
200	Sable Offshore Corporation	JEF	01/15/2027	25	500,000	900
40	Salesforce, Inc.	JEF	11/20/2026	250	1,000,000	96,080
150	Sanofi S.A.	JEF	12/18/2026	50	750,000	12,600
150	Sensata Technologies Holding PLC	JEF	11/20/2026	65	975,000	9,000
64	Suncor Energy, Inc.	JEF	09/18/2026	75	480,000	640
140	Super Micro Computer, Inc.	JEF	01/15/2027	50	700,000	48,020
50	Target Corporation	JEF	12/18/2026	175	875,000	33,000
15	WESCO International, Inc.	JEF	11/20/2026	380	570,000	22,050
85	Zoom Communications, Inc.	JEF	11/20/2026	120	1,020,000	13,345
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,186,855)					3,272,093

	PUT OPTIONS WRITTEN – (0.2)%
100	AECOM	JEF	12/18/2026	$65	$650,000	$32,000
40	Agnico Eagle Mines Ltd.	JEF	11/20/2026	130	520,000	2,400
5	ASML Holding N.V.	JEF	10/16/2026	1,400	700,000	6,785
50	Boeing Company (The)	JEF	11/20/2026	200	1,000,000	41,450
100	Cognizant Technology Solutions Corporation	JEF	10/16/2026	45	450,000	3,750
50	Dick’s Sporting Goods, Inc.	JEF	11/20/2026	125	625,000	29,000
110	Docusign, Inc.	JEF	09/18/2026	45	495,000	660
150	Las Vegas Sands Corporation	JEF	12/18/2026	45	675,000	54,750
50	Lululemon Athletica, Inc.	JEF	12/18/2026	110	550,000	37,750
10	Micron Technology, Inc.	JEF	11/20/2026	650	650,000	10,380

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.0)%
	PUT OPTIONS WRITTEN - (0.2)% (Continued)
15	Microsoft Corporation	JEF	09/18/2026	$370	$555,000	$90
200	Northern Oil & Gas, Inc.	JEF	09/18/2026	19	380,000	4,500
200	PBF Energy, Inc.	JEF	09/18/2026	38	760,000	12,000
35	Salesforce, Inc.	JEF	11/20/2026	180	630,000	2,730
80	Sprouts Farmers Market, Inc.	JEF	09/18/2026	75	600,000	4,160
100	Zoetis, Inc.	JEF	10/16/2026	75	750,000	28,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $673,751)					270,905

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $2,860,606)					$3,542,998

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — (5.8)%
	ASSET MANAGEMENT - (1.1)%
(25,300)	Carlyle Group, Inc. (The)	$(1,224,267)

	HOUSEHOLD PRODUCTS - (0.7)%
(4,300)	Church & Dwight Company, Inc.	(429,054)
(4,600)	Colgate-Palmolive Company	(413,172)
		(842,226)
	INSTITUTIONAL FINANCIAL SERVICES - (1.8)%
(9,500)	Morgan Stanley	(2,026,540)

	METALS & MINING - (1.3)%
(16,100)	BHP Group Ltd. - ADR	(1,512,112)

	OIL & GAS PRODUCERS - (0.9)%
(2,600)	Chevron Corporation	(535,964)
(3,400)	ExxonMobil Holdings Corporation	(547,230)
		(1,083,194)

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (33.0)%
	COMMODITY - (2.7)%
(7,600)	SPDR Gold Shares	$(3,103,992)

	EQUITY - (30.3)%
(26,000)	iShares Russell 1000 Growth ETF	(3,190,460)
(15,400)	iShares Russell 1000 Value ETF	(3,956,414)
(11,400)	iShares Russell 2000 Value ETF	(2,528,520)
(8,000)	iShares Russell 3000 ETF	(3,489,120)
(17,000)	State Street Energy Select Sector SPDR ETF	(1,087,320)
(7,000)	VanEck Gold Miners ETF	(689,570)
(28,400)	Vanguard S&P 500 ETF	(20,018,876)
		(34,960,280)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $42,479,276)	$(44,752,611)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

JEF	Jefferies

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on August 31, 2026.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	All or a portion is held as collateral for Securities Sold Short.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1%
	AGENCY CMBS — 1.6%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2480	05/25/47	$45,888
2,165,632	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	6.0840	05/25/29	2,060,259
1,468,732	Government National Mortgage Association Series 2008-92 Z		4.7000	10/16/48	1,372,072
51,191	Government National Mortgage Association Series 2012-27 IO(a),(b),(f)		0.1860	04/16/53	90
129,197	Government National Mortgage Association Series 2017-90 AC		2.6000	06/16/58	107,979
91,230	Government National Mortgage Association Series 2022-3 IO(a),(b)		0.6390	02/16/61	4,130
200,000	Government National Mortgage Association Series 2022-4 B		1.9000	02/16/61	117,074
1,956,292	Government National Mortgage Association Series 2022-113 Z		2.0000	09/16/61	982,729
46,603	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.6870	10/20/62	1,527
7,352,870	Government National Mortgage Association Series 2022-55 IO(a),(b)		0.5640	01/16/63	272,447
1,850,688	Government National Mortgage Association Series 2022-82 Z		2.0000	02/16/64	843,773
218,182	Government National Mortgage Association Series 2022-4 Z		1.9000	03/16/64	89,493
900,000	Government National Mortgage Association Series 2003-91 BW		2.2500	08/16/64	389,654
675,492	Government National Mortgage Association Series 2022-216 IO(a),(b)		0.7510	07/16/65	34,536
280,081	Government National Mortgage Association Series 2016-H24 AI(a),(b)		2.6250	11/20/66	14,378
690,201	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	7.0080	10/15/49	697,043
					7,033,072
	AGENCY MBS OTHER — 0.0%(e)
77,162	Small Business Administration Pools 521912(d)	PRIME + 0.621%	7.3710	11/25/37	78,049

	AUTO LOAN — 0.5%
125,000	Arivo Acceptance Auto Loan Receivables Trust Series 2022-1A D(c),(f)		7.3800	09/17/29	122,933
559,275	CPS Auto Receivables Trust Series 2022-B E(c)		7.1400	10/15/29	561,960
1,000,000	Exeter Automobile Receivables Trust Series 2022-1A E(c)		5.0200	10/15/29	997,478
260,000	FHF Issuer Trust Series 2024-2A C(c)		6.4300	07/15/30	261,058
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	101,294
106,400	United Auto Credit Securitization Trust Series 2022-2 D(c)		6.8400	01/10/28	106,403
3,500,000	US Auto Funding Series 2021-1A D(c),(f)		4.3600	03/15/27	888
					2,152,014
	CDO — 0.5%
1,713,142	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.400%	7.4810	09/19/37	1,714,495
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR3M + 0.762%	2.3910	11/05/36	261,255
					1,975,750

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	CLO — 1.1%
180,000	CarVal CLO XI C Ltd. Series 2024-3A A1(c),(d)	TSFR3M + 1.390%	5.1190	10/20/37	$180,180
3,000,000	Catamaran CLO Ltd. Series 2014-1A CR(c),(d)	TSFR3M + 3.692%	7.4250	04/22/30	3,010,512
453,047	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	7.7310	07/20/30	454,271
200,000	GC FTPYME Pastor FTA Series 4(d),(f)	EUR003M + 2.400%	4.9110	07/15/45	40,991
146,712	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	7.8730	08/01/27	82,892
500,000	Steele Creek CLO Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	7.3890	08/18/31	504,049
500,000	TCW CLO Ltd. Series 2019-2A D1R2(c),(d)	TSFR3M + 3.000%	6.7290	01/20/38	487,109
120,000	Trestles CLO VII Ltd. Series 2024-7A A1(c),(d)	TSFR3M + 1.380%	5.1900	10/25/37	120,000
					4,880,004
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8%
333,000	A&D Mortgage Trust Series 2024-NQM5 B1B(b),(c)		7.6530	11/25/69	335,453
6,095,619	A&D Mortgage Trust Series 2025-NQM1 A1(b),(c)		5.4300	03/25/70	6,073,781
2,687,992	A&D Mortgage Trust Series 2025-NQM5 A1(c),(g)		5.1200	12/25/70	2,657,671
27,799	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	27,458
210,000	ACRA Trust Series 2024-NQM1 M1B(b),(c)		7.1860	10/25/64	211,659
101,275	Adjustable Rate Mortgage Trust Series 2005-7 2A21(b)		4.3060	10/25/35	89,624
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	4.6220	11/25/35	115,766
11,521	Alternative Loan Trust Series 1998-4 IIA3(g)		5.9490	08/25/28	11,408
41,108	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	41,338
12,089	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	12,121
76,557	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	77,097
69,294	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	67,876
35,130	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	35,250
33,403	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	32,839
4,789	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	4,695
124,301	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	133,230
15,281	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	15,332
320,831	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	320,783
228,201	Alternative Loan Trust Series 2004-27CB A1		6.0000	12/25/34	199,733
301,138	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	286,707
60,022	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	54,080
26,765	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	25,056
23,877	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	19,188
97,056	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	80,651

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
40,120	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	4.2020	05/25/35	$38,554
124,062	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	81,295
134,709	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	5.0570	08/25/35	115,676
35,423	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	15,135
48,793	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	24,605
25,577	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	18,662
78,242	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	4.3420	12/25/35	74,440
92,504	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	4.3820	01/25/36	94,110
105,253	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	26,361
18,247	Alternative Loan Trust Series 2007-9T1		5.5000	05/25/62	9,535
731,025	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	691,348
29,674	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	28,031
367,445	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		3.4780	08/25/37	146,998
73,464	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	6.3780	04/25/44	68,706
711,218	Angel Oak Mortgage Trust Series 2022-5 A3(c),(g)		5.5000	05/25/67	710,078
353,287	Angel Oak Mortgage Trust Series 2022-4 A1(c),(g)		5.6500	05/25/67	352,301
348,814	Angel Oak Mortgage Trust Series 2024-1 A1(c),(g)		5.2100	08/25/68	347,725
111,431	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	111,096
80,728	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	79,992
39,473	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.7890	02/25/57	35,558
906,936	Banc of America Funding Trust Series 2004-B 3A2(b)		4.2650	12/20/34	724,942
36,189	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	5.1370	06/20/35	28,518
843,532	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	707,723
68,601	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	12,858
534,546	Banc of America Funding Trust Series 2006-I 4A1(b)		4.3500	10/20/46	436,377
16,352	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.1900	12/25/32	14,256
17,853	Banc of America Mortgage Trust Series 2003-L 2A1(b)		6.3580	01/25/34	17,862
28,135	Banc of America Mortgage Trust Series 2005-E 2A1(b)		4.7670	06/25/35	25,221
38,265	Banc of America Mortgage Trust Series 2005-F 3A1(b)		5.3130	07/25/35	32,359
17,517	Banc of America Mortgage Trust Series 2005-H 2A1(b)		4.9390	09/25/35	15,630
85,310	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.0840	01/25/36	77,315
365,741	Bayview MSR Opportunity Master Fund Trust Series 2021-4 A11(c),(d)	SOFR30A + 0.850%	4.4930	10/25/51	342,197
138,147	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	4.2100	01/26/38	138,576
477,505	BCAP, LLC Trust Series 2011-RR5 12A1(c),(g)		4.4420	03/26/37	475,664

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
483,503	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	$331,694
3,310	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		4.3800	11/25/34	3,118
18,223	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.0270	05/25/35	17,587
569,094	Bear Stearns ARM Trust Series 2003-1 1A1(b)		3.8350	04/25/33	492,228
42,103	Bear Stearns ARM Trust Series 2003-4 B1(b)		5.5070	07/25/33	37,169
20,394	Bear Stearns ARM Trust Series 2003-5 1A1(b)		6.3750	08/25/33	20,044
3,097	Bear Stearns ARM Trust Series 2003-7 6A(b)		5.4380	10/25/33	3,009
33,857	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.6870	01/25/34	32,292
110,305	Bear Stearns ARM Trust Series 2003-9 3A3(b)		4.7570	02/25/34	100,627
78,860	Bear Stearns ARM Trust Series 2004-1 124M(b)		4.8510	04/25/34	68,930
7,847	Bear Stearns ARM Trust Series 2004-1 21A1(b)		5.6470	04/25/34	7,808
74,584	Bear Stearns ARM Trust Series 2004-5(b)		3.6260	07/25/34	67,209
76,710	Bear Stearns ARM Trust Series 2004-6 3A(b)		6.2660	09/25/34	74,420
784,318	Bear Stearns ARM Trust Series 2004-8 13A1(b)		3.9480	11/25/34	697,655
21,383	Bear Stearns ARM Trust Series 2004-8 2A1(b)		5.5210	11/25/34	19,987
33,292	Bear Stearns ARM Trust Series 2004-10 12A5(b)		4.7780	01/25/35	32,240
582,635	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	198,535
436,506	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(g)		5.5000	01/25/34	353,041
109,499	Bear Stearns Structured Products, Inc. Trust Series 2007-R6 1A1(b)		4.6630	01/26/36	78,843
15,697	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	4.4620	11/20/34	15,783
45,492	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	39,123
319,941	BRAVO Residential Funding Trust Series 2023-NQM4 A1 (c),(g)		6.4350	05/25/63	318,609
1,171,000	BRAVO Residential Funding Trust Series 2023-NQM7 B1(b),(c)		7.8420	09/25/63	1,173,889
2,646,000	BRAVO Residential Funding Trust Series 2023-NQM7 B2(b),(c)		7.8420	09/25/63	2,643,941
4,845,000	BRAVO Residential Funding Trust Series 2024-NQM1 B2(b),(c)		8.1370	12/01/63	4,873,687
960,000	BRAVO Residential Funding Trust Series 2024-NQM6 B1(b),(c)		7.3020	08/01/64	967,315
57,672	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.3450	09/25/34	56,528
79,006	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	76,809
736,738	Cendant Mortgage Capital, LLC CDMC Mortgage Pass Through Certificates Series 2004-1 A7		5.5000	02/25/34	718,294
81,371	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8750	03/25/50	71,031
94,901	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	93,877
219,230	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		4.8510	09/25/36	194,096
469,816	Chase Mortgage Finance Trust Series 2007-S3 AP(h)		0.0000	05/25/37	155
264,978	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	72,512

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
271,830	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-3A A1(c),(d)	TSFR1M + 0.364%	4.0320	08/25/35	$265,045
139,740	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	4.0320	10/25/36	106,293
320,024	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	279,571
51,938	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	50,507
88,903	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.2410	02/25/34	85,719
18,693	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	18,350
31,024	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		5.1880	05/25/34	30,344
38,766	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	37,628
43,454	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	42,511
15,305	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		6.2410	07/20/34	14,772
79,894	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	78,765
27,358	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.2670	08/25/34	25,949
42,223	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	41,341
36,517	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.0810	04/20/35	34,077
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2		5.5000	07/25/35	151,121
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,085,980
455,573	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	263,375
118,502	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	34,321
54,754	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		3.8600	03/25/37	49,534
288,658	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	93,398
1,500,000	CHNGE Mortgage Trust Series 2023-3 B1(b),(c)		8.1960	07/25/58	1,495,788
3,599,680	CHNGE Mortgage Trust Series 2023-4 M1(b),(c)		8.3790	09/25/58	3,590,745
3,644,000	CHNGE Mortgage Trust Series 2023-4 B1(b),(c)		8.3790	09/25/58	3,634,706
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.5810	03/25/67	168,223
200,808	CIM Trust Series 2023-R4 A1(b),(c)		5.0000	05/25/62	198,535
82,754	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	80,701
21,809	Citicorp Mortgage Securities Trust Series 2006-3 1A9		5.7500	06/25/36	18,986
33,540	Citicorp Mortgage Securities Trust Series 2006-6 A4		6.0000	11/25/36	33,603
61,589	Citicorp Mortgage Securities Trust Series 2007-2 APO(h)		0.0000	02/25/37	32,624
150,613	Citicorp Mortgage Securities Trust Series 2007-4 1A5		6.0000	05/25/37	128,915
82,168	Citigroup Global Markets Mortgage Securities VII, Inc. Series 1997-HUD2 B2(b),(f)		7.0000	11/25/27	48
3,348	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2002-HYB1 B2(b)		6.6070	09/25/32	3,172
127,590	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		6.0190	09/25/34	118,398

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
103,643	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4960	05/25/35	$95,887
31,827	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	30,473
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	250,956
5,297	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	5,160
13,835	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		6.0290	08/25/34	13,336
254,727	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		6.3110	08/25/34	243,113
32,407	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	32,851
28,935	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	28,146
18,782	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	17,246
3,000,000	COLT Mortgage Loan Trust Series 2023-4 B1(b),(c)		8.1980	10/25/68	2,999,492
120,000	Connecticut Avenue Securities Trust Series 2022-R01 1B1(c),(d)	SOFR30A + 3.150%	6.7930	12/25/41	120,371
103,983	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		3.5030	11/25/31	103,667
204,834	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.8800	11/25/31	101,900
34,856	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	34,654
247,337	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	240,370
14,732	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	14,344
38,969	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	37,779
116,906	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	113,447
70,693	Credit Suisse First Boston Mortgage Securities Series 2003-23 1A11		6.0000	10/25/33	66,131
102,188	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	96,721
98,835	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	4.4320	09/25/35	64,082
824,665	Credit Suisse First Boston Mortgage Securities Series 2005-8 5A1(d)	TSFR1M + 19.210%	9.1250	09/25/35	296,827
147,151	Cross Mortgage Trust Series 2024-H6 A2(c),(g)		5.3830	09/25/69	146,544
5,706	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	04/25/27	2
341,607	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	292,462
56,700	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		5.6770	10/25/33	55,358
67,329	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	66,933
336,818	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	334,187
4,072	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	4,056
2,275,594	CSMC Trust Series 2014-10R 1A2(b),(c)		7.1680	05/27/36	508,432
309,894	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	59,686
871,428	CSMC Trust Series 2015-6R 9A3(b),(c)		10.6230	11/27/36	861,373
13,808	CSMC Trust Series 2014-2R 28A1(b),(c)		3.0000	06/27/37	13,563

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
24,250	CSMC Trust Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	$24,303
88,880	CSMC Trust Series 2013-7 A2(b),(c)		3.0000	08/25/43	79,688
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.4770	01/25/60	181,802
405,572	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 PO(h)		0.0000	04/25/37	197,379
23,440	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 1A1		5.5000	09/25/33	23,279
245,938	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	4.4820	01/19/45	178,611
132,697	DSLA Mortgage Loan Trust Series 2005-AR5 2A1A(d)	TSFR1M + 0.774%	4.4220	09/19/45	68,155
828,840	EFMT Series 2024-RM2 A3(c)		5.0000	07/25/54	712,149
745,956	EFMT Series 2024-RM2 B1(c)		5.0000	07/25/54	610,570
1,000,000	EFMT Series 2026-RM1 A1(b),(c)		4.7500	01/25/56	947,295
2,000,000	Ellington Financial Mortgage Trust Series 2019-2 B2(b),(c)		6.2960	11/25/59	1,988,234
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8510	01/25/67	283,923
488,142	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		4.3390	05/28/35	465,838
32,337	Fannie Mae REMIC Trust Series 2002-W2 AV1(d)	SOFR30A + 0.374%	3.8880	06/25/32	31,746
74,455	Fannie Mae REMIC Trust Series 2004-W14 3A		8.0000	07/25/44	75,635
65,039	Fannie Mae REMICS Series 2002-26 A1		7.0000	01/25/48	66,973
123,774	Fannie Mae Trust Series 2005-W3 3A(b)		4.7370	04/25/45	121,270
41,117	Financial Asset Securities Corporation AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	4.0980	11/26/35	37,831
91,874	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		5.3060	06/25/34	92,090
5,834	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		4.7870	09/25/34	5,782
12,837	First Horizon Alternative Mortgage Securities Series 2004-AA4 A1(b)		4.6890	10/25/34	12,643
43,060	First Horizon Alternative Mortgage Securities Series 2004-AA7 2A2(b)		5.3110	02/25/35	39,871
68,866	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	20,415
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b),(h)		0.0000	10/25/35	—
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b),(h)		0.0000	11/25/35	3
76,368	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		3.6680	11/25/36	33,805
206,328	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.2580	11/25/37	71,989
192,412	First Republic Mortgage Trust Series 2020-1 A5(b),(c)		2.8800	04/25/50	197,521
956,550	First Republic Mortgage Trust Series 2020-1 B1(b),(c)		2.8800	04/25/50	936,006
302,656	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4330	05/25/48	274,537
89,941	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3470	12/30/51	72,018
42,492	Freddie Mac REMICS Series 4203 PS(a),(d)	SOFR30A + 6.136%	2.4990	09/15/42	2,130
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	11.9080	07/25/49	1,088,307
1,825,534	Freddie Mac Structured Pass-Through Certificates Series T-75 A2(d)	SOFR30A + 0.184%	2.9420	12/25/36	1,453,174
97,045	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	5.1070	07/25/44	95,043

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
112,157	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	4.9070	10/25/44	$104,254
48,641	Freddie Mac Whole Loan Securities Trust Series 2015-SC01 1A		3.5000	05/25/45	43,326
15,900	Galton Funding Mortgage Trust Series 2017-1 A22(b),(c)		3.0000	07/25/56	13,790
84,077	GCAT Trust Series 2024-INV1 1A2(b),(c)		5.5000	01/25/54	82,658
825,839	GCAT Trust Series 2023-NQM2 A2(c),(g)		6.2430	11/25/67	823,542
181,879	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(d)		8.3480	11/25/32	178,202
49,992	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	49,639
1,202,543	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.6450	09/19/35	1,015,439
86,436	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.7050	04/19/36	71,511
69,763	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	4.1340	06/20/29	22,060
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0030	08/25/49	355,372
4,054,638	GS Mortgage-Backed Securities Trust Series 2024-PJ5 A3(b),(c)		6.0000	09/25/54	4,058,153
13,980	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(c)		8.0000	09/19/27	13,763
723,119	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	713,529
751,955	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	4.1820	06/25/34	685,896
1,255,342	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,233,071
232,476	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	227,695
23,642	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	4.1320	03/25/35	22,307
129,031	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	4.1320	09/25/35	111,708
82,658	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	72,037
782,361	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		1.3680	10/25/36	73,743
56,485	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	54,436
83,670	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		4.0620	06/25/34	81,071
237,765	GSR Mortgage Loan Trust Series 2004-13F 4A1(d)	TSFR1M + 0.414%	4.0820	11/25/34	232,529
575,170	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	4.3820	12/25/34	102,132
32,817	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	31,788
16,142	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	4.2220	05/25/35	15,272
13,374	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	4.2220	05/25/35	10,740
1,703	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	1,652
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		5.6970	07/25/35	260,346
26,668	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	7,267
102,902	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	37,877
2,325,588	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	4.1320	01/25/37	332,562
69,660	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		4.9850	05/25/37	33,506
123,831	HarborView Mortgage Loan Trust Series 2003-1 A(b)		4.6020	05/19/33	112,540

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
828,793	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		4.8720	11/19/34	$748,894
85,775	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		4.3230	07/19/35	63,433
142,772	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.8210	01/25/37	107,960
187,561	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	64,945
146,653	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		4.4940	09/25/37	112,269
152,749	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2390	07/25/51	132,022
242,205	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2390	07/25/51	211,711
128,397	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3190	12/25/51	108,360
467	Impac CMB Trust Series 2003-2F M2(g)		6.5700	01/25/33	465
28,701	Impac CMB Trust Series 2003-4 3M2(g)		5.7290	07/25/33	28,481
15,789	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	4.6670	03/25/35	15,345
16,012	Impac CMB Trust Series 2004-10 3M3(d)	TSFR1M + 1.089%	4.7570	03/25/35	15,500
162,941	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	4.5320	05/25/35	158,150
414,444	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	4.9070	05/25/35	415,859
259,695	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	4.5320	02/25/36	246,426
56,337	Impac CMB Trust Series 2005-8 2M3(d)	TSFR1M + 2.364%	6.0320	02/25/36	57,272
50,873	Impac CMB Trust Series 2005-8 2B(d)	TSFR1M + 2.364%	6.0320	02/25/36	50,899
237,333	Impac Secured Assets CMN Owner Trust Series 2000-3 M1(b)		8.0000	10/25/30	227,616
161,403	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	120,341
72,498	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	4.4820	05/25/36	71,341
16,210	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.3510	12/25/34	15,439
183,032	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		4.4920	02/25/35	177,614
142,225	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	4.2420	04/25/35	135,383
181,452	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		3.8180	08/25/35	78,296
244,758	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d),(f)	TSFR1M + 7.036%	3.3680	12/25/35	27,818
610,790	JP Morgan Alternative Loan Trust Series 2006-A1 1A2(d)	TSFR1M + 0.714%	4.3820	03/25/36	518,272
890,003	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	394,430
270,840	JP Morgan MBS Series 2006-R1 6A1(b),(c)		4.5750	09/28/44	208,447
17,236	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		6.2660	11/25/33	16,999
1,780	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		5.1260	07/25/34	1,763
15,632	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	14,010
105,633	JP Morgan Mortgage Trust Series 2005-A3 7CA1(b)		5.4660	06/25/35	89,223
19,294	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.1630	10/25/35	18,603
176,390	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	146,893

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
818,189	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	$311,875
12,052	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.3170	06/25/36	7,492
113,058	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.3800	01/25/37	93,686
137,685	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.3800	01/25/37	114,101
15,524	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	14,056
158,710	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1200	03/25/50	143,976
32,506	JP Morgan Mortgage Trust Series 2020-5 A3(b),(c)		3.0000	12/25/50	27,719
319,982	JP Morgan Mortgage Trust Series 2024-12 A3(b),(c)		5.5000	06/25/55	314,741
921,441	JP Morgan Mortgage Trust Series 2026-NQX1 A1(b),(c)		5.5000	07/25/66	918,338
88,953	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	80,475
113,747	JPMorgan Chase Bank Series 2020-CL1 M3(c),(d)	TSFR1M + 3.464%	7.1890	10/25/57	120,426
2,252,320	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	07/13/52	2,024,285
94,362	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	93,596
39,773	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.2910	12/25/32	38,495
15,788	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.2810	07/25/33	15,127
24,633	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		4.6490	12/25/33	22,857
13,859	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		6.1250	12/25/33	13,557
25,733	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		6.4650	01/25/34	25,377
24,158	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		5.1110	10/25/34	20,794
154,044	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		4.6380	12/25/34	153,106
221,793	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.3960	09/25/35	131,481
90,962	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.1050	05/25/36	25,707
69,343	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1240	05/25/33	63,014
443,548	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	431,939
34,366	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	34,355
87,665	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	86,329
110,957	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	104,192
230,722	MASTR Alternative Loan Trust Series 2004-4 11A1		6.0000	03/25/34	142,500
38,377	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	38,322
142,087	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	142,506
15,771	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	15,277
44,929	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	44,186
27,797	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	27,432
109,032	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	105,296

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
381,005	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	$376,615
20,602	MASTR Alternative Loan Trust Series 2007-1 30PO(h)		0.0000	10/25/36	10,938
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	225,595
866,079	MASTR Alternative Loan Trust Series 2007-HF1 4PO(h)		0.0000	10/25/47	9
10,991	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	8,746
36,588	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	35,647
28,845	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	28,700
3,284	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	3,282
142,982	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	129,748
5,144	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	5,020
1,698,033	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	1,139,174
53,388	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	39,397
4,115,795	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	4.2820	06/25/36	758,292
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	4.2320	10/25/36	308,561
13,843	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	9,385
106,906	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.7090	05/25/36	98,975
8,461	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		3.7410	10/25/32	7,864
29,926	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		6.2500	10/25/32	29,585
302,541	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	299,447
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.2470	10/25/48	664,443
514,897	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6470	04/25/51	419,988
307,755	Merrill Lynch Alternative Note Asset Trust Series Series 2007-A2 A3B(d)	TSFR1M + 0.514%	4.1820	03/25/37	69,629
206,719	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(b)		3.7940	04/25/37	180,083
24,907	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b)		6.0640	09/25/33	24,249
131,525	Merrill Lynch Mortgage Investors Trust Series 2006-A1 1A1(b)		4.2960	03/25/36	68,533
76,869	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-B A1(d)	TSFR1M + 0.794%	4.4620	04/25/28	64,749
74,815	Merrill Lynch Mortgage Investors Trust MLCC Series 2004-HB1(b)		2.9830	04/25/29	62,687
165,273	Merrill Lynch Mortgage Investors Trust MLCC Series 2005-B B1(d)	TSFR1M + 0.714%	4.3820	07/25/30	130,886
37,564	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-3 2A2(b)		4.0370	09/25/37	28,386
22,666	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		6.1970	05/25/33	22,360
892,280	MFA Trust Series 2022-CHM1 A1(c),(g)		4.8750	09/25/56	867,027
1,418,713	MFA Trust Series 2025-NQM2 A1(c),(g)		5.6750	05/27/70	1,417,032
1,000,000	MOO Securitization Trust Series 2025-RM1 A1A(b),(c)		4.5000	12/25/65	958,321
480,000	MOO Securitization Trust Series 2025-RM1 M2(c)		4.5000	12/25/65	423,478

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
250,000	MOO Securitization Trust Series 2026-RM1 M2(b),(c)		4.5000	03/25/66	$216,913
37,954	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1 A3(b)		4.7300	03/25/33	33,863
8,530	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		5.3050	02/25/34	8,286
14,624	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		3.6680	10/25/34	13,430
13,467	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.1040	10/25/34	13,119
7,605	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.0410	11/25/34	7,305
300,836	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	4.0820	03/25/35	293,308
73,855	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	25,189
7,201	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		5.8750	06/25/36	6,516
256,704	Morgan Stanley Mortgage Loan Trust Series 2007-15AR 5A1(b)		3.6340	12/25/37	157,663
1,000,000	Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 B1(b),(c)		7.2980	09/25/68	998,900
79,674	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	7.0070	12/25/34	79,453
47,229	MortgageIT Trust Series 2005-2 2A(d)	TSFR1M + 1.764%	5.4700	05/25/35	46,167
116,391	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	4.5770	08/25/35	113,972
48,130	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		4.5300	12/15/30	45,710
354,952	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	354,587
17,310	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	17,290
5,396,741	New Residential Mortgage Loan Trust Series 2025-NQM4 A1(b),(c)		5.3500	07/25/65	5,348,451
110,646	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	103,223
371,751	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	4.3020	07/25/35	337,143
387,133	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 4A1(b)		6.3550	06/25/36	357,495
57,470	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(g)		5.9570	03/25/47	52,834
462,183	OBX Trust Series 2020-INV1 A21(b),(c)		3.5000	12/25/49	406,002
310,372	OBX Trust Series 2022-NQM1 A1(b),(c)		2.3050	11/25/61	276,238
3,401,647	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c),(h)		0.0000	09/25/38	92,482
270,000	Onity Loan Investment Trust Series 2024-HB2 M2(b),(c)		5.0000	08/25/37	267,645
57,381	PHH Mortgage Trust Series Series 2008-CIM1 21A1		6.0000	05/25/38	56,683
232,125	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	228,017
379,448	PRKCM Trust Series 2021-AFC2 A1(b),(c)		2.0710	11/25/56	329,904
544,745	PRKCM Trust Series 2023-AFC1 A3(c),(g)		7.3040	02/25/58	544,062
865,037	PRPM Trust Series 2024-NQM2 A1(c),(g)		6.3270	06/25/69	868,499
10,473	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	5,108

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
102,508	RALI Series Trust Series 2005-QA12 CB1(b)		5.5350	12/25/35	$34,609
235,480	RALI Series Trust Series 2006-QS14 A5(d)	TSFR1M + 45.731%	21.8940	11/25/36	285,790
198,674	RAMP Series Trust Series 2002-SL1 AII4(b)		3.6380	06/25/32	152,020
8,497	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6230	07/25/35	8,348
236,451	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	191,239
90,306	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7000	01/25/34	81,020
7,563	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	7,362
3,208	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	3,310
43,626	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	4.2020	07/25/36	41,649
1,097,592	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	4.3320	08/25/33	991,909
299,489	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	291,755
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,843,495
2,529,000	RMF Buyout Issuance Trust Series 2020-HB1 M4(b),(c)		6.0000	10/25/50	2,324,209
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b),(h)		0.0000	04/29/30	—
4,349,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	2,296,818
45,765	Seasoned Credit Risk Transfer Trust Series 2017-3 B(c),(f),(h)		3.0000	07/25/56	7,250
159,118	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	4.3870	07/20/33	143,099
19,922	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	4.3870	11/20/34	18,935
24,982	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	4.8960	11/20/34	23,319
39,163	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	4.2070	03/20/35	36,026
203,970	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	4.3220	05/20/35	137,220
230,888	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 1.674%	5.3270	01/20/36	167,523
179,277	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	4.3670	06/20/36	153,096
103,762	Sequoia Mortgage Trust Series 2007-3 1A1(d)	TSFR1M + 0.514%	4.1670	07/20/36	87,732
53,955	Sequoia Mortgage Trust Series 2013-6 B1(b)		3.5230	05/25/43	53,170
9,428	Sequoia Mortgage Trust Series 2013-8 A1(b)		3.0000	06/25/43	8,453
205,755	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	188,132
38,592	Sequoia Mortgage Trust Series 2007-1 4A1(b)		3.4320	09/20/46	25,088
56,285	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6000	02/25/47	44,505
64,677	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.5710	04/25/47	44,803
18,752	SoFi Personal Loan Trust Series 2024-1A A(c)		6.0600	02/12/31	18,855
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	93,384
31,291	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		4.7110	03/25/34	29,941
208,642	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(b)		3.7750	11/25/34	186,999

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
49,920	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.4480	12/25/34	$44,806
153,319	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		3.9360	03/25/35	127,396
304,466	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.0480	07/25/35	141,447
326,356	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		4.6120	02/25/36	286,988
5,459	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	4.1620	09/25/36	4,946
383,651	Structured Adjustable Rate Mortgage Loan Trust Series 2007-4 1A1(d)	TSFR1M + 0.594%	4.2620	05/25/37	346,963
282,470	Structured Adjustable Rate Mortgage Loan Trust Series 2007-9 2A1(b)		4.1620	10/25/47	173,852
231,637	Structured Asset Mortgage Investments II Trust Series 2007-AR1 1A1(d)	TSFR1M + 0.434%	4.1020	01/25/37	210,406
100,502	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A1(b)		4.6670	01/25/34	98,037
17,736	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A2(b)		4.6670	01/25/34	17,301
589	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	4.6000	12/25/33	571
355,810	Structured Asset Securities Corporation Series 2004-4XS A3A(g)		5.5000	02/25/34	343,114
70,058	Structured Asset Securities Corporation Series 2004-4XS 1A5(g)		5.9900	02/25/34	67,541
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(g)		6.0500	02/25/34	410,464
58,966	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	4.1320	04/25/35	54,114
60,907	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c) Series 2000-5		4.3970	06/25/35	55,386
14,770	Structured Asset Securities Corporation Mortgage B3(b),(h),(f)		0.0000	11/25/30	10,725
43,565	Suntrust Alternative Loan Trust Series 2005-1F 1A1(d)	TSFR1M + 0.764%	4.4320	12/25/35	38,277
176,379	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6510	07/25/48	158,678
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.0690	11/25/48	179,552
500,000	Towd Point Mortgage Trust Series 2022-SJ1 B1(b),(c)		5.2500	03/25/62	487,148
150,000	Triangle Re Ltd. Series 2021-3 B1(c),(d)	SOFR30A + 4.950%	8.5930	02/25/34	151,369
1,000,000	Verus Securitization Trust Series 2023-6 B2(b),(c),(f)		7.7540	09/25/68	996,942
5,000,000	Verus Securitization Trust Series 2023-7 M1(b),(c)		7.9300	10/25/68	4,996,016
1,000,000	Verus Securitization Trust Series 2023-INV3 B1(b),(c)		8.1530	11/25/68	1,001,370
1,700,171	Verus Securitization Trust Series 2023-8 A2(c),(g)		6.6640	12/25/68	1,701,759
968,000	Verus Securitization Trust Series 2023-8 B1(b),(c)		8.0600	12/25/68	969,435
486,258	Verus Securitization Trust Series 2024-4 A3(c),(g)		6.6740	06/25/69	487,915
2,217,002	Vista Point Securitization Trust Series 2024-CES2 A1(c),(g)		5.6010	08/25/55	2,212,670
35,872	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		4.2300	11/25/32	32,586
27,586	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		5.7600	01/25/33	27,366
56,274	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	55,064
21,213	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	21,042
165,115	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		5.1810	09/25/33	162,151

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)
10,666	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	3.9900	02/27/34	$10,398
82,532	WaMu Mortgage Pass-Through Certificates Series 2004-CB3 2A		6.5000	10/25/34	84,137
33,986	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		4.3140	03/25/36	31,053
61,911	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	4.9070	11/25/42	59,776
21,458	WaMu Mortgage Pass-Through Certificates Series 2005-AR8 2A1A(d)	TSFR1M + 0.694%	4.3620	07/25/45	20,501
86,934	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		4.2810	08/25/46	90,344
133,069	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	132,084
24,774	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	24,575
95,919	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		4.6290	06/25/33	84,110
3,201	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		3.3590	01/25/35	2,649
80,263	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA3 CB1(b)		5.3710	08/25/38	76,502
37,334	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		6.4370	10/25/36	34,599
45,925	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	41,393
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6360	07/25/47	157,254
46,630	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	39,904
169,142	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8680	01/20/45	155,552
1,584,757	WinWater Mortgage Loan Trust Series 2016-1 B4(b),(c)		3.7740	01/20/46	1,367,373
					135,294,653
	HOME EQUITY — 5.5%
49,646	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	4.3420	10/25/33	48,368
1,000,000	ACHM Trust Series 2023-HE1 B(b),(c)		7.0000	11/25/37	1,023,740
686,994	ACHM Trust Series 2023-HE2 A(b),(c)		7.5000	10/25/38	707,348
128,348	AFC Trust Series 1999-3 1A(d)	TSFR1M + 1.094%	4.8190	09/28/29	111,174
2,048,959	Argent Mortgage Loan Trust Series 2005-W1 A2(d)	TSFR1M + 0.594%	4.2620	05/25/35	1,742,582
2,324,465	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	4.8000	05/28/39	1,835,193
914,585	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	5.3000	02/28/40	913,198
191,227	Bayview Financial Mortgage Pass-Through Trust Series 2006-A B1(d)	TSFR1M + 2.139%	5.8250	02/28/41	191,216
14,211	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	5.1710	06/25/34	14,073
102,431	Bear Stearns Home Loan Owner Trust Series 2001-A B(g)		10.5000	02/15/31	97,624
13,898	CDC Mortgage Capital Trust Series 2003-HE4(d)	TSFR1M + 0.734%	4.4020	03/25/34	13,889
1,194,986	CDC Mortgage Capital Trust Series 2004-HE3 M3(d)	TSFR1M + 2.214%	5.8820	11/25/34	1,151,080
64,742	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	4.7570	07/25/34	65,067

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	HOME EQUITY — 5.5% (Continued)
304	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2002- WMC1 M1(d)	TSFR1M + 1.464%	5.1320	01/25/32	$306
88,907	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(g)		8.0610	09/15/29	85,040
209,690	Delta Funding Home Equity Loan Trust Series 2000-1 M2(g)		8.5900	05/15/30	198,444
48,145	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	4.3940	08/15/30	47,828
21,210	GE Capital Mortgage Services, Inc. Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	21,209
99,942	GMACM Mortgage Loan Trust Series 2004-GH1 M1(g)		5.5000	07/25/35	98,236
214,704	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	4.3820	06/25/32	213,846
977,000	JP Morgan Mortgage Trust Series 2024-HE1 B2(b),(c)		8.1930	08/25/54	988,491
739,556	MASTR Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	6.4820	07/25/34	685,463
177,323	MASTR Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	4.5320	12/25/34	185,077
221,877	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-SD1 M2(d)	TSFR1M + 4.014%	7.6820	03/25/33	203,516
807,726	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-SD2 M2(d)	TSFR1M + 2.289%	5.9570	04/25/34	806,090
21,112	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	4.5820	11/25/33	13,933
65,649	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE2 M1(d)	TSFR1M + 0.609%	4.2770	03/25/36	61,318
135,599	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	TSFR1M + 0.854%	4.5220	02/25/34	134,278
15,797	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	4.4820	03/25/34	15,767
379,885	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	5.2820	12/25/32	353,916
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	6.3320	12/25/32	73,294
2,000,000	Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3 A2(b),(c)		6.8890	06/01/53	2,017,276
13,349	Saxon Asset Securities Trust Series 2001-2 AF5(g)		3.6250	03/25/29	14,428
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.8710	12/25/33	26,947
155,625	Saxon Asset Securities Trust Series 2003-3 AF5(g)		3.9120	12/25/33	141,910
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.6580	02/25/35	1,485,912
164,555	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	164,178
77,174	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	130,748
711,768	Structured Asset Securities Corporation Pass-Through Series 2002-AL1 A3		3.4500	02/25/32	117,137
220,000	Towd Point Mortgage Trust Series 2024-CES4 M1(c),(g)		5.5730	09/25/64	218,766
3,069,000	Vista Point Securitization Trust Series 2024-CES1 M1(c),(g)		7.4820	05/25/54	3,089,843
1,000,000	Vista Point Securitization Trust Series 2024-CES1 B1(b),(c)		8.8670	05/25/54	1,010,132
2,585,731	Vista Point Securitization Trust Series 2024-CES2 A1(c),(g)		5.2520	10/25/54	2,573,681
180,271	Wells Fargo Home Equity Asset-Backed Securities Series 2005-2 M9(d)	TSFR1M + 2.514%	6.1820	12/25/34	180,107
					23,271,669

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	MANUFACTURED HOUSING — 0.3%
1,500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/01/44	$1,324,635
85,290	Conseco Finance Corporation Series 1996-5 B1(b)		8.1000	07/15/27	83,437
					1,408,072
	NON AGENCY CMBS — 19.8%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,621,332
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,666,755
2,000,000	BAMLL Commercial Mortgage Securities Trust Series 2016-ISQ A(c)		2.8480	08/14/34	1,520,010
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,336,620
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	863,907
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	409,283
18,965	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	4.4270	08/25/35	18,389
29,346	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	5.5070	08/25/35	28,375
15,490	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	4.4570	01/25/36	14,970
48,734	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	4.1980	03/25/37	46,149
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 3.264%	6.9320	01/25/38	474,086
1,858,579	BBCMS Mortgage Trust Series 2020-C7 XA(a),(b)		1.6980	04/15/53	66,025
250,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	217,865
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	119,695
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c),(f)		2.2500	03/15/53	548,789
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	357,484
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	387,675
116,406	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	109,726
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	257,165
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	4.9040	10/15/35	266,409
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.3940	05/25/52	519,776
4,290,000	Canal Center Lease-Backed Pass-Through Trust Series 2021-1 A(c),(f)		3.0230	09/15/56	3,423,365
2,768,639	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(d),(f)	TSFR1M + 2.964%	6.6030	10/15/35	927,466
1,228,743	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(g)		6.2600	07/25/39	1,115,465
300,000	CD Mortgage Trust Series 2016-CD1 AM		2.9260	08/10/49	298,226
49,905	CD Mortgage Trust Series 2017-CD3 D(c),(f)		3.2500	02/10/50	941
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	947,982
128,521	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.2490	12/15/47	126,296
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	95,080

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	NON AGENCY CMBS — 19.8% (Continued)
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b),(f)		3.7810	06/10/48	$31,324
750,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D(f)		3.2360	11/10/48	91,875
427,189	Citigroup Commercial Mortgage Trust Series 2015-GC33 B(b)		4.4800	09/10/58	403,941
73,337	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	4.2540	05/15/31	73,293
2,527,198	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	2,424,064
2,430,240	COMM Mortgage Trust Series 2013-CR12 B(b),(f)		4.7620	10/10/46	837,536
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.3450	10/10/49	149,762
420,000	CSAIL Commercial Mortgage Trust Series 2015-C3 D(b),(f)		3.3380	08/15/48	319,727
1,368,313	CSAIL Commercial Mortgage Trust Series 2015-C3 C(b)		4.3380	08/15/48	1,326,641
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		5.0380	11/15/51	192,995
204,033	CSAIL Commercial Mortgage Trust Series 2015-C2 C(b)		4.3170	06/15/57	196,398
1,623,000	CSAIL Commercial Mortgage Trust Series 2015-C2 D(b),(f)		4.3170	06/15/57	1,435,018
750,000	CSMC OA, LLC Series 2014-USA D(c),(f)		4.3730	09/15/37	630,383
368,477	FREMF Mortgage Trust Series 2018-KF52(c),(d)	SOFR30A + 2.064%	5.6840	09/25/28	357,981
82,181	FREMF Mortgage Trust Series 2020-KF76 B(c),(d)	SOFR30A + 2.864%	6.4840	01/25/30	80,734
818,589	FRESB Mortgage Trust Series 2018-SB48 B(c),(d)	SOFR30A + 7.928%	11.5480	02/25/38	513,485
5,970,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.6680	03/05/33	5,005,787
1,350,000	GS Mortgage Securities Corp Trust Series 2013-PEMB C(b),(c)		3.6680	03/05/33	263,250
3,862,000	GS Mortgage Securities Trust Series 2014-GC22 AS		4.1130	06/10/47	3,633,569
84,044	GS Mortgage Securities Trust Series 2014-GC26 B(b)		4.2150	11/10/47	78,683
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		7.7480	04/25/52	1,850,376
32,368	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	6.4070	08/25/34	33,151
1,387,000	JP Morgan Chase Commercial Mortgage Series 2018-MINN A(c),(d)	TSFR1M + 1.317%	4.9560	11/15/35	891,326
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	5.1500	04/15/31	910,955
3,197,983	JP Morgan Chase Commercial Mortgage Securities Series 2018-PHH A(c),(d)	TSFR1M + 1.257%	4.8960	06/15/35	2,228,670
160,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-MKST A(c),(d)	TSFR1M + 1.464%	5.1030	12/15/36	68,565
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.7110	02/15/46	154,230
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c),(f)		3.2500	04/15/46	—
5,845,049	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b),(f)		6.0130	06/15/49	1,027,752
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b),(f)		4.3630	11/15/48	10,857
260,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	241,400

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	NON AGENCY CMBS — 19.8% (Continued)
1,165,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	$983,515
165,000	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 B(b)		3.2940	05/13/53	131,435
1,945,686	Lehman Brothers Small Balance Commercial Mortgage Series 2007-1A M1(c),(d)	TSFR1M + 0.614%	4.2820	03/25/37	1,806,443
522,216	Lehman Brothers Small Balance Commercial Mortgage Series 2007-3A M2(c),(d)	TSFR1M + 2.114%	5.7820	10/25/37	488,537
688,625	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c),(f)		4.6490	03/10/49	644,111
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.8250	03/10/50	1,260,566
3,047,646	ML-CFC Commercial Mortgage Trust Series 2007-5 AJ(b),(f)		5.4500	08/12/48	513,621
460,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22		3.5610	04/15/48	437,702
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	386,124
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c),(f)		4.4380	09/09/32	303,754
124,657	Morgan Stanley Capital I Trust Series 2018-BOP A(c),(d)	TSFR1M + 0.897%	4.5370	08/15/33	105,797
1,200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.1610	05/15/48	972,068
3,879,020	Morgan Stanley Capital I Trust Series 2015-420 A(c),(g)		7.9820	10/12/50	3,954,961
210,000	MRCD Mortgage Trust Series 2019-PARK A(c)		2.7180	12/15/36	185,231
1,000,000	OWS Real Estate Finance, LLC Series 2025-MARG2 A(c),(d)	TSFR1M + 4.000%	7.7500	08/15/27	1,000,635
103,188	ReadyCap Commercial Mortgage Trust Series 2019-6 A(c)		2.8330	10/25/52	103,020
6,075,000	SBALR Commercial Mortgage Trust Series 2020-RR1 D(b),(c),(f)		4.1720	02/13/53	379,407
110,000	Soho Trust Series 2021-SOHO B(b),(c)		2.7860	08/10/38	90,445
25,834	Sutherland Commercial Mortgage Trust Series 2019-SBC8 A(b),(c)		2.8600	04/25/41	24,582
229,446	Sutherland Commercial Mortgage Trust Series 2021-SB10 A(b),(c)		1.5500	12/25/41	213,467
351,445	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	322,365
2,000,000	TPG Trust Series 2024-WLSC A(c),(d)	TSFR1M + 2.133%	5.7720	11/15/29	1,995,917
251,000	UBS Commercial Mortgage Trust Series 2019-C16 C(b)		4.9230	04/15/52	221,348
941,392	VCC Trust Series 2025-MC1 A1(c),(g)		8.1630	05/25/55	949,547
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,386,933
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,328,800
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	725,537
1,014,516	Velocity Commercial Capital Loan Trust Series 2018-2 M6(b),(c)		7.0500	10/26/48	874,858
268,727	Velocity Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7000	03/25/49	235,450
660,278	Velocity Commercial Capital Loan Trust Series 2019-1 M6(b),(c)		6.7900	03/25/49	565,230
303,846	Velocity Commercial Capital Loan Trust Series 2019-2 M5(b),(c)		4.9300	07/25/49	262,546
1,847,042	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)		6.3000	07/25/49	1,585,071
363,710	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	327,579

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	NON AGENCY CMBS — 19.8% (Continued)
292,672	Velocity Commercial Capital Loan Trust Series 2019-3 M6(b),(c)		6.0300	10/25/49	$243,749
50,468	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	40,641
134,668	Velocity Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		4.2900	02/25/50	104,927
716,584	Velocity Commercial Capital Loan Trust Series 2021-1 M5(b),(c)		3.9700	05/25/51	544,709
357,904	Velocity Commercial Capital Loan Trust Series 2021-2 M4(b),(c)		3.0800	08/25/51	271,629
712,629	Velocity Commercial Capital Loan Trust Series 2021-2 M7(b),(c)		6.5400	08/25/51	512,062
1,256,751	Velocity Commercial Capital Loan Trust Series 2021-3 M6(b),(c)		5.0300	10/25/51	980,039
1,862,399	Velocity Commercial Capital Loan Trust Series 2021-4 M5(b),(c)		5.6800	12/26/51	1,494,599
1,535,432	Velocity Commercial Capital Loan Trust Series 2022-1 M5(b),(c)		5.8180	02/25/52	1,216,507
2,430,042	Velocity Commercial Capital Loan Trust Series 2022-2 M5(b),(c)		5.7160	04/25/52	2,056,642
537,374	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.4660	08/25/52	505,330
247,120	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	248,361
2,943,961	Velocity Commercial Capital Loan Trust Series 2023-2 M4(b),(c)		10.4970	05/25/53	2,985,161
490,487	Velocity Commercial Capital Loan Trust Series 2023-3 M3(b),(c)		9.3200	08/25/53	489,103
134,273	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	135,082
497,683	Velocity Commercial Capital Loan Trust Series 2025-5 M2(b),(c)		6.3100	12/25/55	492,688
525,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b),(f)		4.1770	11/15/59	449,576
182,851	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(c)		5.1510	06/15/44	179,542
890,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(b)		4.4240	12/15/45	746,527
455,000	WFRBS Commercial Mortgage Trust Series 2013-C15 C(b)		4.2860	08/15/46	414,738
59,541	WFRBS Commercial Mortgage Trust Series 2013-C16 D(b),(c)		4.6610	09/15/46	56,827
964,796	WFRBS Commercial Mortgage Trust Series 2014-C20 B(f)		4.3780	05/15/47	863,966
70,000	WFRBS Commercial Mortgage Trust Series 2014-C22 C(b),(f)		3.9260	09/15/57	60,602
35,255	WFRBS Commercial Mortgage Trust Series 2014-C22 AS(b)		4.0690	09/15/57	34,670
					84,143,313
	OTHER ABS — 3.3%
26,373	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	26,224
814,941	Accelerated, LLC Series 2024-1A D(c)		7.8500	08/22/44	774,992
1,734,779	CF Hippolyta Issuer, LLC Series 2021-1X A1		1.5300	03/15/61	1,322,235
150,000	Commercial Equipment Finance, LLC Series 2024-1A C(c)		7.3600	04/15/31	151,582
500,661	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.1420	10/15/52	5
393,591	E3 Series 2019-1 A(c)		3.1000	09/20/55	339,919
787,932	EverBright Solar Trust Series 2024-A A(c)		6.4300	06/22/54	658,871
68,617	FNA VII, LLC Series 2023-1A A1(c)		6.9000	04/15/38	68,893

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	OTHER ABS — 3.3% (Continued)
422,168	FortiFi Series 2023-1A A(c)		6.2300	09/20/59	$412,708
230,318	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	232,464
1,439,256	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,067,811
1,975,139	Goodleap Sustainable Home Solutions Trust Series 2023-4C A(c)		6.4800	03/20/57	1,910,555
40,578	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	39,007
118,950	HERO Funding Trust Series 2021-1A A(c)		2.2400	09/20/51	100,135
165,164	HERO Funding Trust Series 2021-1A B(c)		4.0000	09/20/51	159,863
83,859	HINNT, LLC Series 2022-A C(c)		5.5800	05/15/41	84,039
139,038	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	130,294
42,891	JG Wentworth XLII, LLC Series 2018-2A B(c)		4.7000	10/15/77	38,993
376,791	Mill City Solar Loan Ltd. Series 2019-1A A(c)		4.3400	03/20/43	349,279
80,952	Mosaic Solar Loan Trust Series 2018-1A B(c)		2.0000	06/22/43	63,949
1,139,933	Mosaic Solar Loan Trust Series 2024-1A B(c),(f)		6.2500	09/20/49	782,064
400,000	Mosaic Solar Loan Trust Series 2024-1A C(c),(f)		9.0000	09/20/49	99,020
61,742	Mosaic Solar Loan Trust Series 2024-2A A(c)		5.6000	04/22/52	57,294
435,000	Mosaic Solar Loan Trust Series 2023-4A C(c),(f)		8.8000	05/20/53	284
119,896	Mosaic Solar Loan Trust Series 2023-3A A(c)		5.9100	11/20/53	117,437
74,829	Nassau CFO, LLC Series 2019-1 A(c)		3.9800	08/15/34	71,204
250,000	New Economy Assets Phase 1 Sponsor, LLC Series 2021-1 B1(c)		2.4100	10/20/61	142,410
368,419	NP SPE X, L.P. Series 2019-2A A2(c)		3.0980	11/19/49	319,209
1,991,018	NP SPE X, L.P. Series 2021-1A A1(c)		2.2300	03/19/51	1,740,388
285,988	Sierra Timeshare Receivables Funding, LLC Series 2022-3A D(c)		10.5200	07/20/39	294,513
406,735	Sunnova Helios IX Issuer, LLC Series 2022-B A(c)		5.0000	08/20/49	343,650
471,401	Sunnova Helios X Issuer, LLC Series 2022-C A(c)		5.3000	11/22/49	427,632
140,593	Sunnova Helios X Issuer, LLC Series 2022-C C(c),(f)		6.0000	11/22/49	66,724
457,709	Sunnova Sol IV Issuer, LLC Series 2022-A A(c)		2.7900	02/22/49	377,827
112,310	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	102,785
355,612	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	316,118
154,630	Textainer Marine Containers VII Ltd. Series 2020-3A A(c)		2.1100	09/20/45	148,242
82,700	Textainer Marine Containers VII Ltd. Series 2024-1A A(c)		5.2500	08/20/49	81,157
215,466	USQ Rail III, LLC Series 2024-1A A(c)		4.9900	09/28/54	209,986
96,290	Vivint Solar Financing VII, LLC Series 2020-1A A(c)		2.2100	07/31/51	91,183
59,169	Willis Engine Structured Trust VII Series 2023-A A(c)		8.0000	10/15/48	59,540
					13,780,485

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	RESIDENTIAL MORTGAGE — 1.5%
346,441	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	4.7220	06/25/29	$355,773
3,922,993	Belvedere SPV Srl Series 1 A(d),(f)	EUR006M + 3.250%	5.8460	12/31/38	359,883
3,332	Chase Funding Trust Series 2002-4 2A1(d)	TSFR1M + 0.854%	4.5220	10/25/32	3,301
18,919	Chase Funding Trust Series 2004-1 1A7(g)		4.9850	11/25/33	18,683
304,669	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB3 B2(d)	TSFR1M + 3.489%	3.7060	06/25/32	304,066
33,955	Credit-Based Asset Servicing and Securitization, LLC Series 2003-CB1 M1(d)	TSFR1M + 1.539%	4.3120	01/25/33	33,787
81,865	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.1850	03/25/34	114,679
1,360,918	Credit-Based Asset Servicing and Securitization, LLC Series 2004-RP1(c),(d)	TSFR1M + 3.864%	7.5320	05/25/50	1,345,625
60,776	CWABS, Inc. Asset-Backed Certificates Trust Series 2005-13 AF4(b)		5.8050	04/25/36	56,040
109,307	Equity One Mortgage Pass-Through Trust Series 2004-3 M1(g)		3.6640	07/25/34	100,889
97,674	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	2.5530	09/26/33	97,346
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	5.5820	04/25/32	373,381
86,525	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	4.4420	12/25/35	69,960
221,232	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	216,165
550,329	Lehman A.B.S Mortgage Loan Trust Series 2007-1 2A2(c),(d)	TSFR1M + 0.314%	3.9820	06/25/37	342,868
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	6.6320	06/25/33	61,488
43,802	MASTR Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	4.9070	11/25/35	41,298
402,919	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	4.5420	10/25/46	394,588
1,350,000	RMF Buyout Issuance Trust Series 2022-HB1 M4(b),(c)		4.5000	04/25/32	1,161,655
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	6.9320	08/25/33	480,194
145,141	Structured Asset Securities Corporation Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	5.4320	05/25/35	142,944
212,741	Structured Asset Securities Corporation Mortgage Loan Series 2007-WF1 A1(d)	TSFR1M + 0.534%	4.2020	02/25/37	208,380
					6,282,993
	STUDENT LOANS — 1.6%
22,481	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	4.5880	01/25/43	20,848
350,000	Ascent Career Funding Trust Series 2024-1A B(c)		9.7300	10/25/32	353,805
282,799	Brazos Education Loan Authority, Inc. Series 2021-2 A1A		2.0600	01/25/72	244,163
49,923	College Ave Student Loans, LLC Series 2019-A A1(c),(d)	TSFR1M + 1.514%	5.1820	12/28/48	50,236
38,071	College Ave Student Loans, LLC Series 2021-A D(c)		4.1200	07/25/51	35,764
219,520	College Ave Student Loans, LLC Series 2023-A A1(c),(d)	SOFR30A + 1.900%	5.5430	05/25/55	224,178
89,384	Commonbond Student Loan Trust Series 2021-B-GS A(c)		1.1700	09/25/51	77,470

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	STUDENT LOANS — 1.6% (Continued)
762,061	Commonbond Student Loan Trust Series 2021-BGS B(c)		1.6400	09/25/51	$617,855
42,480	EDvestinU Private Education Loan Issue No. 3, LLC Series 2021-A A(c)		1.8000	11/25/45	39,776
254,819	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	232,653
88,952	ELFI Graduate Loan Program, LLC Series 2022-A A(c)		4.5100	08/26/47	86,536
210,591	Navient Private Education Refi Loan Trust Series 2021-D-DA A(c),(d)	PRIME - 1.990%	4.7600	04/15/60	204,564
225,000	Navient Private Education Refi Loan Trust Series 2019-FA B(c)		3.1200	08/15/68	198,680
100,266	Navient Private Education Refi Loan Trust Series 2020-H-IA A1B(c),(d)	TSFR1M + 1.114%	4.7540	04/15/69	99,915
165,000	Navient Private Education Refi Loan Trust Series 2020-FA B(c)		2.6900	07/15/69	142,280
235,000	Navient Private Education Refi Loan Trust Series 2021-FA B(c)		2.1200	02/18/70	164,853
71,153	Navient Student Loan Trust Series 2023-BA A1B(c),(d)	SOFR30A + 1.700%	5.3360	03/15/72	71,560
225,232	North Texas Higher Education Authority, Inc. Series 2021-1 A1B(d)	TSFR1M + 0.684%	4.4090	09/25/61	224,333
535,965	SLM Private Credit Student Loan Trust Series 2004-B A4(d)	TSFR3M + 0.692%	4.3560	09/15/33	531,358
42,605	SLM Private Credit Student Loan Trust Series 2006-B A5(d)	TSFR3M + 0.532%	4.1960	12/15/39	41,738
594,766	SLM Private Education Loan Trust Series 2010-C(c),(d)	TSFR1M + 4.864%	8.5040	10/15/41	616,563
258,774	SLM Student Loan Trust Series 2012-1 A3(d)	SOFR30A + 1.064%	4.7080	09/25/28	252,711
10,349	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	4.1380	10/25/40	9,921
47,979	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	4.1980	01/25/55	46,366
346,000	SLM Student Loan Trust Series 2008-4 B(d)	SOFR90A + 2.112%	5.7380	04/25/73	391,822
375,000	SLM Student Loan Trust Series 2008-2 B(d)	SOFR90A + 1.462%	5.0880	01/25/83	419,856
375,000	SLM Student Loan Trust Series 2008-3 B(d)	SOFR90A + 1.462%	5.0880	04/26/83	411,875
700,000	SLM Student Loan Trust Series 2008-6 B(d)	SOFR90A + 2.112%	5.7380	07/26/83	839,511
401,758	SMB Private Education Loan Trust Series 2021-A C(c)		2.9900	01/15/53	350,459
					7,001,649
	WHOLE BUSINESS — 1.6%
1,271,789	Harvest SBA Loan Trust Series 2023-1 A(c),(d)	SOFR30A + 3.250%	7.0800	10/25/50	1,302,512
1,484,001	Harvest SBA Loan Trust Series 2023-1 C(c),(d)	SOFR30A + 8.500%	12.3300	10/25/50	1,583,257
1,411,870	Harvest SBA Loan Trust Series 2024-1 B(c),(d)	SOFR30A + 3.750%	7.5000	12/25/51	1,463,600
1,076,229	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		1.5550	10/25/35	21,892
916,360	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		2.6060	10/25/40	24,989
14,369	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.250%	6.5000	12/25/48	14,389
142,782	Newtek Small Business Loan Trust Series 2021-1 B(c),(d)	PRIME + 0.250%	7.0000	10/25/49	143,737
348,771	Newtek Small Business Loan Trust Series 2023-1 A(c),(d)	PRIME - 0.500%	6.2500	07/25/50	351,624
45,407	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	6.2500	12/27/44	45,411
287,718	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	6.8200	04/25/48	290,751

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.1% (Continued)
	WHOLE BUSINESS — 1.6% (Continued)
1,989,162	VelocitySBA Loan Trust Series 2026-1 A(c),(d)	SOFR30A + 2.500%	6.1390	01/20/51	$1,975,157
					7,217,319
	TOTAL ASSET BACKED SECURITIES (Cost $306,381,057)				294,519,042

	CORPORATE BONDS — 14.2%
	ASSET MANAGEMENT — 0.2%
274,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.8400	12/31/33	181,868
65,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	1.7250	02/28/34	46,471
890,000	Nomura America Finance, LLC(d)	4*( USISOA30-USISOA02)-1.00%	0.0520	07/29/34	585,174
					813,513
	BANKING — 2.1%
190,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02-0.75%)	0.5185	06/27/33	125,638
120,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02)-0.738%	0.9920	01/30/34	80,700
100,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02)-1.738%	0.7080	08/28/34	65,750
525,000	Barclays Bank PLC(d)	4.250*(USISOA30-USISOA02)	1.2220	09/13/28	467,250
50,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)	0.0000	10/18/28	44,250

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	BANKING — 2.1% (Continued)
75,000	Barclays Bank PLC(d)	4*(USISOA10-USISOA02)-1.00%	0.0000	08/15/33	$49,594
58,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)-2.00%	0.2170	04/25/34	38,135
170,000	Barclays Bank PLC(d)	8*(USISOA30 -USISOA05)-2.00%	1.9900	07/31/34	117,513
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	1.0980	04/30/33	124,785
1,037,000	Citigroup, Inc.(d)	4.5*(USISOA30-USISOA05)	1.7970	11/26/33	775,157
150,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)	0.7710	10/31/34	104,636
507,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)-1.00	0.4610	12/29/34	362,505
55,000	Citigroup, Inc.(d)	20*(USISOA30-USISOA02)-17.5%	0.0000	08/31/35	37,400
500,000	Credit Agricole Corporate & Investment Bank S.A.(d)	9.75*(USISOA30-USISOA02)	0.0000	04/22/36	380,000
1,500,000	Credit Agricole Corporate & Investment Bank S.A.(d)	7.75*(USISOA30-USISOA02)	0.0000	05/24/36	1,102,499
118,000	Credit Suisse A.G.(d)	7*(USISOA30-USISOA02)	1.4540	08/28/30	91,126
120,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA05)-2.20%	1.9400	01/31/33	79,800
245,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02)-1.60%	0.0000	06/30/34	163,538
1,257,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02)-2.000%	0.0000	08/28/34	842,189
961,000	Deutsche Bank A.G.(d)	4*(USISOA30 -USISOA02)-1.00%	0.7302	11/26/34	642,668
738,000	Deutsche Bank A.G.(d)	10*(USISOA30-USISOA02)-8.750%	0.0000	03/27/35	555,345
75,000	Deutsche Ban A.G.(d)	15*(USISOA30 -USISOA02)-13.125%	0.0000	12/23/35	49,875
100,000	HSBC USA, Inc.(d),(h)	6.250*(USISOA30-USISOA05)	2.4910	05/21/29	87,875

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	BANKING — 2.1% (Continued)
136,000	Lloyds Bank PLC(d)	4*(USISOA30-USISOA02)-1.00%	0.9920	10/25/33	$91,460
655,000	Lloyds Bank PLC(d)	4*(USISOA30-USISOA02)-1.400%	0.3890	11/27/33	407,078
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISOA30-USISOA02)	2.0320	04/30/34	193,170
11,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISOA30-USISOA05)-1.875%	0..0240	07/31/34	7,728
125,000	NatWest Markets PLC(d)	4*(USISOA30-USISOA02)-0.25%	0.0000	08/18/31	98,125
100,000	NatWest Markets PLC(d)	4*(USISOA30 -USISOA02)-0.50%	0.0000	08/26/31	75,250
185,000	SG Structured Products, Inc.(d)	4*(USISOA30 -USISOA02)-2.00%	0.0000	07/29/31	145,688
744,000	Societe Generale S.A.(d)	10*(USISOA30-USISOA02)	5.1490	10/29/32	641,700
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	5.9990	02/15/34	111,732
1,079,000	UBS A.G.(d)	15*(USISOA30-USISOA02)	6.3210	10/31/31	918,498
					9,078,657
	INSTITUTIONAL FINANCIAL SERVICES — 8.2%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30-USISOA02)	4.2610	04/25/32	36,156
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30-USISOA02)	1.7850	11/22/32	28,963
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	8.0600	03/29/34	56,700
200,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02	10.0000	03/29/34	184,500
1,350,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	9.3000	01/22/35	1,241,999
80,000	Citigroup Global Markets Holdings, Inc.		9.3500	02/28/35	73,024
128,000	Citigroup Global Markets Holdings, Inc.(b)		9.5500	01/22/36	115,533
71,000	Citigroup Global Markets Holdings, Inc.(b)		10.0000	02/18/37	66,030
150,000	Citigroup Global Markets Holdings, Inc.(b)		0.0000	09/25/40	136,875
295,000	Citigroup Global Markets Holdings, Inc.(b)		7.0000	12/28/40	231,575
553,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	11.0000	04/01/41	470,050

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.2% (Continued)
1,700,000	Citigroup Global Markets Holdings, Inc.(d)	25*(USISOA30-USISOA02)	8.5620	09/03/41	$1,417,374
80,000	Citigroup Global Markets Holdings, Inc.(d)		11.2000	05/06/42	70,080
353,000	Credit Suisse A.G.(d)	8*(USISOA30-USISOA02)	3.4510	07/31/30	296,520
95,000	Credit Suisse A.G.(d)	8*(USISOA30 -USISOA02)	1.7970	10/30/30	78,019
500,000	GS Finance Corporation(d)	7*(USISOA30-USISOA05)-1.75%	0.0000	03/24/31	364,375
30,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	2.0380	06/30/37	21,450
1,000,000	Jefferies Financial Group, Inc.(d)	9*(USISOA30-USISOA02)	3.7930	07/31/37	765,000
1,071,000	Jefferies Financial Group, Inc.(d)	9*(USISOA10-USISOA02)	1.8350	08/31/37	755,055
150,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	2.0380	08/31/37	107,250
248,000	Jefferies Financial Group, Inc.(d)	8*(USISOA10-USISOA02)	1.6310	09/30/37	172,670
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	2.0380	10/31/37	170,400
2,250,000	Jefferies Financial Group, Inc.(d)	8.5*(USISOA30-USISOA02)	3.5820	10/31/37	1,721,249
110,000	Jefferies Financial Group, Inc.(d)	8*(USISOA30-USISOA02)	3.3710	01/31/38	79,750
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	5.5220	02/28/38	656,112
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	7.9390	03/20/40	276,820
1,000,000	JPMorgan Chase Financial Company, LLC(d)	10*(USISOA30-USISOA02)	3.1330	10/21/36	765,000
138,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	1.1280	12/27/26	131,100
115,000	Morgan Stanley(b)		8.0000	03/21/27	115,000
56,000	Morgan Stanley(d)	4*(USISOA30-USISOA05)	9.0000	06/28/28	50,120
100,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA05)	1.7440	07/31/28	86,814
135,000	Morgan Stanley Series MTn(d)	5*(USISOA30-USISOA02)	2.1070	08/30/28	116,857
1,015,000	Morgan Stanley(d)	8*(USISOA30-USISOA05)	2.0700	09/27/28	904,619
772,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.1680	10/15/28	681,290
125,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	1.4000	12/03/28	110,000

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.2% (Continued)
100,000	Morgan Stanley(b)		6.0000	06/29/29	$98,250
4,385,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	2.1000	04/30/30	3,727,249
1,628,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	2.1580	05/29/30	1,383,799
865,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	2.0710	06/30/30	735,250
221,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	3.4510	07/31/30	181,220
390,000	Morgan Stanley(d)	8.5*(USISOA30-USISOA02)	4.5110	08/19/30	321,750
216,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	1.6800	08/31/30	177,660
428,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	2.0710	09/30/30	363,265
171,000	Morgan Stanley Series 10(d)	5*(USISOA30-USISOA02)	1.0350	10/30/30	123,322
151,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	3.0190	10/30/30	121,366
50,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.0350	11/30/30	39,000
66,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	4.3130	11/30/30	56,100
70,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	4.3130	01/29/31	59,500
20,000	Morgan Stanley(b)		8.0000	03/31/31	16,775
167,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	9.0000	03/31/31	161,155
89,000	Morgan Stanley(b)		8.5000	05/31/31	82,881
114,000	Morgan Stanley(b)		8.5000	07/29/31	106,163
268,200	Morgan Stanley(d)	7*(USISOA30-USISOA02)	2.2560	09/16/31	221,265
231,000	Morgan Stanley(d)	5*(USISOA30-USISOA05)	2.1320	02/15/33	155,348
740,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	1.7730	01/30/34	547,600
345,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	1.4630	02/28/34	228,563
130,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	1.7250	02/28/34	88,400
209,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.8400	03/31/34	139,246
287,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.8280	05/30/34	191,214

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.2% (Continued)
613,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.0350	06/30/34	$367,302
450,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.8060	08/29/34	302,625
497,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	2.1070	08/29/34	334,233
78,000	Morgan Stanley(b)		2.9500	08/29/34	54,405
382,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.0350	09/30/34	256,895
231,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	2.9500	09/30/34	146,683
138,000	Morgan Stanley(b)		2.9500	09/30/34	96,255
279,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.7940	10/08/34	187,628
295,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	1.4700	10/31/34	205,025
169,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	2.1070	10/31/34	113,653
279,000	Morgan Stanley(b)		7.2500	10/31/34	220,410
185,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	2.1570	11/28/34	124,413
111,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	3.0190	11/28/34	76,868
230,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA02)	0.9450	12/31/34	154,388
685,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	1.6570	01/30/35	493,200
450,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	2.1070	01/30/35	302,625
40,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	2.2360	02/27/35	26,900
485,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.0500	03/31/35	326,163
888,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	1.2600	03/31/35	608,280
1,033,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	04/30/35	916,788
100,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	05/29/35	89,500
366,000	Morgan Stanley(d)	9*(CMS30-CMS2)	8.8770	06/30/35	327,570
608,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	07/31/35	544,160
287,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	8.8770	09/30/35	256,865

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.2% (Continued)
176,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	8.8770	11/30/35	$157,520
337,000	Morgan Stanley(d)	9*(CMS30-CMS2)	8.0000	12/23/35	301,615
83,000	Morgan Stanley(b)		9.0000	01/29/36	73,663
909,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	1.6120	02/29/36	699,930
105,000	Morgan Stanley(b)		8.0000	02/29/36	92,925
70,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	8.6270	08/31/36	57,925
75,000	Morgan Stanley Finance, LLC(d)	(USISOA30-USISOA02)	6.9040	09/30/36	59,906
1,215,000	Morgan Stanley Finance, LLC(d)	11*(USISOA30-USISOA02)	5.1370	05/26/37	935,550
333,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	8.6270	06/30/37	239,760
869,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	6.3210	08/31/37	699,545
422,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	7.2010	11/22/37	323,885
300,000	UBS A.G.(d)	7.5*(USISOA30-USISOA02)	1.5750	09/30/30	241,500
627,000	UBS A.G.(d)	10*(USISOA30-USISOA02)	2.0990	09/30/30	520,410
1,774,000	UBS A.G.(d)	10*(USISOA30-USISOA02)	2.1880	01/29/31	1,499,029
791,000	UBS A.G.(d)	12*(USISOA30-USISOA02)	2.5760	04/29/31	665,429
					34,982,096
	OIL & GAS PRODUCERS — 0.1%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	292,182

	SPECIALTY FINANCE — 3.6%
2,424,053	MM Community Funding III Ltd. / MM Community Funding III Corporation(c),(d)	TSFR6M + 2.478%	6.1540	05/01/32	2,376,212
737,000	Morgan Stanley Finance, LLC(d)	15(USISOA30-USISOA02)	7.6460	04/30/33	631,056
541,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	2.0710	06/30/36	416,570
242,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	6.4700	07/29/36	191,180
3,671,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	4.1990	08/31/36	3,037,752

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	SPECIALTY FINANCE — 3.6% (Continued)
1,143,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	4.1990	09/30/36	$945,833
3,883,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	4.2930	11/29/36	3,213,182
40,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	8.6270	12/30/36	33,100
1,707,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	4.1990	01/31/37	1,412,543
100,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	6.3210	03/31/37	81,500
767,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	8.9450	04/28/37	634,693
290,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	4.1990	07/31/37	239,975
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	1.6120	09/29/37	1,591,060
168,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	3.2240	09/29/37	139,020
634,876	Select Notes Trust LT		5.9100	02/22/33	568,411
					15,512,087
	TOTAL CORPORATE BONDS (Cost $65,537,428)				60,678,535

	MUNICIPAL BONDS — 0.1%
	STUDENT LOANS — 0.1%
225,667	Massachusetts Educational Financing Authority		2.3000	02/25/40	205,851
298,826	North Texas Higher Education Authority, Inc.(d)	TSFR1M + 0.570%	4.3510	10/25/61	298,183
					504,034
	TOTAL MUNICIPAL BONDS (Cost $493,301)				504,034

	U.S. GOVERNMENT & AGENCIES — 10.5%
	AGENCY FIXED RATE — 2.3%
10,000,000	Fannie Mae or Freddie Mac(i)		5.0000	08/25/46	9,647,656
51,156	Ginnie Mae II Pool 786928		6.5000	09/20/53	53,559
					9,701,215
	AGENCY MBS OTHER — 0.0%(e)
30,246	Fannie Mae Pool 257064		4.5000	11/01/37	29,235

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.5% (Continued)
	AGENCY MBS OTHER — 0.0%(e) (Continued)
1,176	Ginnie Mae II Pool BU6365(b)	4.6700	04/20/70	$1,155
				30,390
	U.S. TREASURY INFLATION PROTECTED — 3.2%
9,999,500	United States Treasury Inflation Indexed Bonds	2.3750	07/15/36	9,956,505
4,121,760	United States Treasury Inflation Indexed Bonds	2.3750	02/15/56	3,622,656
				13,579,161
	U.S. TREASURY NOTES — 5.0%
10,000,000	United States Treasury Note	3.8750	03/31/28	9,933,294
12,000,000	United States Treasury Note	3.6250	12/31/30	11,599,902
				21,533,196
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $45,340,913)			44,843,962

	TOTAL INVESTMENTS - 93.9% (Cost $417,752,699)			$400,545,573
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%			25,873,699
	NET ASSETS - 100.0%			$426,419,272

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Depreciation
100	CBOT 3 Year US Treasury Note Future	12/31/2026	$20,787,500	$(59,128)
70	CBOT 5 Year US Treasury Note Future	12/31/2026	7,399,219	(25,885)
	TOTAL FUTURES CONTRACTS			$(85,013)

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value(1)	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY SERIES 46	Annual(2)	GS	5.00%	6/20/2031	$58,800,000	$(5,209,669)	$(3,075,269)	$(2,134,400)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.

(2)	Buy Protection

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

GS	- Goldman Sachs

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

ECOFC	Enterprise 11th District Cost of Funds Index

EUR003M	Euribor 3 Month

EUR006M	Euribor 6 Month

PRIME	Prime Rate by U.S.

SOFR30A	United States 30 Day Average Secured Overnight Financing Rate

SOFR90A	United States 90 Day Average Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

USISOA02	USD SOFR Spread-Adj. ICE Swap Rate 2Y

USISOA05	USD SOFR Spread-Adj. ICE Swap Rate 5Y

USISOA10	USD SOFR Spread-Adj. ICE Swap Rate 10Y

USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026 the total market value of 144A securities is 218,406,194 or 51.2% of net assets.

(d)	Variable rate security; the rate shown represents the rate on August 31, 2026.

(e)	Percentage rounds to less than 0.1%.

(f)	Illiquid security. The total fair value of these securities as of August 31, 2026 was $15,015,730, representing 3.5% of net assets. (g) Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at August 31, 2026.

(h)	Zero coupon bond.

(i)	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0%
	AEROSPACE & DEFENSE - 2.6%
20,500	General Dynamics Corporation	$7,612,675
8,100	L3Harris Technologies, Inc.	2,156,625
11,500	RTX Corporation	2,388,895
		12,158,195
	AUTOMOTIVE - 2.3%
44,000	General Motors Company	3,798,080
68,532	Visteon Corporation	6,977,928
		10,776,008
	BANKING - 10.9%
144,070	Bank of America Corporation	8,923,696
75,200	Citizens Financial Group, Inc.	5,179,024
232,801	Columbia Banking System, Inc.	6,900,222
113,000	Fifth Third Bancorp	6,076,010
169,928	FNB Corp	3,097,787
25,242	JPMorgan Chase & Company	8,986,657
110,000	US Bancorp	6,773,800
66,000	Wells Fargo & Company	5,701,740
		51,638,936
	BIOTECH & PHARMA - 4.4%
113,098	BioMarin Pharmaceutical, Inc.(a)	7,377,382
24,500	Johnson & Johnson	6,513,325
92,277	Zoetis, Inc.	7,114,557
		21,005,264
	COMMERCIAL SUPPORT SERVICES - 3.5%
174,000	ABM Industries, Inc.	8,113,620
100,650	Korn Ferry	8,610,608
		16,724,228
	DIVERSIFIED INDUSTRIALS - 1.4%
34,877	Dover Corporation	6,774,160

	E-COMMERCE DISCRETIONARY - 1.0%
18,000	Amazon.com, Inc.(a)	4,675,860

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	ELECTRICAL EQUIPMENT - 4.8%
88,000	Fortive Corporation	$5,177,920
13,000	Honeywell International, Inc.	2,775,890
121,440	Ralliant Corporation	7,496,491
165,702	Sensata Technologies Holding PLC	6,798,753
		22,249,054
	ENTERTAINMENT CONTENT - 2.3%
102,000	Walt Disney Company (The)	10,970,100

	HEALTH CARE FACILITIES & SERVICES - 7.1%
129,452	Centene Corporation(a)	8,328,942
350,388	Progyny, Inc.(a)	8,966,429
35,800	Quest Diagnostics, Inc.	8,602,740
18,500	UnitedHealth Group, Inc.	7,204,085
		33,102,196
	HOME CONSTRUCTION - 1.5%
54,200	Mohawk Industries, Inc.(a)	6,951,150

	INDUSTRIAL SUPPORT SERVICES - 0.8%
11,150	WESCO International, Inc.	3,795,460

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
1,100	Goldman Sachs Group, Inc. (The)	1,128,490

	INSURANCE - 8.4%
11,000	Berkshire Hathaway, Inc., B(a)	5,544,330
19,000	Chubb Ltd.	6,433,400
79,309	Jackson Financial, Inc.	10,582,200
97,591	MetLife, Inc.	9,287,735
21,000	Travelers Companies, Inc. (The)	7,684,530
		39,532,195
	INTERNET MEDIA & SERVICES - 1.7%
7,500	Alphabet, Inc., C	2,515,575
224,365	Lyft, Inc., Class A(a)	3,791,769

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	INTERNET MEDIA & SERVICES - 1.7% (Continued)
3,000	Meta Platforms, Inc., Class A	$1,717,020
		8,024,364
	LEISURE FACILITIES & SERVICES - 1.9%
38,879	Brinker International, Inc.(a)	8,883,852

	MACHINERY - 4.9%
222,572	Astec Industries, Inc.	9,470,438
102,900	Flowserve Corporation	8,138,361
55,000	Stanley Black & Decker, Inc.	5,300,350
		22,909,149
	MEDICAL EQUIPMENT & DEVICES - 4.1%
85,505	Medtronic PLC	7,751,028
10,000	Waters Corporation(a)	4,146,300
76,400	Zimmer Biomet Holdings, Inc.	7,643,056
		19,540,384
	METALS & MINING - 2.9%
187,254	Alamos Gold, Inc., Class A	6,855,369
242,417	Hudbay Minerals, Inc.	6,947,671
		13,803,040
	OIL & GAS PRODUCERS - 4.0%
62,055	ConocoPhillips	8,221,667
63,261	Delek US Holdings, Inc.	4,702,823
138,726	Range Resources Corporation	5,732,158
		18,656,648
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
120,500	SLB Ltd.	7,242,050

	REAL ESTATE SERVICES - 1.4%
46,000	CBRE Group, Inc., Class A(a)	6,707,260

	RETAIL - CONSUMER STAPLES - 1.6%
47,689	Target Corporation	7,672,206

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	RETAIL - DISCRETIONARY - 3.8%
73,847	Abercrombie & Fitch Company, Class A(a)	$10,566,029
65,866	Lululemon Athletica, Inc.(a)	7,921,045
		18,487,074
	SEMICONDUCTORS - 2.6%
40,000	ON Semiconductor Corporation(a)	2,963,600
224,403	Photronics, Inc.(a)	6,314,700
11,000	Texas Instruments, Inc.	2,870,010
		12,148,310
	SOFTWARE - 4.3%
16,700	Microsoft Corporation	8,471,743
336,519	Open Text Corporation	8,389,419
14,000	Salesforce, Inc.	3,605,560
		20,466,722
	STEEL - 4.1%
892,304	Cleveland-Cliffs, Inc.(a)	10,306,112
129,894	Commercial Metals Company	8,763,948
		19,070,060
	TECHNOLOGY HARDWARE - 1.9%
13,000	Apple, Inc.	4,119,050
43,823	Cisco Systems, Inc.	4,842,003
		8,961,053
	TRANSPORTATION & LOGISTICS - 3.1%
85,500	Delta Air Lines, Inc.	6,669,000
12,500	FedEx Corporation	4,092,500
37,000	United Parcel Service, Inc., Class B	3,856,510
		14,618,010

	TOTAL COMMON STOCKS (Cost $347,869,677)	448,671,478

	TOTAL INVESTMENTS - 95.0% (Cost $347,869,677)	$448,671,478
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%	23,777,061
	NET ASSETS - 100.0%	$472,448,539

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	Easterly	Easterly	Easterly		Easterly		Easterly	Easterly
	Global Real Estate	Hedged Equity	Snow Small Cap		Snow Long/Short		Income	Snow All Cap Value
	Fund	Fund	Value Fund		Opportunity Fund		Opportunities Fund	Fund
Assets:
Total Investments, at cost	$186,620,786	$524,682,504	$67,597,087		$93,182,969		$417,752,699	$347,869,677
Total Investments, at value	174,684,633	632,722,825	89,907,307		134,167,342		400,545,573	448,671,478
Cash	154,540	3,867,421	4,776,030		2,360,182		26,735,885	25,064,274
Cash Collateral Held at Custodian	—	27,967,142	—		2,498,590		—	—
Foreign Cash (Cost $196,917, $0, $0, $0, $186,822, $0)	196,820	—	—		—		188,006	—
Deposit at custodian for collateral for swaps	—	—	—		—		1,390,000	—
Deposit at broker	—	—	—		24,697,880		—	—
Deposit at broker for swaps	—	—	—		—		8,286,379	—
Deposit at broker for futures	—	—	—		—		3,080,516	—
Unrealized appreciation on swaps	—	23,591,828	—		—		—	—
Interest and dividends receivable	1,006,888	2,184,017	103,453		346,385		2,519,033	514,492
Receivable for securities sold	702,767	—	—		—		5,558	—
Receivable for fund shares sold	27,250	1,057,728	2,465		95		68,253	—
Prepaid expenses and other assets	48,411	82,890	42,948		27,312		352,813	40,272
Total Assets	176,821,309	691,473,851	94,832,203		164,097,786		443,172,016	474,290,516

Liabilities:
Due to Broker	—	1,156,505	—		—		—	—
Options Written (premiums received $0, $6,400,018, $0, $2,860,606, $0, $0)	—	2,816,100	—		3,542,998		—	—
Securities sold short (premiums received $0, $0, $0, $42,479,276, $0, $0)	—	—	—		44,752,611		—	—
Payable for securities purchased	373,157	10,397	—		—		10,592,603	—
Payable to manager	129,966	543,172	36,938		66,287		323,632	291,479
Payable for distribution (12b-1) fees	32,990	46,867	16,631		22,198		11,573	107,834
Payable for dividends on short sales	—	—	—		10,177		—	—
Payable for fund shares redeemed	157,744	261,380	44,086		—		266,862	1,248,638
Administration fees payable	36,747	80,976	33,298		17,694		132,352	91,965
Trustee fees payable	7,408	6,705	7,441		6,563		6,528	11,902
Unrealized depreciation on futures	—	—	—		—		85,013	—
Premiums received on swaps	—	—	—		—		3,075,270	—
Unrealized depreciation on swaps	—	—	—		—		2,134,400	—
Accrued expenses and other liabilities	142,836	48,889	51,147		54,923		124,511	90,159
Total Liabilities	880,848	4,970,991	189,541		48,473,451		16,752,744	1,841,977
Commitments and contingent liabilities (Note 1 and 2)	—	—	—		—		—	—
Net Assets	$175,940,461	$686,502,860	$94,642,662		$115,624,335		$426,419,272	$472,448,539

Net Assets Consist of:
Paid in capital	539,312,342	564,183,079	66,624,737		68,878,695		448,282,835	333,044,204
Accumulated earnings (loss)	(363,371,881)	122,319,781	28,017,925		46,745,640		(21,863,563)	139,404,335
Net Assets	$175,940,461	$686,502,860	$94,642,662		$115,624,335		$426,419,272	$472,448,539

Net Asset Value Per Share
Class A
Net Assets	$32,519,048	$12,102,232	$37,123,494		$58,077,458		$10,699,323	$261,908,096
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,187,387	760,555	448,892		1,355,149		1,056,831	8,676,444
Net asset value, redemption price per share (a)	$14.87	$15.91	$82.70		$42.86		$10.12	$30.19
Offering price per share (maximum sales charge of 5.75%, 5.75%, 5.75%, 5.75%, 2.00% and 5.75%, respectively)	$15.78	$16.88	$87.75		$45.47		$10.33	$32.03

Class C
Net Assets	$10,129,090	$7,141,575	$3,426,820		$2,338,740		$4,331,289	$6,302,376
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	679,168	470,568	46,444		59,132		440,827	316,920
Net asset value, offering price per share (b)	$14.91	$15.18	$73.78		$39.55		$9.83	$19.89

Class I
Net Assets	$131,684,192	$666,763,819	$54,092,335		$55,208,079		$326,624,633	$204,238,067
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,276,330	40,935,026	632,063		1,271,182		33,254,263	6,659,816
Net asset value, redemption price and offering price per share	$15.91	$16.29	$85.58		$43.43		$9.82	$30.67

Class R6
Net Assets	$1,608,131	$495,234	$13		$58		$84,764,027	N/A
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	99,009	29,278	0	(c)	1		8,271,255	N/A
Net asset value, redemption price and offering price per share	$16.24	$16.91	$85.61	(d)	$43.43	(d)	$10.25	N/A

(a)	Class A shares of the Global Real Estate, Hedged Equity, Snow Small Cap Value, Snow Long/Short Opportunity and Snow All Cap Value Fund that are purchased at net asset value (“NAV”) in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase.

(b)	Redemption price per C share varies based on length of time shares are held.

(c)	Less than .5 shares

(d)	Doesn’t recalculate due to rounding.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

				Easterly Snow	Easterly
	Easterly Global	Easterly	Easterly Snow	Long/Short	Income	Easterly	Easterly
	Real Estate	Hedged Equity	Small Cap	Opportunity	Opportunities	Snow All Cap	Snow All Cap
	Fund	Fund	Value Fund	Fund	Fund	Value Fund *	Value Fund
							Year Ended
							June 30, 2026
Investment Income:
Dividend income	$6,691,098	$4,848,404	$751,868	$2,398,302	$—	$890,407	$8,269,015
Interest income	178,491	552,762	44,514	513,478	28,836,992	120,803	1,086,268
Securities lending income (net)		—					39,700
Less: Foreign withholding taxes	(414,171)	—	(7,888)	(78,004)	(6,943)	—	—
Total Investment Income	6,455,418	5,401,166	788,494	2,833,776	28,830,049	1,011,210	9,394,983

Operating Expenses:
Management fees	1,839,343	6,345,422	379,459	847,741	5,114,131	606,886	4,805,765
Distribution (12b-1) fees
Class A Shares	83,672	26,646	47,449	131,465	27,509	112,433	657,829
Class C Shares	126,718	56,486	22,838	21,008	46,960	11,457	115,447
Shareholder servicing fees	271,419	565,060	35,628	67,166	345,272	27,178	160,370
Administration fees	133,470	237,244	47,298	72,702	515,426	56,350	221,103
Registration fees	72,583	118,723	68,507	44,927	104,055	5,192	60,840
Transfer Agent	61,163	178,281	39,165	31,469	111,185	34,120	202,349
Legal fees	51,771	66,673	55,079	56,937	64,786	23,192	10,549
Audit fees	42,014	20,146	15,737	20,213	24,896	12,396	23,369
Custodian fees	37,469	22,922	25,741	27,118	54,044	5,765	33,391
Trustees’ fees	29,549	28,791	20,611	28,611	28,879	2,756	22,203
Insurance expense	24,356	31,172	3,454	10,495	44,884	—	9,622
Compliance officer fees	21,392	26,580	8,940	12,801	28,574	4,926	12,670
Printing and postage expense	13,352	49,893	6,085	11,382	48,114	8,493	19,010
Fund accounting	—	—	—	—	—	—	22,782
Interest expense	—	274,543	—	—	435,000	—	—
Dividend expense	—	—	—	556,616	—	—	—
Miscellaneous expenses	36,110	3,499	3,544	3,443	23,573	594	46,904
Total Operating Expenses	2,844,381	8,052,081	779,535	1,944,094	7,017,288	911,738	6,424,203
Less: Expenses waived	(397,136)	(1,073,808)	(226,709)	—	(1,282,374)	(15,507)	—
Net Operating Expenses	2,447,245	6,978,273	552,826	1,944,094	5,734,914	896,231	6,424,203

Net Investment Income (Loss)	4,008,173	(1,577,107)	235,668	889,682	23,095,135	114,979	2,970,780

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(9,324,700)	27,281,226	6,385,978	16,086,396	623,870	2,562,786	45,031,733
Short sales	—	—	—	(7,424,088)	—	—	—
Options purchased	—	(105,220,493)	—	(12,756)	—	—	—
Options written	—	56,248,557	—	2,681,481	—	—	—
Futures	—	—	—	—	(1,167,807)	—	—
Swaps	—	17,406,233	—	—	(656,017)	—	—
Net realized gain (loss):	(9,324,700)	(4,284,477)	6,385,978	11,331,033	(1,199,954)	2,562,786	45,031,733

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency transactions	18,505,986	56,326,173	3,570,156	12,678,724	(4,236,686)	20,628,941	18,431,333
Short sales	—	—	—	729,847	—	—	—
Options purchased	—	(3,035,706)	—	—	—	—	—
Options written	—	3,430,726	—	(568,142)	—	—	—
Futures	—	—	—	—	(204,479)	—	—
Swaps	—	11,444,946	—	—	(2,354,498)	—	—
Net change in unrealized appreciation (depreciation)	18,505,986	68,166,139	3,570,156	12,840,429	(6,795,663)	20,628,941	18,431,333

Net Realized and Unrealized Gain/(Loss) On Investments	9,181,286	63,881,662	9,956,134	24,171,462	(7,995,617)	23,191,727	63,463,066

Net Increase in Net Assets Resulting From Operations	$13,189,459	$62,304,555	$10,191,802	$25,061,144	$15,099,518	$23,306,706	$66,433,846

*	For the two months ended August 31, 2026.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Easterly		Easterly
	Global Real Estate Fund		Hedged Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations:
Net investment income (loss)	$4,008,173	$5,141,173	$(1,577,107)	$(486,790)
Net realized gain (loss) on investments, options, swaps and foreign currency transactions	(9,324,700)	(22,334,749)	(4,284,477)	7,601,997
Net change in unrealized appreciation on investments, options, swaps and foreign currency transactions	18,505,986	16,726,888	68,166,139	19,823,929
Net increase (decrease) in net assets resulting from operations	13,189,459	(466,688)	62,304,555	26,939,136

Distributions to Shareholders:
Total Distributions Paid:
Class A	(1,025,373)	(942,765)	—	—
Class C	(326,392)	(364,963)	—	—
Class I	(5,073,951)	(5,202,071)	—	(192,550)
Class R6	(70,131)	(76,686)	—	(638)
Total Dividends and Distributions to Shareholders	(6,495,847)	(6,586,485)	—	(193,188)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	3,926,205	2,384,284	5,102,649	5,178,798
Class C	111,499	276,207	3,729,248	2,094,863
Class I	15,167,528	23,758,697	448,921,363	225,560,471
Class R6	199,787	54,492	604	348
Reinvestment of dividends and distributions
Class A	920,634	849,239	—	—
Class C	307,004	335,406	—	—
Class I	4,000,450	4,010,241	—	167,856
Class R6	15,589	17,885	—	427
Cost of shares redeemed
Class A	(9,400,498)	(12,566,128)	(3,532,974)	(2,471,686)
Class C	(7,363,145)	(8,996,436)	(1,204,321)	(238,809)
Class I	(87,877,100)	(72,577,662)	(160,306,083)	(100,567,486)
Class R6	(1,330,839)	(1,338,717)	(215,108)	(373,604)

Net increase (decrease) in net assets from share transactions of beneficial interest	(81,322,886)	(63,792,492)	292,495,378	129,351,178

Total Increase (Decrease) in Net Assets	(74,629,274)	(70,845,665)	354,799,933	156,097,126

Net Assets:
Beginning of year	250,569,735	321,415,400	331,702,927	175,605,801
End of year	$175,940,461	$250,569,735	$686,502,860	$331,702,927

Share Activity
Shares sold
Class A	271,148	169,411	335,781	389,199
Class C	7,642	19,227	258,238	163,561
Class I	991,951	1,601,372	29,344,800	16,560,405
Class R6	12,818	3,589	36	24
Shares reinvested
Class A	66,044	60,237	—	—
Class C	22,028	23,490	—	—
Class I	269,784	267,811	—	12,361
Class R6	1,026	1,172	—	30
Shares redeemed
Class A	(656,891)	(901,790)	(234,311)	(184,803)
Class C	(513,890)	(641,606)	(82,296)	(18,610)
Class I	(5,836,724)	(4,909,096)	(10,423,664)	(7,432,477)
Class R6	(83,549)	(88,032)	(13,345)	(27,257)
Net increase (decrease) in shares of beneficial interest	(5,448,613)	(4,394,215)	19,185,239	9,462,433

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Easterly			Easterly
	Snow Small Cap Value Fund			Snow Long/Short Opportunitiy Fund

	Year Ended	Six Months Ended	Year ended	Year Ended	Six Months Ended	Year ended
	August 31, 2026	August 31, 2025	February 28, 2025	August 31, 2026	August 31, 2025	February 28, 2025
Operations:
Net investment income	$235,668	$357,411	$392,150	$889,682	$567,274	$1,118,104
Net realized gain on investments	6,385,978	927,736	1,853,654	11,331,033	3,369,738	2,666,490
Net change in unrealized appreciation (depreciation) on investments	3,570,156	2,705,657	(385,968)	12,840,429	4,389,861	2,874,386
Net increase in net assets resulting from operations	10,191,802	3,990,804	1,859,836	25,061,144	8,326,873	6,658,980

Distributions to Shareholders:
Total Distributions Paid:
Class A	(534,596)	—	(87,006)	(3,304,691)	—	(2,164,412)
Class C	(61,398)	—	(658)	(125,720)	—	(83,971)
Class I	(741,147)	—	(135,554)	(3,245,929)	—	(2,067,795)
Class R6	(3)	—	(1)	(3)	—	(2)
Total Dividends and Distributions to Shareholders	(1,337,144)	—	(223,219)	(6,676,343)	—	(4,316,180)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	1,792,384	66,570	697,159	2,776,621	529,771	1,597,655
Class C	917,746	13,408	203,782	14,000	0 *	—
Class I	24,000,991	789,099	3,328,458	2,247,087	39,082	735,386
Class R6	—	—	—	—	—	—
Net proceeds from merger (See Note 1)
Class A	21,177,985	—	—	—	—	—
Class C	827,597	—	—	—	—	—
Class I	21,402,271	—	—	—	—	—
Reinvestment of dividends and distributions
Class A	115,176	—	20,607	848,783	—	600,527
Class C	61,398	—	658	109,851	—	78,708
Class I	427,542	—	69,427	2,852,717	—	1,711,635
Class R6	—	—	1	3	—	2
Cost of shares redeemed
Class A	(2,246,060)	(101,103)	(973,993)	(3,642,986)	(1,891,578)	(6,128,890)
Class C	(155,170)	(136,231)	(169,245)	(123,337)	(177,435)	(817,724)
Class I	(14,021,346)	(445,918)	(1,785,490)	(5,730,560)	(316,356)	(5,736,162)
Class R6	—	—	—	—	—	—

Net increase (decrease) in net assets from share transactions of beneficial interest	54,300,514	185,825	1,391,364	(647,821)	(1,816,516)	(7,958,863)

Total Increase (Decrease) in Net Assets	63,155,172	4,176,629	3,027,981	17,736,980	6,510,357	(5,616,063)

Net Assets:
Beginning of year/period	31,487,490	27,310,861	24,282,880	97,887,355	91,376,998	96,993,061
End of year/period	$94,642,662	$31,487,490	$27,310,861	$115,624,335	$97,887,355	$91,376,998

Share Activity
Shares sold
Class A	24,472	1,164	11,903	76,987	15,554	47,451
Class C	14,327	268	3,864	416	0 **	—
Class I	306,369	13,698	53,947	57,430	1,133	21,764
Class R6	—	—	416	—	—	—
Shares from merger (Note 1)
Class A	256,407	—	—	—	—	—
Class C	11,215	—	—	—	—	—
Class I	250,589	—	—	—	—	—
Shares reinvested
Class A	1,659	—	322	23,702	—	17,868
Class C	986	—	11	3,306	—	2,510
Class I	5,959	—	1,050	78,761	—	50,387
Class R6	0 **	—	0 **	—	—	0 **
Shares redeemed
Class A	(28,582)	(1,749)	(16,659)	(96,069)	(56,766)	(182,699)
Class C	(2,229)	(2,701)	(3,175)	(3,571)	(5,791)	(26,165)
Class I	(177,695)	(7,672)	(29,084)	(143,949)	(9,567)	(167,726)
Class R6	(1)	—	—	—	—	—
Net increase (decrease) in shares of beneficial interest	663,476	3,008	22,179	(2,987)	(55,437)	(236,610)

*	Less than $1.00.

**	Less than 1 share.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Easterly			Easterly
	Income Opportunities Fund			Snow All Cap Value

	Year Ended	Nine Months Ended	Year Ended	Two Months Ended	Year Ended	Year Ended
	August 31, 2026	August 31, 2025	November 30, 2024	August 31, 2026	June 30, 2026	June 30, 2025
Operations:
Net investment income	$23,095,135	$14,551,162	$18,451,876	$114,979	$2,970,780	$4,439,747
Net realized gain (loss) on investments	(1,199,954)	3,716,329	389,319	2,562,786	45,031,733	38,076,935
Net change in unrealized appreciation (depreciation) on investments	(6,795,663)	3,433,911	12,258,607	20,628,941	18,431,333	(6,324,857)
Net increase in net assets resulting from operations	15,099,518	21,701,402	31,099,802	23,306,706	66,433,846	36,191,825

Distributions to Shareholders:
Total Distributions Paid:
Class A	(524,693)	(346,618)	(287,003)	—	(15,466,348)	(21,535,241)
Class C	(193,856)	(126,856)	(149,225)	—	(872,721)	(2,155,968)
Class I *	(16,497,612)	(10,741,451)	(12,036,395)	—	(12,595,000)	(18,867,294)
Class R6	(4,351,609)	(2,999,160)	(3,958,808)	—	—	—
Return of Capital
Class A	(26,556)	(14,588)	(54,370)	—	—	—
Class C	(11,599)	(6,401)	(33,420)	—	—	—
Class I *	(792,579)	(433,107)	(2,162,099)	—	—	—
Class R6	(208,809)	(120,533)	(712,009)	—	—	—
Total Dividends and Distributions to Shareholders	(22,607,313)	(14,788,714)	(19,393,329)	—	(28,934,069)	(42,558,503)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	2,265,636	23,675,477	4,016,462	118,806	9,895,336	5,337,698
Class C	945,929	1,156,279	1,215,430	5,882	237,476	336,305
Class I *	132,657,949	99,776,062	97,962,493	152,845	6,462,560	3,296,190
Class R6	19,080,701	31,919,721	6,435,020	—	—	—
Reinvestment of dividends and distributions
Class A	414,182	280,563	241,860	—	13,841,000	18,571,020
Class C	145,844	109,486	139,923	—	845,591	2,095,493
Class I *	14,885,821	9,639,758	12,566,999	—	12,083,154	18,379,123
Class R6	3,517,045	2,580,988	3,912,798	—	—	—
Cost of shares redeemed
Class A	(2,257,932)	(21,375,605)	(2,742,648)	(8,427,842)	(52,197,280)	(30,312,993)
Class C	(1,122,294)	(724,755)	(1,183,255)	(921,209)	(12,651,751)	(8,548,752)
Class I *	(116,912,368)	(65,710,266)	(94,652,808)	(3,893,943)	(53,536,284)	(35,040,652)
Class R6	(33,544,914)	(16,163,396)	(16,620,026)	—	—	—

Net increase/(decrease) in net assets from share transactions of beneficial interest	20,075,599	65,164,312	11,292,248	(12,965,461)	(75,020,198)	(25,886,568)

Total Increase/(Decrease) in Net Assets	12,567,804	72,077,000	22,998,721	10,341,245	(37,520,421)	(32,253,246)

Net Assets:
Beginning of year/period	413,851,468	341,774,468	318,775,747	462,107,294	499,627,715	531,880,961
End of year/period	$426,419,272	$413,851,468	$341,774,468	$472,448,539	$462,107,294	$499,627,715

Share Activity
Shares sold
Class A	219,513	2,317,757	399,333	3,995	232,277	120,163
Class C	94,033	117,046	124,840	299	354,867	197,396
Class I *	13,245,945	10,080,160	10,122,470	4,959	12,880	17,876
Class R6	1,833,116	3,108,125	647,404	—	—	—
Shares reinvested
Class A	40,255	27,568	24,366	—	450,864	657,101
Class C	14,589	11,069	14,484	—	523,685	671,889
Class I *	1,491,168	975,037	1,301,067	—	48,292	111,049
Class R6	338,318	252,294	394,574	—	—	—
Shares redeemed
Class A	(218,630)	(2,095,046)	(276,555)	(280,406)	(1,931,859)	(1,281,596)
Class C	(112,026)	(73,310)	(122,205)	(46,653)	(1,890,036)	(1,108,037)
Class I *	(11,693,670)	(6,629,756)	(9,805,661)	(127,650)	(678,393)	(451,914)
Class R6	(3,224,656)	(1,585,200)	(1,661,814)	—	—	—
Net increase/(decrease) in shares of beneficial interest	2,027,955	6,505,744	1,162,303	(445,456)	(2,877,423)	(1,066,073)

*	Effective 06/26/26 for the Easterly Snow All Cap Value Advisor Class was changed to Class I

See accompanying notes to financial statements.

Easterly Global Real Estate Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	CLASS A

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	August 31,		August 31,		August 31,	August 31,	August 31,
	2026		2025		2024	2023	2022
Net Asset Value, Beginning of Year	$14.28		$14.56		$12.96	$14.56	$18.94

Income (Loss) from Investment Operations:
Net investment income (1)	0.23		0.22		0.29	0.20	0.14
Net realized and unrealized gain (loss)	0.79		(0.17)		1.68	(1.25)	(2.93)
Total from investment operations	1.02		0.05		1.97	(1.05)	(2.79)

Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.33)		(0.37)	(0.19)	(0.41)
Distributions from realized gains	—		—		—	(0.36)	(1.18)
Total dividends and distributions	(0.43)		(0.33)		(0.37)	(0.55)	(1.59)

Net Asset Value, End of Year	$14.87		$14.28		$14.56	$12.96	$14.56

Total Return*	7.39%		0.43%		15.57%	(7.06)%	(16.03)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$32,519		$35,809		$46,281	$56,487	$97,639

Ratio of gross operating expenses to average net assets (2)	1.54%		1.50%		1.46%	1.42%	1.36%
Ratio of net operating expenses to average net assets (3)	1.54%		1.50%		1.46%	1.42%	1.36%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	1.58%		1.58%		2.23%	1.53%	0.80%
Portfolio Turnover Rate	149%		186%		141%	12%	116%

	CLASS C

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	August 31,		August 31,		August 31,	August 31,	August 31,
	2026		2025		2024	2023	2022
Net Asset Value, Beginning of Year	$14.33		$14.62		$13.00	$14.63	$19.06

Income (Loss) from Investment Operations:
Net investment income (1)	0.13		0.12		0.19	0.10	0.01
Net realized and unrealized gain (loss)	0.78		(0.17)		1.69	(1.26)	(2.94)
Total from investment operations	0.91		(0.05)		1.88	(1.16)	(2.93)

Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.24)		(0.26)	(0.11)	(0.32)
Distributions from realized gains	—		—		—	(0.36)	(1.18)
Total dividends and distributions	(0.33)		(0.24)		(0.26)	(0.47)	(1.50)

Net Asset Value, End of Year	$14.91		$14.33		$14.62	$13.00	$14.63

Total Return*	6.54	% +	(0.30	)% +	14.70%	(7.80)%	(16.64)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$10,129		$16,677		$25,767	$34,243	$52,362

Ratio of gross operating expenses to average net assets (4)	2.29%		2.25%		2.21%	2.17%	2.11%
Ratio of net operating expenses to average net assets (5)	2.29%		2.25%		2.21%	2.17%	2.11%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	0.88%		0.83%		1.47%	0.79%	0.05%
Portfolio Turnover Rate	149%		186%		141%	12%	116%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:

1.54%	1.49%	1.45%	N/A	N/A

(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:

1.54%	1.49%	1.45%	N/A	N/A

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:

2.29%	2.24%	2.20%	N/A	N/A

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:

2.29%	2.24%	2.20%	N/A	N/A

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Global Real Estate Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	CLASS I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$15.21	$15.44	$13.70	$15.34	$19.84

Income (Loss) from Investment Operations:
Net investment income (1)	0.32	0.30	0.36	0.27	0.20
Net realized and unrealized gain (loss)	0.84	(0.17)	1.78	(1.34)	(3.07)
Total from investment operations	1.16	0.13	2.14	(1.07)	(2.87)

Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.36)	(0.40)	(0.21)	(0.45)
Distributions from realized gains	—	—	—	(0.36)	(1.18)
Total dividends and distributions	(0.46)	(0.36)	(0.40)	(0.57)	(1.63)

Net Asset Value, End of Year	$15.91	$15.21	$15.44	$13.70	$15.34

Total Return*	7.88%	0.93%	16.06%	(6.78)%	(15.74)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$131,684	$195,469	$245,406	$376,980	$571,664

Ratio of gross operating expenses to average net assets (2)	1.29%	1.25%	1.20%	1.17%	1.11%
Ratio of net operating expenses to average net assets (3)	1.04%	1.05%	1.05%	1.04%	1.04%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.13%	2.02%	2.62%	1.92%	1.12%
Portfolio Turnover Rate	149%	186%	141%	12%	116%

	CLASS R6

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$15.50	$15.72	$13.93	$15.56	$20.09

Income (Loss) from Investment Operations:
Net investment income (1)	0.35	0.32	0.36	0.29	0.23
Net realized and unrealized gain (loss)	0.85	(0.18)	1.83	(1.35)	(3.13)
Total from investment operations	1.20	0.14	2.19	(1.06)	(2.90)

Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.36)	(0.40)	(0.21)	(0.45)
Distributions from realized gains	—	—	—	(0.36)	(1.18)
Total dividends and distributions	(0.46)	(0.36)	(0.40)	(0.57)	(1.63)

Net Asset Value, End of Year	$16.24	$15.50	$15.72	$13.93	$15.56

Total Return*	7.99%	0.98%	16.15%	(6.61)%	(15.69)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,608	$2,615	$3,960	$32,221	$50,074

Ratio of gross operating expenses to average net assets (4)	1.29%	1.25%	1.19%	1.17%	1.11%
Ratio of net operating expenses to average net assets (5)	0.94%	0.95%	0.95%	0.94%	0.94%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.25%	2.14%	2.60%	2.02%	1.30%
Portfolio Turnover Rate	149%	186%	141%	12%	116%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:

1.29%	1.24%	1.19%	N/A	N/A

(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:

1.04%	1.04%	1.04%	N/A	N/A

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:

1.29%	1.24%	1.18%	N/A	N/A

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:

0.94%	0.94%	0.94%	N/A	N/A

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Hedged Equity Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	CLASS A

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	August 31,		August 31,		August 31,	August 31,	August 31,
	2026		2025		2024	2023	2022
Net Asset Value, Beginning of Year	$14.14		$12.73		$10.77	$9.99	$11.18

Income (Loss) from Investment Operations:
Net investment loss (1)	(0.07)		(0.06)		(0.04)	(0.01)	(0.03)
Net realized and unrealized gain (loss)	1.84		1.47		2.03	1.03	(0.06)
Total from investment operations	1.77		1.41		1.99	1.02	(0.09)

Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(1.10)
Distributions from realized gains	—		—		(0.03)	(0.24)	—
Total dividends and distributions	—		—		(0.03)	(0.24)	(1.10)

Net Asset Value, End of Year	$15.91		$14.14		$12.73	$10.77	$9.99

Total Return*	12.52%		11.08%		18.48%	10.45%	(1.17)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$12,102		$9,317		$5,787	$3,348	$1,538

Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,4)	1.75%		1.83%		1.89%	1.95%	2.02%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,5)	1.55%		1.57%		1.58%	1.61%	1.54%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(0.49)%		(0.41)%		(0.38)%	(0.14)%	(0.33)%
Portfolio Turnover Rate	25%		38%		28%	12%	23%

	CLASS C

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	August 31,		August 31,		August 31,	August 31,	August 31,
	2026		2025		2024	2023	2022
Net Asset Value, Beginning of Year	$13.58		$12.32		$10.51	$9.82	$10.90

Income (Loss) from Investment Operations:
Net investment loss (1)	(0.19)		(0.15)		(0.14)	(0.08)	(0.10)
Net realized and unrealized gain (loss)	1.79		1.41		1.98	1.01	(0.08)
Total from investment operations	1.60		1.26		1.84	0.93	(0.18)

Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(0.90)
Distributions from realized gains	—		—		(0.03)	(0.24)	—
Total dividends and distributions	—		—		(0.03)	(0.24)	(0.90)

Net Asset Value, End of Year	$15.18		$13.58		$12.32	$10.51	$9.82

Total Return*	11.78	% +	10.23	% +	17.51%	9.70%	(1.95)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$7,142		$4,002		$1,844	$460	$366

Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,6)	2.50%		2.58%		2.64%	2.70%	2.77%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,7)	2.30%		2.32%		2.33%	2.36%	2.29%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(1.29)%		(1.17)%		(1.19)%	(0.81)%	(1.02)%
Portfolio Turnover Rate	25%		38%		28%	12%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Does not include the expenses of other investment companies in which the Fund invests.

(3)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.70%	1.76%	1.81%	1.84%	1.99%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.50%	1.50%	1.50%	1.50%	1.51%

(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.45%	2.51%	2.56%	2.59%	2.74%

(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.25%	2.25%	2.25%	2.25%	2.26%

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Hedged Equity Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	CLASS I

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	August 31,		August 31,		August 31,		August 31,	August 31,
	2026		2025		2024		2023	2022
Net Asset Value, Beginning of Year	$14.43		$12.98		$10.96		$10.13	$11.33

Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.04)		(0.03)		(0.01)		0.01	(0.01)
Net realized and unrealized gain (loss)	1.90		1.49		2.06		1.06	(0.07)
Total from investment operations	1.86		1.46		2.05		1.07	(0.08)

Dividends and Distributions:
Dividends from net investment income	—		(0.01)		—		—	(1.12)
Distributions from realized gains	—		—		(0.03)		(0.24)	—
Total dividends and distributions	—		(0.01)		(0.03)		(0.24)	(1.12)

Net Asset Value, End of Year	$16.29		$14.43		$12.98		$10.96	$10.13

Total Return*	12.89	% +	11.27	% +	18.71%		10.80%	(0.98)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$666,764		$317,747		$167,039		$113,264	$61,982

Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,4)	1.50%		1.58%		1.64%		1.70%	1.77%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,5)	1.30%		1.32%		1.33%		1.36%	1.29%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(0.28)%		(0.20)%		(0.08)%		0.14%	(0.13)%
Portfolio Turnover Rate	25%		38%		28%		12%	23%

	CLASS R6

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	August 31,		August 31,		August 31,		August 31,	August 31,
	2026		2025		2024		2023	2022
Net Asset Value, Beginning of Year	$14.95		$13.40		$11.29		$10.40	$11.58

Income (Loss) from Investment Operations:
Net investment income (1)	0.01		0.02		0.04		0.07	0.02
Net realized and unrealized gain (loss)	1.95		1.54		2.10		1.06	(0.08)
Total from investment operations	1.96		1.56		2.14		1.13	(0.06)

Dividends and Distributions:
Dividends from net investment income	—		(0.01)		—		—	(1.12)
Distributions from realized gains	—		—		(0.03)		(0.24)	—
Total dividends and distributions	—		(0.01)		(0.03)		(0.24)	(1.12)

Net Asset Value, End of Year	$16.91		$14.95		$13.40		$11.29	$10.40

Total Return*	13.11%		11.67	% +	18.96	% +	11.10%	(0.77)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$495		$637		$935		$1,766	$11,289

Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,6)	1.50%		1.58%		1.64%		1.70%	1.77%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,7)	1.04%		1.06%		1.07%		1.10%	1.03%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	0.05%		0.14%		0.37%		0.64%	0.20%
Portfolio Turnover Rate	25%		38%		28%		12%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Does not include the expenses of other investment companies in which the Fund invests.

(3)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.45%	1.51%	1.56%	1.59%	1.74%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.25%	1.25%	1.25%	1.25%	1.26%

(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

1.45%	1.51%	1.56%	1.59%	1.74%

(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

0.99%	0.99%	0.99%	0.99%	1.00%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Small Cap Value Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A

	For the		For the Six		For the	For the		For the		For the
	Year Ended		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		February 28,	February 29,		February 28,		February 28,
	2026		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$66.99		$58.56		$54.80	$47.21		$47.22		$44.01

Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.37		0.73		0.77	0.42		0.10		(0.14)
Net realized and unrealized gain (loss)	18.06		7.70		3.42	7.19		(0.11)		3.36
Total from investment operations	18.43		8.43		4.19	7.61		(0.01)		3.22

Dividends and Distributions:
Dividends from net investment income	(1.49)		—		(0.43)	(0.02)		—		(0.01)
Distributions from realized gains	(1.23)		—		—	—		—		—
Total dividends and distributions	(2.73)		—		(0.43)	(0.02)		—		(0.01)

Net Asset Value, End of Year/Period	$82.70		$66.99		$58.56	$54.80		$47.21		$47.22

Total Return*	28.30%		14.40	% (2)	7.58%	16.14	% +	(0.02	)% +	7.32%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$37,123		$13,058		$11,450	$10,957		$9,683		$9,893

Ratio of gross operating expenses to average net assets (including interest expenses)(4)	1.65%		1.96	% (3)	2.13%	2.35%		2.45%		2.39%
Ratio of net operating expenses to average net assets (including interest Expenses) (5)	1.20%		1.20	% (3)	1.40%	1.50%		1.50%		1.50%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	0.48%		2.50	% (3)	1.30%	0.88%		0.22%		(0.30)%
Portfolio Turnover Rate	103%		20	% (2)	38%	55%		38%		62%

	CLASS C

	For the		For the Six		For the	For the		For the		For the
	Year Ended		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		February 28,	February 29,		February 28,		February 28,
	2026		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$60.06		$52.70		$49.38	$42.84		$43.17		$40.54

Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.16)		0.47		0.30	0.05		(0.22)		(0.46)
Net realized and unrealized gain (loss)	16.16		6.89		3.05	6.49		(0.11)		3.09
Total from investment operations	16.00		7.36		3.35	6.54		(0.33)		2.63

Dividends and Distributions:
Dividends from net investment income	(1.05)		—		(0.03)	—		—		—
Distributions from realized gains	(1.23)		—		—	—		—		—
Total dividends and distributions	(2.28)		—		(0.03)	—		—		—

Redemption Fees	—		—		—	—		—		0.00 **

Net Asset Value, End of Year/Period	$73.78		$60.06		$52.70	$49.38		$42.84		$43.17

Total Return*	27.34	% +	13.97	% (2)+	6.78%	15.27	% +	(0.76)	% +	6.49%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$3,427		$1,330		$1,295	$1,179		$1,942		$1,569

Ratio of gross operating expenses to average net assets (including interest expenses)(7)	2.42%		2.71	% (3)	2.88%	3.10%		3.20%		3.08%
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	1.95%		1.95	% (3)	2.15%	2.25%		2.25%		2.25%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	(0.23)%		1.79	% (3)	0.57%	0.11%		(0.55)%		(1.05)%
Portfolio Turnover Rate	103%		20	% (2)	38%	55%		38%		62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Not annualized.

(3)	Annualized.

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class A:

1.65%	1.96	% (3)	2.13%	2.35%	2.45%	2.39%

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class A:

1.20%	1.20	% (3)	1.40%	1.50%	1.50%	1.50%

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class C:

2.42%	2.71	% (3)	2.88%	3.10%	3.20%	3.08%

(8)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class C:

1.95%	1.95	% (3)	2.15%	2.25%	2.25%	2.25%

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than $0.005 cent per share.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Small Cap Value Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I

	For the		For the Six		For the	For the		For the		For the
	Year Ended		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		February 28,	February 29,		February 28,		February 28,
	2026		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$69.27		$60.48		$56.52	$48.68		$48.57		$45.23

Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.56		0.83		1.01	0.56		0.20		(0.03)
Net realized and unrealized gain (loss)	18.70		7.96		3.53	7.42		(0.09)		3.45
Total from investment operations	19.26		8.79		4.54	7.98		0.11		3.42

Dividends and Distributions:
Dividends from net investment income	(1.72)		—		(0.58)	(0.14)		—		(0.08)
Distributions from realized gains	(1.23)		—		—	—		—		—
Total dividends and distributions	(2.95)		—		(0.58)	(0.14)		—		(0.08)

Redemption Fees	—		—		—	—		—		0.00	**

Net Asset Value, End of Year/Period	$85.58		$69.27		$60.48	$56.52		$48.68		$48.57

Total Return*	28.64	% +	14.53	% (2)+	7.95%	16.42	% +	0.23	% +	7.57%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$54,092		$17,099		$14,565	$12,147		$16,026		$10,779

Ratio of gross operating expenses to average net assets (including interest expenses)(4)	1.40%		1.71	% (3)	1.87%	2.09%		2.20%		2.14%
Ratio of net operating expenses to average net assets (including interest Expenses) (5)	0.95%		0.95	% (3)	1.07%	1.25%		1.25%		1.25%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	0.71%		2.75	% (3)	1.64%	1.13%		0.45%		(0.07)%
Portfolio Turnover Rate	103%		20	% (2)	38%	55%		38%		62%

	CLASS R6

	For the		For the Six		For the	For the		For the		For the
	Year Ended		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		February 28,	February 29,		February 28,		February 28,
	2026		2025		2025	2024		2023		2022****
Net Asset Value, Beginning of Year/Period	$69.28		$60.48		$56.53	$48.68		$48.57		$50.04

Income (Loss) from Investment Operations:
Net investment income (loss) (1)	1.38		1.10		1.00	0.55		0.20		(0.00	) **
Net realized and unrealized gain (loss)	17.90		7.70		3.53	7.44		(0.09)		(1.39)
Total from investment operations	19.28		8.80		4.53	7.99		0.11		(1.39)

Dividends and Distributions:
Dividends from net investment income	(1.72)		—		(0.58)	(0.14)		—		(0.08)
Distributions from realized gains	(1.23)		—		—	—		—		—
Total dividends and distributions	(2.95)		—		(0.58)	(0.14)		—		(0.08)

Net Asset Value, End of Year/Period	$85.61		$69.28		$60.48	$56.53		$48.68		$48.57

Total Return*	28.66%		14.55	% (2)	7.93%	16.44	% +	0.23	% +	(2.77	)% (2)
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$0	***	$0	***	$0 ***	$0	***	$0	***	$0	***

Ratio of gross operating expenses to average net assets (including interest expenses)(7)	1.40%		1.71	% (3)	1.87%	2.09%		2.20%		2.14	% (3)
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	0.85%		0.85	% (3)	1.00%	1.00%		1.00%		1.00	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	1.82%		3.64	% (3)	1.79%	2.14%		0.45%		(0.02	)% (3)
Portfolio Turnover Rate	103%		20	% (2)	38%	55%		38%		62	% (2)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Not annualized.

(3)	Annualized.

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class I:

1.40%	1.71	% (3)	1.87%	2.09%	2.20%	2.14%

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class I:

0.95%	0.95	% (3)	1.07%	1.25%	1.25%	1.25%

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class R6:

1.40%	1.71	% (3)	1.87%	2.09%	2.20%	2.14	% (3)

(8)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class R6:

0.85%	0.85	% (3)	1.00%	1.00%	1.00%	1.00	% (3)

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than $0.005 cent per share.

***	Less than 1,000.

****	Class R6 commenced operations on November 4, 2021.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Long/Short Opportunity Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A

	For the		For the Six		For the	For the		For the		For the
	Year Ended		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		February 28,	February 29,		February 28,		February 28,
	2026		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$36.25		$33.18		$32.45	$31.04		$33.38		$31.48

Income (Loss) from Investment Operations:
Net investment income (1)	0.28		0.19		0.37	0.51		0.36		0.17
Net realized and unrealized gain (loss)	8.79		2.88		1.94	1.57		(0.66)		4.63
Total from investment operations	9.07		3.07		2.31	2.08		(0.30)		4.80

Dividends and Distributions:
Dividends from net investment income	(0.30)		—		(0.44)	(0.62)		(0.16)		(0.34)
Distributions from realized gains	(2.16)		—		(1.14)	(0.05)		(1.88)		(2.56)
Total dividends and distributions	(2.46)		—		(1.58)	(0.67)		(2.04)		(2.90)

Net Asset Value, End of Year/Period	$42.86		$36.25		$33.18	$32.45		$31.04		$33.38

Total Return*	26.33	% +	9.25	% (2)+	7.04%	6.80	% +	(0.62	)% +	15.40%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$58,077		$48,962		$46,182	$48,966		$50,585		$52,102

Ratio of gross operating expenses to average net assets (including dividend expenses)(4)	1.95%		2.09	% (3)	2.05%	1.61%		1.61%		1.65%
Ratio of net operating expenses to average net assets (including dividend expenses) (5)	1.95%		2.09	% (3)	2.05%	1.61%		1.58%		1.68%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	0.73%		1.13	% (3)	1.09%	1.64%		1.14%		0.49%
Portfolio Turnover Rate	56%		24	% (2)	37%	73%		58%		51%

	CLASS C

	For the		For the Six		For the	For the		For the		For the
	Year Ended		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		February 28,	February 29,		February 28,		February 28,
	2026		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$33.63		$30.90		$30.28	$29.02		$31.41		$29.75

Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.06		0.11	0.26		0.12		(0.06)
Net realized and unrealized gain (loss)	8.13		2.67		1.81	1.46		(0.63)		4.38
Total from investment operations	8.12		2.73		1.92	1.72		(0.51)		4.32

Dividends and Distributions:
Dividends from net investment income	(0.04)		—		(0.16)	(0.41)		—		(0.10)
Distributions from realized gains	(2.16)		—		(1.14)	(0.05)		(1.88)		(2.56)
Total dividends and distributions	(2.20)		—		(1.30)	(0.46)		(1.88)		(2.66)

Net Asset Value, End of Year/Period	$39.55		$33.63		$30.90	$30.28		$29.02		$31.41

Total Return*	25.38	% +	8.84	% (2)+	6.26%	5.99%		(1.37)%		14.64%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$2,339		$1,984		$2,002	$2,678		$2,754		$3,158

Ratio of gross operating expenses to average net assets (including dividend expenses)(7)	2.69%		2.83	% (3)	2.81%	2.36%		2.35%		2.32%
Ratio of net operating expenses to average net assets (including dividend expenses) (8)	2.69%		2.83	% (3)	2.81%	2.36%		2.32%		2.35%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	(0.02)%		0.38	% (3)	0.35%	0.90%		0.39%		(0.18)%
Portfolio Turnover Rate	56%		24	% (2)	37%	73%		58%		51%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Not annualized.

(3)	Annualized.

(4)	Ratio of gross expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class A:

1.42%	1.46	% (3)	1.49%	1.43%	1.48%	1.45%

(5)	Ratio of net operating expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class A:

1.42%	1.46	% (3)	1.49%	1.43%	1.45%	1.48%

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class C:

2.16%	2.20	% (3)	2.24%	2.18%	2.22%	2.10%

(8)	Ratio of net operating expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class C:

2.16%	2.20	% (3)	2.24%	2.18%	2.19%	2.13%

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Long/Short Opportunity Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I

	For the		For the Six		For the	For the		For the		For the
	Year Ended		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		February 28,	February 29,		February 28,		February 28,
	2026		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$36.70		$33.55		$32.79	$31.37		$33.71		$31.76

Income (Loss) from Investment Operations:
Net investment income (1)	0.38		0.24		0.46	0.59		0.44		0.25
Net realized and unrealized gain (loss)	8.89		2.91		1.97	1.58		(0.66)		4.69
Total from investment operations	9.27		3.15		2.43	2.17		(0.22)		4.94

Dividends and Distributions:
Dividends from net investment income	(0.38)		—		(0.53)	(0.70)		(0.24)		(0.43)
Distributions from realized gains	(2.16)		—		(1.14)	(0.05)		(1.88)		(2.56)
Total dividends and distributions	(2.54)		—		(1.67)	(0.75)		(2.12)		(2.99)

Net Asset Value, End of Year/Period	$43.43		$36.70		$33.55	$32.79		$31.37		$33.71

Total Return*	26.64	% +	9.39	% (2)+	7.33%	7.03	% +	(0.36	)% +	15.69%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$55,208		$46,942		$43,194	$45,349		$46,802		$48,198

Ratio of gross operating expenses to average net assets (including dividend expenses)(4)	1.69%		1.84	% (3)	1.80%	1.36%		1.36%		1.41%
Ratio of net operating expenses to average net assets (including dividend expenses) (5)	1.69%		1.84	% (3)	1.80%	1.36%		1.33%		1.44%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	0.99%		1.38	% (3)	1.35%	1.90%		1.39%		0.72%
Portfolio Turnover Rate	56%		24	% (2)	37%	73%		58%		51%

	CLASS R6 **

	For the		For the Six		For the	For the		For the		For the
	Year Ended		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		February 28,	February 29,		February 28,		February 28,
	2026		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$36.71		$33.55		$32.80	$31.37		$33.71		$35.83

Income (Loss) from Investment Operations:
Net investment income (1)	0.80		0.43		0.46	0.59		0.44		0.12
Net realized and unrealized gain (loss)	8.46		2.73		1.96	1.59		(0.66)		0.75
Total from investment operations	9.26		3.16		2.42	2.18		(0.22)		0.87

Dividends and Distributions:
Dividends from net investment income	(0.38)		—		(0.53)	(0.70)		(0.24)		(0.43)
Distributions from realized gains	(2.16)		—		(1.14)	(0.05)		(1.88)		(2.56)
Total dividends and distributions	(2.54)		—		(1.67)	(0.75)		(2.12)		(2.99)

Net Asset Value, End of Year/Period	$43.43		$36.71		$33.55	$32.80		$31.37		$33.71

Total Return*	26.60%		9.42	% (2)	7.29%	7.07	% +	(0.36	)% +	2.55	% (2)
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$0	***	$0	***	$0 ***	$0	***	$0	***	$0	***

Ratio of gross operating expenses to average net assets (including dividend expenses)(7)	1.69%		1.84	% (3)	1.80%	1.36%		1.36%		1.41	% (3)
Ratio of net operating expenses to average net assets (including dividend expenses) (8)	1.53%		1.63	% (3)	1.56%	1.18%		1.13%		1.23	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	2.05%		2.52	% (3)	1.38%	2.54%		1.77%		1.05	% (3)
Portfolio Turnover Rate	56%		24	% (2)	37%	73%		58%		51	% (2)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Not annualized.

(3)	Annualized.

(4)	Ratio of gross expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class I:

1.16%	1.21	% (3)	1.24%	1.18%	1.23%	1.18%

(5)	Ratio of net operating expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class I:

1.16%	1.21	% (3)	1.24%	1.18%	1.20%	1.21%

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class R6:

1.16%	1.21	% (3)	1.24%	1.18%	1.23%	1.18	% (3)

(8)	Ratio of net operating expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class R6:

1.00%	1.00	% (3)	1.00%	1.00%	1.00%	1.00	% (3)

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Class R6 commenced operations on November 4, 2021.

***	Less than 1,000.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Income Opportunities Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class A

	For the		For the		For the	For the		For the		For the
	Year Ended		Nine Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		November 30,	November 30,		November 30,		November 30,
	2026		2025		2024	2023		2022		2021
Net Asset Value, Beginning of Year/Period	$10.30		$10.11		$9.75	$10.00		$11.26		$11.35

Income (Loss) from Investment Operations:
Net investment income (1)	0.53		0.36		0.52	0.43		0.32		0.36
Net realized and unrealized gain (loss)	(0.20)		0.20		0.40	(0.04)		(1.07)		0.24
Total from investment operations	0.33		0.56		0.92	0.39		(0.75)		0.60

Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.35)		(0.47)	(0.64)		(0.34)		(0.38)
Distributions from realized gains	—		—		—	—		(0.17)		(0.31)
Distributions from return of capital	(0.02)		(0.02)		(0.09)	—		—		—
Total dividends and distributions	(0.51)		(0.37)		(0.56)	(0.64)		(0.51)		(0.69)

Net Asset Value, End of Year/Period	$10.12		$10.30		$10.11	$9.75		$10.00		$11.26

Total Return*	3.28%		5.65	% (9)	9.66%	4.04%		(6.84)%		5.44	% #
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10,699		$10,457		$7,738	$6,031		$11,247		$15,664

Ratio of gross operating expenses to average net assets including interest expense (3)	1.88%		1.88	% (8)	1.95%	1.93	% (2)	1.86	% (2)	1.86	% (2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.67%		1.85	% (8)	1.87%	1.84	% (2)	1.80	% (2)	1.76	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.11%		4.76	% (8)	5.27%	4.32	% (2)	3.01	% (2)	3.18	% (2)
Portfolio Turnover Rate	26	% (10)	32	% (9)	28%	42%		77%		84%

	Class C

	For the		For the		For the	For the		For the		For the
	Year Ended		Nine Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		November 30,	November 30,		November 30,		November 30,
	2026		2025		2024	2023		2022		2021
Net Asset Value, Beginning of Year/Period	$10.01		$9.84		$9.51	$9.76		$11.00		$11.10

Income (Loss) from Investment Operations:
Net investment income (1)	0.44		0.30		0.44	0.35		0.23		0.27
Net realized and unrealized gain (loss)	(0.18)		0.18		0.37	(0.03)		(1.04)		0.24
Total from investment operations	0.26		0.48		0.81	0.32		(0.81)		0.51

Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.29)		(0.39)	(0.57)		(0.26)		(0.30)
Distributions from realized gains	—		—		—	—		(0.17)		(0.31)
Distributions from return of capital	(0.02)		(0.02)		(0.09)	—		—		—
Total dividends and distributions	(0.44)		(0.31)		(0.48)	(0.57)		(0.43)		(0.61)

Net Asset Value, End of Year/Period	$9.83		$10.01		$9.84	$9.51		$9.76		$11.00

Total Return*	2.61%		5.01	% (9)	8.77%	3.37%		(7.50)%		4.71%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,331		$4,445		$3,831	$3,540		$4,467		$5,616

Ratio of gross operating expenses to average net assets including interest expense (5)	2.62%		2.63	% (8)	2.70%	2.68	% (2)	2.61	% (2)	2.61	% (2)
Ratio of net operating expenses to average net assets including interest expense (6)	2.42%		2.60	% (8)	2.62%	2.59	% (2)	2.55	% (2)	2.51	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	4.36%		4.02	% (8)	4.52%	3.58	% (2)	2.28	% (2)	2.41	% (2)
Portfolio Turnover Rate	26	% (10)	32	% (9)	28%	42%		77%		84%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class A:

1.78%	1.76	% (8)	1.81%	1.82	% (2)	1.79	% (2)	1.83	% (2)

(4)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class A:

1.57	% (11)	1.73	% (8)	1.73%	1.73	% (2)	1.73	% (2)	1.73	% (2)

(5)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class C:

2.53%	2.52	% (8)	2.56%	2.57	% (2)	2.54	% (2)	2.58	% (2)

(6)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class C:

2.32	% (11)	2.48	% (8)	2.48%	2.48	% (2)	2.48	% (2)	2.48	% (2)

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Not annualized.

(10)	The portfolio turnover rate excludes dollar roll transactions for the year ended August 31, 2026. If these were included in the calculation, the turnover percentage would be 40%.

(11)	Expense limitation changed November 1,2025. (See Note 2)

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

Easterly Income Opportunities Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class I

	For the		For the		For the	For the		For the		For the
	Year Ended		Nine Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		November 30,	November 30,		November 30,		November 30,
	2026		2025		2024	2023		2022		2021
Net Asset Value, Beginning of Year/Period	$10.00		$9.84		$9.51	$9.76		$11.00		$11.10

Income (Loss) from Investment Operations:
Net investment income (1)	0.53		0.37		0.53	0.44		0.34		0.38
Net realized and unrealized gain (loss)	(0.17)		0.18		0.38	(0.02)		(1.05)		0.23
Total from investment operations	0.36		0.55		0.91	0.42		(0.71)		0.61

Dividends and Distributions:
Dividends from net investment income	(0.52)		(0.37)		(0.49)	(0.67)		(0.36)		(0.40)
Distributions from realized gains	—		—		—	—		(0.17)		(0.31)
Distributions from return of capital	(0.02)		(0.02)		(0.09)	—		—		—
Total dividends and distributions	(0.54)		(0.39)		(0.58)	(0.67)		(0.53)		(0.71)

Net Asset Value, End of Year/Period	$9.82		$10.00		$9.84	$9.51		$9.76		$11.00

Total Return*	3.65%		5.71	% (9)	9.86%	4.42%		(6.58)%		5.74%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$326,625		$302,236		$253,654	$229,747		$206,630		$215,003

Ratio of gross operating expenses to average net assets including interest expense (3)	1.63%		1.63	% (8)	1.70%	1.68	% (2)	1.61	% (2)	1.61	% (2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.42%		1.60	% (8)	1.62%	1.59	% (2)	1.55	% (2)	1.51	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.34%		5.02	% (8)	5.52%	4.59	% (2)	3.29	% (2)	3.40	% (2)
Portfolio Turnover Rate	26	% (10)	32	% (9)	28%	42%		77%		84%

	Class R6

	For the		For the		For the	For the		For the		For the
	Year Ended		Nine Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	August 31,		August 31,		November 30,	November 30,		November 30,		November 30,
	2026		2025		2024	2023		2022		2021
Net Asset Value, Beginning of Year/Period	$10.37		$10.14		$9.73	$9.93		$11.15		$11.20

Income (Loss) from Investment Operations:
Net investment income (1)	0.60		0.43		0.61	0.49		0.38		0.43
Net realized and unrealized gain (loss)	(0.18)		0.19		0.38	(0.02)		(1.07)		0.23
Total from investment operations	0.42		0.62		0.99	0.47		(0.69)		0.66

Dividends and Distributions:
Dividends from net investment income	(0.52)		(0.37)		(0.49)	(0.67)		(0.36)		(0.40)
Distributions from realized gains	—		—		—	—		(0.17)		(0.31)
Distributions from return of capital	(0.02)		(0.02)		(0.09)	—		—		—
Total dividends and distributions	(0.54)		(0.39)		(0.58)	(0.67)		(0.53)		(0.71)

Net Asset Value, End of Year/Period	$10.25		$10.37		$10.14	$9.73		$9.93		$11.15

Total Return*	4.11%		6.24	% (9)	10.48%	4.86%		(6.30)%		6.16%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$84,764		$96,713		$76,552	$79,458		$92,994		$61,289

Ratio of gross operating expenses to average net assets including interest expense (5)	1.64%		1.63	% (8)	1.70%	1.68	% (2)	1.61	% (2)	1.63	% (2)
Ratio of net operating expenses to average net assets including interest expense (6)	0.99%		1.01	% (8)	1.03%	1.20	% (2)	1.18	% (2)	1.14	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.80%		5.61	% (8)	6.11%	4.97	% (2)	3.68	% (2)	3.82	% (2)
Portfolio Turnover Rate	26	% (10)	32	% (9)	28%	42%		77%		84%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class I:

1.53%	1.52	% (8)	1.56%	1.57	% (2)	1.54	% (2)	1.58	% (2)

(4)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class I:

1.32	% (11)	1.48	% (8)	1.48%	1.48	% (2)	1.48	% (2)	1.48	% (2)

(5)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class R6:

1.53%	1.52	% (8)	1.56%	1.57	% (2)	1.54	% (2)	1.61	% (2)

(6)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class R6:

0.89	% (11)	0.89	% (8)	0.89%	1.09	% (2)	1.11	% (2)	1.11	% (2)

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Not annualized.

(10)	The portfolio turnover rate excludes dollar roll transactions for the year ended August 31, 2026. If these were included in the calculation, the turnover percentage would be 40%.

(11)	Expense limitation changed November 1,2025. (See Note 2)

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Snow All Cap Value Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class A

	For the		For the	For the	For the	For the	For the
	Two Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2026		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year/Period	$28.74		$26.62	$26.92	$25.57	$25.11	$34.32

Income (Loss) from Investment Operations:
Net investment income (1)	(0.00	) (2)	0.15	0.21	0.25	0.18	0.01
Net realized and unrealized gain (loss)	1.45		3.63	1.69	1.32	2.04	(4.77)
Total from investment operations	1.45		3.78	1.90	1.57	2.22	(4.76)

Dividends and Distributions:
Dividends from net investment income	—		(0.25)	(0.23)	(0.22)	—	—
Distributions from realized gains	—		(1.41)	(1.97)	—	(1.76)	(4.45)
Total dividends and distributions	—		(1.66)	(2.20)	(0.22)	(1.76)	(4.45)

Net Asset Value, End of Year/Period	$30.19		$28.74	$26.62	$26.92	$25.57	$25.11

Total Return*	5.05	% (4)	14.74%	6.75%	6.23%	9.30%	(15.99)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$261,908		$257,285	$265,238	$274,620	$298,532	$293,747

Ratio of gross operating expenses to average net assets	1.22	% (3)	1.42%	1.40%	1.42%	1.41%	1.42%
Ratio of net operating expenses to average net assets	1.20	% (3)	1.42%	1.40%	1.42%	1.41%	1.42%
Ratio of net investment income to average net assets	0.04	% (3)	0.53%	0.76%	0.98%	0.71%	0.03%
Portfolio Turnover Rate	30	% (4)	48%	38%	27%	32%	43%

	Class C

	For the		For the	For the	For the	For the	For the
	Two Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2026		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year/Period	$18.96		$18.10	$18.92	$17.97	$18.29	$26.38

Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)		(0.04)	0.00 (2)	0.04	(0.01)	(0.18)
Net realized and unrealized gain (loss)	0.95		2.43	1.21	0.93	1.45	(3.46)
Total from investment operations	0.93		2.39	1.21	0.97	1.44	(3.64)

Dividends and Distributions:
Dividends from net investment income	—		(0.12)	(0.06)	(0.02)	—	—
Distributions from realized gains	—		(1.41)	(1.97)	—	(1.76)	(4.45)
Total dividends and distributions	—		(1.53)	(2.03)	(0.02)	(1.76)	(4.45)

Net Asset Value, End of Year/Period	$19.89		$18.96	$18.10	$18.92	$17.97	$18.29

Total Return*	4.91	% (4)	13.90%	5.98%	5.43%	8.46%	(16.62)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,302		$6,887	$17,748	$24,668	$34,328	$40,368

Ratio of gross operating expenses to average net assets	1.97	% (3)	2.17%	2.17%	2.17%	2.16%	2.15%
Ratio of net operating expenses to average net assets	1.95	% (3)	2.17%	2.17%	2.17%	2.16%	2.15%
Ratio of net investment income (loss) to average net assets	(0.71	)% (3)	(0.24)%	0.01%	0.23%	(0.04)%	(0.70)%
Portfolio Turnover Rate	30	% (4)	48%	38%	27%	32%	43%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Amount represents less than $0.005 per share.

(3)	Annualized.

(4)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Snow All Cap Value Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class I (1)

	For the		For the	For the	For the	For the	For the
	Two Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2026		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year/Period	$29.18		$26.97	$27.25	$25.92	$25.37	$34.54

Income (Loss) from Investment Operations:
Net investment income (2)	0.02		0.22	0.28	0.32	0.24	0.09
Net realized and unrealized gain (loss)	1.47		3.68	1.71	1.33	2.07	(4.81)
Total from investment operations	1.49		3.90	1.99	1.65	2.31	(4.72)

Dividends and Distributions:
Dividends from net investment income	—		(0.28)	(0.30)	(0.32)	—	—
Distributions from realized gains	—		(1.41)	(1.97)	—	(1.76)	(4.45)
Total dividends and distributions	—		(1.69)	(2.27)	(0.32)	(1.76)	(4.45)

Net Asset Value, End of Year/Period	$30.67		$29.18	$26.97	$27.25	$25.92	$25.37

Total Return*	5.11	% (4)	15.02%	7.05%	6.48%	9.57%	(15.76)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$204,238		$197,936	$216,642	$232,593	$269,031	$262,284

Ratio of gross operating expenses to average net assets	0.97	% (3)	1.17%	1.17%	1.17%	1.16%	1.16%
Ratio of net operating expenses to average net assets	0.95	% (3)	1.17%	1.17%	1.17%	1.16%	1.16%
Ratio of net investment income to average net assets	0.30	% (3)	0.78%	1.01%	1.23%	0.96%	0.29%
Portfolio Turnover Rate	30	% (4)	48%	38%	27%	32%	43%

(1)	Effective 06/26/26 Advisor Class was changed to Class I.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized.

(4)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of seven series. Easterly Investment Partners LLC serves as the Funds’ advisor. These financial statements include the following six series which are all diversified:

Fund	Sub-Advisor
Easterly Global Real Estate Fund (“Global Real Estate”)
Easterly Hedged Equity Fund (“Hedged Equity”)	EAB Investment Group, LLC
Easterly Snow Small Cap Value Fund (“Small Cap Value”)
Easterly Snow Long/Short Opportunity Fund (“Long/Short Opportunity”)
Easterly Income Opportunities Fund (“Income Opportunities”)	Orange Investment Advisors LLC
Easterly Snow All Cap Value Fund (“All Cap Value”)

On June 26, 2026, the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund (the “Acquired Funds”), both series of The Managed Portfolio Series Trust, were merged into the Easterly Snow All Cap Value Fund and the Easterly Small Cap Value Fund (the “Acquiring Funds”), respectively, both series of James Alpha Funds Trust. The reorganizations were approved by the Board of Trustees (the “Board”) on February 3, 2026, and by the shareholders of the Acquired Fund at a special meeting held on June 26, 2026. The mergers were structured as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended.

As a result of the reorganizations, Easterly Snow All Cap Value Fund issued 8,949,839 Class A shares and 377,702 Class C shares and 6,783,630 Class I shares, and Easterly Snow Small Cap Value Fund issued 256,389 Class A shares, 11,215 Class C shares and 250,500 Class I shares, in exchange for the net assets of the respective Acquired Funds. The exchange ratio was determined based on the relative net asset value (NAV) per share of each fund at the close of business on the transaction date:

Fund/Share Class Exchanged Value Transferred	Shares	NAV per Share	Total Value Transferred

Acquired Fund (Olstein All Cap Value)
Class A Shares	8,948,839	28.95	$259,084,642
Class C Shares	377,702	19.10	$7,213,194
Advsior Class Shares	6,783,630	29.40	$199,414,691

Acquiring Fund (Easterly Snow All Cap Value)
Class A Shares Issued	8,949,839	28.95	$259,084,642
Class C Shares Issued	377,702	19.10	$7,213,194
Class I Shares Issued	6,783,630	29.40	$199,414,691

Acquired Fund (Olstein Strategic Opportunities)
Class A Shares	878,019	24.12	$21,177,985
Class C Shares	42,015	19.70	$827,597
Class I Shares	21,402,271	24.72	$21,402,271

Acquiring Fund (Easterly Snow Small Cap Value)
Class A Shares Issued	256,389	82.60	$21,177,985
Class C Shares Issued	11,215	73.79	$827,597
Class I Shares Issued	250,500	85.44	$21,402,271

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

Components of Net Assets Acquired

The net assets acquired by the Easterly Snow All Cap Value and the Easterly Snow Small Cap Value at the close of business on June 26, 2026, consisted of the following components:

Acquiring Fund (Easterly Snow All Cap Value)

Capital Account Components	Amount ($)
Investments at Cost	$359,232,338
Net Unrealized Appreciation on Investments	79,130,117
Cash and Other Assets	27,513,593
Liabilities	(163,521)
Total Net Assets Transferred	465,712,527

Acquiring Fund (Easterly Snow Small Cap Value)

Capital Account Components	Amount ($)
Investments at Cost	$29,245,118
Net Unrealized Appreciation on Investments	11,999,049
Cash and Other Assets	2,213,522
Liabilities	(49,837)
Total Net Assets Transferred	43,407,852

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. From the Easterly Snow All Cap Fund, prior to the close of business June 26, 2026, US Bancorp Fund Services LLC doing Business as U.S. Bank Global Fund Services served the Fund as administrator, transfer agent, fund accounting agent and U.S. Bank N.A was the Fund’s custodian.

Fund	Primary Objective
Global Real Estate	Total return through a combination of current income and capital appreciation
Hedged Equity	Capital appreciation
Small Cap Value	Long Term Capital Appreciation
Long/Short Opportunity	Long Term Capital Appreciation and protection of principal investment
Income Opportunities	High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.
All Cap Value	Long Term Capital Appreciation

Hedged Equity is a “fund of funds”, in that the Fund will generally invest in other investment companies. Currently, each Fund offers Class A, Class C, Class I and Class R6 shares, except All Cap Value which offers Class A, Class C and Class I. Class A shares of each fund are offered at net asset value plus a maximum sales load of 5.75% except Income Opportunities which has a 2.00% maximum sales load. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors, and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

For Snow All Cap Value, effective June 30, 2026, the Fund changed its fiscal year and tax year end from June 30 to August 31 for operational efficiencies.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the composite mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the composite mean of the current bid and asked prices as of Valuation Time. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The Global Real Estate Fund uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. Easterly, with assistance from the sub-adviser to the Easterly Income Opportunities Fund, may, in its discretion, value an odd lot fixed income security at what Easterly and the sub-adviser believe is a fair price and not the pricing service price if Easterly and the sub-adviser deem the price provided by the pricing service to not represent its fair value. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine for the same security. To the extent that odd lot pricing is available directly from a pricing service provider, the valuation designee may consider pricing its odd lots using said service.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026, for the Funds’ assets and liabilities measured at fair value:

Global Real Estate

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$113,991,227	$60,693,406	$—	$174,684,633
Total	$113,991,227	$60,693,406	$—	$174,684,633

Hedged Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$623,228,125	$—	$—	$623,228,125
Put Options Purchased	—	9,494,700	—	9,494,700
Total	$623,228,125	$9,494,700	$—	$632,722,825
Derivatives* - Assets
Total Return Swaps	$—	$23,591,828	$—	$23,591,828
Total	$—	$23,591,828	$—	$23,591,828
Derivatives* - Liabilities
Call Options Written	$(667,500)	$—	$—	$(667,500)
Put Options Written	—	(2,148,600)	—	(2,148,600)
Total	$(667,500)	$(2,148,600)	$—	$(2,816,100)

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

Small Cap Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$89,907,307	$—	$—	$89,907,307
Total	$89,907,307	$—	$—	$89,907,307

Long/Short Opportunity

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$128,327,510	$—	$—	$128,327,510
Exchange Traded Funds	3,087,000	—	—	3,087,000
Corporate Bonds	—	2,752,832	—	2,752,832
Total Assets	$131,414,510	$2,752,832	$—	$134,167,342
Liability Derivatives
Call Options Written	$—	$(3,272,093)	$—	$(3,272,093)
Put Options Written	—	(270,905)	—	(270,905)
Common Stocks	(6,688,339)	—	—	(6,688,339)
Exchange Traded Funds	(38,064,272)	—	—	(38,064,272)
Total Liabilities	$(44,752,611)	$(3,542,998)	$—	$(48,295,609)

Income Opportunities

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$294,519,042	$—	$294,519,042
Corporate Bonds	—	60,678,535	—	60,678,535
Municipal Bonds	—	504,034	—	504,034
U.S. Government & Agencies	—	44,843,962	—	44,843,962
Total Assets	$—	$400,545,573	$—	$400,545,573
Liabilities - Derivatives
Credit Default Swap**	$—	$(2,134,400)	$—	$(2,134,400)
Futures**	(85,013)	—	—	(85,013)
Total Liability Derivatives	$(85,013)	$(2,134,400)	$—	$(2,219,413)

All Cap Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$448,671,478	$—	$—	$448,671,478
Total	$448,671,478	$—	$—	$448,671,478

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.

**	Amounts shown for swaps and futures are unrealized appreciation/depreciation.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2023-2025 returns and expected to be taken in the Funds’ 2026 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period and year ended August 31, 2026, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

	Income	Capital
Fund	Dividends	Gains
Global Real Estate	Quarterly	Annually
Hedged Equity	Annually	Annually
Small Cap Value	Annually	Annually
Long/Short Opportunity	Annually	Annually
Income Opportunities	Monthly	Annually
All Cap Value	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Dollar Roll Transactions

A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

(i) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Real Estate Investment Trust (“REIT”). The Global Real Estate Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

Investment and Market Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire amount invested. The value of securities held by the Fund may move up or down due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country or group of countries, region, market, industry or group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest) could have significant impacts on issuers, industries, governments and other systems, including the financial markets. Economies and financial markets are increasingly interconnected, and events that once had only local impact are now more likely to have regional or even global effects and adversely impact issuers in other countries, regions or markets. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Prior to November 1, 2025, Income Opportunities had expense limitations of 1.73%, 2.48%, and 1.48% for Class A, Class C, and Class I, respectively.

	Management	Expense Limitation					Expenses Reimbursed
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 8/31/2026
Global Real Estate	0.90%	1.69%	2.37%	1.04%	0.94%	12/31/2026	$397,136
Hedged Equity	1.20%	1.50%	2.25%	1.25%	0.99%	12/31/2026	1,073,808
Small Cap Value	0.75%	1.20%	1.95%	0.95%	0.85%	12/31/2026	226,709
Long/Short Opportunity	0.80%	1.55%	2.30%	1.30%	1.00%	12/31/2026	—
Income Opportunties *	1.20%	1.53%	2.28%	1.28%	0.89%	12/31/2026	1,282,374
All Cap Value	0.75%	1.20%	1.95%	0.95%	N/A	12/31/2027	15,507

*	Prior to November 1, 2025, the expense limitations were 1.73%, 2.48% and 1.48% for Class A, Cl C and Cl I, respectively.

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	11/30/26	2/28/27	8/31/27	11/30/27	2/28/28	8/31/28	8/31/29
Global Real Estate	$—	$—	$517,149	$—	$—	$423,723	$397,136
Hedged Equity	—	—	446,764	—	—	573,561	1,073,808
Small Cap Value	—	194,993	—	—	207,589	104,072	226,709
Long/Short Opportunity	—	—	—	—	—	—	—
Income Opportunities	619,614	—	—	738,287	—	464,007	1,282,374
All Cap Value	—	—	—	—	—	—	15,507

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust, with respect to each Fund, has adopted a Plan of Distribution for each of Class A, and Class C, pursuant to Rule 12b-1 of the 1940 Act (the “Plans”), pursuant to which the respective Fund may pay the distributor an annual fee for distribution and shareholder servicing expenses of 0.25% for Class A shares, and 1.00% for Class C shares of a Fund’s average daily net assets attributable to the respective class of shares. Class I shares and Class R6 shares do not have a Plan. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly. For the period and year ended August 31, 2026, pursuant to the Plan, the fund paid the following 12b-1 fees:

	Distributor Sales Charges		12b-1 Fees
Fund	Cl A	Cl C	Cl A	Cl C
Global Real Estate Fund	$8,252	$1,115	$83,672	$126,718
Hedged Equity Fund	84,884	33,453	26,646	56,486
Small Cap value	12,622	9,232	47,449	22,838
Long/Short Opportunities	3,304	140	131,465	21,008
Income Opportunities	11,955	8,303	27,509	46,960
All Cap Value	527	152	112,433	11,457

For the period and year ended August 31, 2026 CDSC fees were as follows.

Fund	CDSC Fees
Global Real Estate	$—
Hedged Equity	150
Small Cap Value	—
Long/Short Opportunities	—
Income Opportunities	149
All Cap Value	41

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the period and year ended August 31, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term securities and short sales, for the Funds were as follows:

			Purchases from	Sales from
			Mortgage	Mortgage
			Dollar Roll	Dollar Roll
Fund	Purchases	Sales	Transactions	Transactions
Global Real Estate Fund	$292,561,271	$348,496,471	$—	$—
Hedged Equity Fund	363,493,821	118,983,291	—	—
Small Cap Value	60,371,781	52,156,684	—	—
Long/Short Opportunities	47,828,999	57,128,208	—	—
Income Opportunities	238,913,462	100,149,286	55,056,875	55,112,891
All Cap Value	135,854,648	135,299,734	—	—

(b) Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position. When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(d) Futures Contracts – Certain funds may purchase and sell futures contracts. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

(e) Swap Agreements – Certain funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(f) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(g) The Easterly Long/Short Opportunity Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as dividend or interest expense.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at August 31, 2026, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Easterly Hedged Equity Fund
	Put options purchased	Equity	Investments, at value	$9,494,700
	Call options written	Equity	Options written	(667,500)
	Put options written	Equity	Options written	(2,148,600)
	Swap Contracts	Equity	Unrealized appreciation on swaps	23,591,828
			Total	$30,270,428
Long/Short Opportunity
	Call options written	Equity	Options written	$(3,272,093)
	Put options written	Equity	Options written	(270,905)
			Total	$(3,542,998)
Income Opportunities
	Swap Contracts	Credit Default	Unrealized depreciation on swaps	$(2,134,400)
	Futures	Interest Rate	Unrealized depreciation on futures	(85,013)
			Total	$(2,219,413)

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

The effect of derivative instruments on the Statements of Operations for the period and year ended August 31, 2026, were as follows:

				Realized and unrealized gain
Fund	Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
Hedged Equity
	Options
		Net realized loss on options purchased	Equity	$(105,220,493)
		Net realized gain on options written	Equity	56,248,557
			Total	$(48,971,936)

		Net change in unrealized depreciation on options purchased	Equity	$(3,035,706)
		Net change in unrealized appreciation on options written	Equity	3,430,726
			Total	$395,020

	Swaps
		Net realized gain on swaps	Equity	$17,406,233
		Net change in unrealized appreciation on swaps	Equity	$11,444,946
			Total	$28,851,179

Long/Short Opportunity
	Options
		Net realized loss on options purchased	Equity	$(12,756)
		Net realized gain on options written	Equity	$2,681,481
			Total	$2,668,725

		Net change in unrealized depreciation on options written	Equity	$(568,142)
			Total	$(568,142)

Income Opportunities
	Swaps Contracts
		Net realized loss on swaps	Credit Default	$(656,017)
		Net change in unrealized depreciation on swaps	Credit Default	$(2,354,498)
			Total	$(3,010,515)

	Futures
		Net realized loss on futures	Interest Rate	$(1,167,807)
		Net change in unrealized depreciation on futures	Interest Rate	$(204,479)
			Total	$(1,372,286)

The average notional value of the derivative instruments for the Funds during the year ended August 31, 2026 was as follows:

	Options	Options	Total Return	Credit Default	Credit Default
	Purchased	Written	Swaps	Swaps - Long	Swaps - Short	Futures
Hedged Equity	$1,166,187,124	$1,642,015,555	$203,662,442	$—	$—	$—
Long/Short Opportunity	—	38,315,600	—	—	—	—
Income Opportunities	—	—	—	54,437,500	4,975,000	45,012,129

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

During the year ended August 31, 2026, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at August 31, 2026 for the Funds.

Easterly Hedged Equity Fund						Net Amounts
		Gross Amounts		Gross Amount		Presented in the	Financial		Cash	Net
		of Recognized		of Recognized		Statement of	Instruments		Collateral	Net Amount of
Description	Counterparty	Assets		Liabilities		Assets & Liabilities	Pledged		Pledged	Assets & Liabilities
Unrealized appreciation on total return swaps	Goldman Sachs	$23,591,828	(1)	$—		$23,591,828	$—		$—	$—

Options Purchased	Pershing	9,494,700	(1)	—		9,494,700	—		—	—

Options Writen	Pershing	—		(2,816,100	) (1)	(2,816,100)	2,816,100	(2)	—	—
		$33,086,528		$(2,816,100)		$30,270,428	$2,816,100		$—	$—

Long/Short Opportunity						Net Amounts
		Gross Amounts		Gross Amount		Presented in the	Financial		Cash	Net
		of Recognized		of Recognized		Statement of	Instruments		Collateral	Net Amount of
Description	Counterparty	Assets		Liabilities		Assets & Liabilities	Pledged		Pledged	Assets & Liabilities
Options Writen	Jefferies	$—		$(3,542,998	) (1)	$(3,542,998)	$3,542,998	(2)	$—	$—
		$—		$(3,542,998)		$(3,542,998)	$3,542,998		$—	$—

Income Opportunities						Net Amounts
		Gross Amounts		Gross Amount		Presented in the	Financial		Cash	Net
		of Recognized		of Recognized		Statement of	Instruments		Collateral	Net Amount of
Description	Counterparty	Assets		Liabilities		Assets & Liabilities	Pledged		Pledged	Assets & Liabilities
Description of Liability
Credit Default Swaps	Goldman Sachs	$—		$(2,134,400	) (1)	$(2,134,400)	$2,134,400	(2)	$—	$—
		$—		$(2,134,400)		$(2,134,400)	$2,134,400		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Global Real Estate	$187,290,004	$9,636,002	$(22,241,373)	$(12,605,371)
Hedged Equity	517,444,320	371,341,780	(235,287,547)	136,054,233
Small Cap Value	68,152,337	22,627,701	(872,730)	21,754,971
Long/Short Opportunity	48,216,703	45,179,685	(7,524,655)	37,655,030
Income Opportunities	417,905,869	12,191,201	(29,551,497)	(17,360,296)
All Cap Value	347,869,846	106,379,729	(5,578,097)	100,801,632

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the period ended August 31, 2026 was as follows:

For fiscal year ended		Ordinary	Long-Term	Return of
8/31/2026		Income	Capital Gains	Capital	Total
Global Real Estate	*	$6,921,884	$—	$—	$6,921,884
Hedged Equity		—	—	—	—
Small Cap Value		750,082	587,063	—	1,337,145
Long/Short Opportunity		893,165	5,783,178	—	6,676,343
Income Opportunities		21,567,770	—	1,039,543	22,607,313
All Cap Value		—	—	—	—

*	As of the tax year end December 31, 2025 for the Easterly Global Real Estate Fund.

During the prior year, All Cap Value changed its fiscal year end to August 31.

The tax character of dividends paid during the prior fiscal periods ended was as follows:

		For fiscal year	Ordinary	Long-Term	Return of
		ended	Income	Capital Gains	Capital	Total
Global Real Estate	*	12/31/2024	$9,747,759	$—	$—	$9,747,759
Hedged Equity		8/31/2025	193,188	—	—	193,188
Small Cap Value		8/31/2025	—	—	—	—
Small Cap Value	*	6/30/2025	448,766	4,263,515	—	4,712,281
Small Cap Value	*	2/28/2025	223,219	—	—	—
Long/Short Opportunity		8/31/2025	—	—	—	—
Long/Short Opportunity	*	2/28/2025	1,307,640	3,008,540	—	—
Income Opportunities		8/31/2025	14,214,085	—	574,629	14,788,714
Income Opportunities	*	11/30/2024	16,431,431	—	2,961,898	—
All Cap Value	*	6/30/2026	4,439,915	24,494,154	—	28,934,069
All Cap Value	*	6/30/2025	4,816,003	37,742,500	—	42,558,503

*	As of the tax year end December 31, 2024 for the Easterly Global Real Estate Fund and as of the tax year end June 30, 2026 for the Easterly Snow Small Cap Value Fund and Easterly Snow All Cap Value Fund.

As of August 31, 2026 (for the Easterly Global Real Estate Fund in which its December 31, 2025 components of distributable earnings have been adjusted for August 31, 2026 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Global Real Estate	$94,453	$—	$—	$(350,860,865)	$—	$(12,605,469)	$(363,371,881)
Hedged Equity	—	—	(2,114,727)	(9,841,280)	(1,778,445)	136,054,233	122,319,781
Small Cap Value	359,406	5,903,578	—	—	—	21,754,941	28,017,925
Long/Short Opportunity	432,809	8,746,088	—	—	(87,220)	37,653,963	46,745,640
Income Opportunities	—	—	(3,408,837)	(1,116,637)	—	(17,338,089)	(21,863,563)
All Cap Value	3,085,591	35,517,112	—	—	—	100,801,632	139,404,335

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on swaps, 1256 futures and option contracts, and adjustments for partnerships, perpetual bonds, passive foreign investment companies, contingent convertible debt securities, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses). In addition, the amount listed under other book/tax differences for the Easterly Hedged Equity Fund and Easterly Snow Long/Short Opportunity Fund are primarily attributable to the tax deferral of losses on straddles.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Hedged Equity Fund and Easterly Income Opportunities incurred and elected to defer such late year losses of $2,114,727 and $795,791 respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Income Opportunities Fund incurred and elected to defer such capital losses of $2,613,046.

Capital loss carryforwards, as of each Fund’s most recent tax year-ended August 31, 2026 (for the tax year ended December 31, 2025 for the Easterly Global Real Estate Fund), available to offset future capital gains, utilized capital gains, if any, are as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
Global Real Estate	$—	$338,712,989	$338,712,989	$—
Hedged Equity	9,841,280	—	9,841,280	—
Small Cap Value	—	—	—	—
Long/Short Opportunity	—	—	—	—
Income Opportunities	—	1,116,637	1,116,637	1,130,131
All Cap Value	—	—	—	—

During the fiscal period ended August 31, 2026, certain funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2026 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Global Real Estate	$(129,207)	$129,207
Hedged Equity	(284,254)	284,254
Small Cap Value	858,361	(858,361)
Long/Short Opportunity	389,688	(389,688)
Income Opportunities	—	—
All Cap Value	870,893	(870,893)

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Hedged Equity Fund will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2026, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 90.8%.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Continued)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2026, the below entities held more than 25% of the voting securities for each of the Funds listed.

American
Enterprise
	LPL Financial, LLC	Merrill Lynch	Inv Svcs
Global Real Estate	—	—	—
Hedged Equity	—	—	—
Small Cap Value	—	—	—
Long/Short Opportunities	—	41.26%	—
Income Opportunities	—	—	25.00%
All Cap Value	—	—	—

8.	LINE OF CREDIT

Income Opportunities has a $33,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). The Line of Credit has an interest rate of the Prime Rate which is dependent upon the effective borrowing date (“Borrowing Date”). Income Opportunities pays the Lender a Commitment Fee of 1.00% based upon the Committed Loan Limit. Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable monthly. During the year ended August 31, 2026, the Fund paid a commitment fee of $330,000 and there were no borrowings from the Line of Credit during the year.

Income Opportunities entered into a Master Repurchase Agreement (the “Reverse Repo Facility”) with UMB Bank NA (“UMB”), which provides for financing primarily through UMB purchase of certain assets from the Fund and an agreement by the Fund to repurchase such assets back at an agreed-upon future date and price. In the event of the Fund’s default of the obligation to repurchase, UMB has the right to liquidate the assets and apply the proceeds in satisfaction of the Fund’s obligation to repurchase. The Reverse Repo Facility carries a rolling term which is reset monthly and advances thereunder may be made based on Federal Funds Target Range – Upper Limit (“FFTRU”) plus 125 basis points (FFTRU + 125 bps), and the Price Differential shall be calculated daily and paid by the Seller to Buyer on the first day of each month or on any Repurchase Date. During the year ended August 31, 2026, the Fund paid a commitment fee of $105,000 and there were no borrowings from the Reverse Repo Facility during the year.

9.	NEW ACCOUNTING PRONOUNCEMENT

In September 2026, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. It requires investment companies within the scope of ASC 946 to consider contractual sale restrictions when measuring the fair value of equity securities in accordance with ASC 820 and to provide enhanced disclosures regarding any discount applied as a result of such restrictions. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted for all entities. Management is evaluating the impacts of these changes on the financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of James Alpha Funds Trust d/b/a Easterly
Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Easterly Global Real Estate Fund, Easterly Hedged Equity Fund, Easterly Snow Small Cap Value Fund, Easterly Snow Long/Short Opportunity Fund, Easterly Income Opportunities Fund and Easterly Snow All Cap Value Fund (the “Funds”), each a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedules of investments, as of August 31, 2026, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting James Alpha Funds Trust d/b/a Easterly Funds Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Easterly Global Real Estate Fund, and Easterly Hedged Equity Fund	For the year ended August 31, 2026.	For each of the two years in the period ended August 31, 2026.	For each of the five years in the period ended August 31, 2026.
Easterly Snow Small Cap Value Fund, and Easterly Snow Long/Short Opportunity Fund	For the year ended August 31, 2026.	For the year ended August 31, 2026, for the six months ended August 31, 2025, and for the year ended February 28, 2025.	For the year ended August 31, 2026, for the six months ended August 31, 2025, and for each of the four years in the period ended February 28, 2025.
Easterly Income Opportunities Fund	For the year ended August 31, 2026.	For the year ended August 31, 2026, for the nine months ended August 31, 2025, and for the year ended November 30, 2024.	For the year ended August 31, 2026, for the nine months ended August 31, 2025, and for each of the four years in the period ended November 30, 2024.
Easterly Snow All Cap Value Fund	For the two months ended August 31, 2026, and for the year ended June 30, 2026.	For the two months ended August 31, 2026, and for the year ended June 30, 2026.	For the two months ended August 31, 2026, and for the year ended June 30, 2026.

With respect to the Easterly Snow All Cap Value Fund, the statement of changes in net assets for the year ended June 30, 2025, and the financial highlights for each of the four years in the period ended June 30, 2025, were audited by other auditors, whose report dated August 27, 2025 expressed an unqualified opinion on such statement and financial highlights

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2026

EASTERLY FUNDS
ADDITIONAL INFORMATION (Unaudited)
August 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Meeting of Shareholders of the Trust, held at the offices of Managed Portfolio Series located at 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202 on June 26, 2026, Trust shareholders of record as of the close of business on April 20, 2026, voted to approve the following proposal:

Proposal 1: To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of the Olstein Strategic Opportunities Fund (“Olstein Fund”) into the Easterly Snow Small Cap Value Fund (the “Easterly Fund”), a series of James Alpha Funds Trust d/b/a Easterly Funds Trust, including: (i) the transfer of all of the assets of the Olstein Fund to the Easterly Fund solely in exchange for shares of the Easterly Fund and the assumption by the Easterly Fund of all of the liabilities of the Olstein Fund; (ii) the distribution of shares of the Easterly Fund to shareholders of the Olstein Fund in complete liquidation of the Olstein Fund; and (iii) the cancellation of the outstanding shares of the Olstein Fund (all of the foregoing being referred to as the “Reorganization”).

Shares Voted	Shares Voted Against
In Favor	or Abstentions
761,650	156,366

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations within the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

On October 29, 2025, the Board of Trustees (the “Board”) of James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, (i) the renewal of the investment management agreements between the Trust, on behalf of the Easterly Global Real Estate Fund (“Real Estate Fund”), Easterly Hedged Equity Fund (“Hedged Equity Fund”), Easterly Income Opportunities Fund (“Income Opportunities Fund”), Easterly Snow Long/Short Opportunity Fund (“Long/Short Fund”) and Easterly Snow Small Cap Value Fund (“Small Cap Fund”) (each a “Fund” and collectively the “Funds”), and Easterly Investment Partners LLC (“Easterly”) (each an “Investment Management Agreement” and collectively, the “Investment Management Agreements”), and (ii) the renewal of the amended and restated sub-advisory agreement between Easterly and EAB Investment Group, LLC (“EAB”) on behalf of the Hedged Equity Fund and renewal of the amended and restated sub-advisory agreement between Easterly and Orange Investment Advisors, LLC (“OIA”) on behalf of the Income Opportunities Fund (EAB and OIA each referred herein as a “Sub-Adviser” and collectively, the “Sub-Advisers”) (each a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements” and together with the Investment Management Agreements, the “Advisory Agreements”). The Board took note that it had considered and approved the renewal of the Advisory Agreements at the Board’s previous meeting but that Easterly was seeking approval of the renewal of the Advisory Agreements at this meeting to align contract renewal terms across the Fund complex.

In the course of consideration of the renewal of the Advisory Agreements, the trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) received materials discussing the legal standards applicable to their consideration of the Advisory Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of Easterly.

In considering the renewal of the Advisory Agreements and reaching their conclusion with respect to the Advisory Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) information comparing the investment performance, advisory fees

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and operating expense ratio of each Fund to other funds; (iii) information about profits to be realized by Easterly and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors.

As part of the contract renewal process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from Easterly. The Independent Trustees met separately in advance of the meeting to discuss the materials provided to them in connection with the renewal of the Advisory Agreements, including comparative performance and expenses. The Board also took into account information provided to the Board throughout the year in considering whether to approve the Advisory Agreements. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by Easterly’s presentation. After evaluating the factors discussed below, among others, the Board approved the renewal of the Advisory Agreements and determined that the compensation payable thereunder by the Funds is fair and reasonable.

Nature, Extent and Quality of Services. In considering the renewal of the Investment Management Agreements with Easterly, the Board considered the nature, extent and quality of services that Easterly provided to the Funds, including Easterly’s personnel and resources. The Board reviewed the services Easterly provides in serving as investment adviser and noted their consideration of the information previously provided to the Board at the July Board meeting and relevant updates provided at this meeting. The Board also considered Easterly’s financial position and the entrepreneurial risk that Easterly was undertaking to maintain its financial commitment to the Funds while certain Funds were sub-scale.

The Board noted the responsibilities that Easterly has as the Funds’ investment manager, including (i) overseeing the investment decisions of each Sub-Adviser and conduct ongoing performance reviews; (ii) reviewing and monitoring the portfolio trading by the Sub-Advisers, including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (iii) overseeing the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions; (iv) coordinating communications with any Sub-Adviser; and (v) if deemed necessary, recommending to the Board changing one or more Sub-Advisers. The Board concluded that the services Easterly provided are satisfactory.

In considering the approval of the Sub-Advisory Agreements, and the Fund’s respective Sub-Adviser, the Board considered the nature, extent and quality of services each Sub-Adviser provided under the Sub-Advisory Agreements. The Board reviewed the services the Sub-Adviser provides and noted representations that there had not been any material changes since the Board’s considerations at the July Board meeting. The Board concluded that the services each Sub-Adviser provided were satisfactory.

Performance. The Board reviewed performance information that Easterly provided for the Funds compared to each Fund’s respective benchmark index (the “Benchmark Index”) and funds in a peer universe (the “Peer Group”) (which is comprised of the funds in a Fund’s Morningstar category) for the one-, three-, five- and ten-year periods ended August 31, 2025 (or since inception, as applicable). The Board also received information on the construction of each Fund’s Peer Group.

Real Estate Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (FTSE EPRA/NAREIT Developed Net Index). In this regard, the Board noted that Class I shares of the Real Estate Fund outperformed the median of its Peer Group for the ten-year period, and underperformed for the one-, five- and three-year periods. In considering the Fund’s performance, the Board considered Easterly’s explanation that recent performance challenges were driven by overallocation in European markets and under allocation in Asian markets, as well as stock specific selection in residential and specialty market segments. The Board noted efforts to improve performance and concluded that the performance of the Fund was satisfactory.

Hedged Equity Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (S&P 500 Index). In this regard, the Board noted that Class I shares of the Hedged Equity Fund outperformed the median of its Peer Group for the one-, three-, five- and ten-year periods. The Board noted Easterly’s

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commentary that the Fund’s Peer Group is a stronger relative performance measure than its Benchmark Index. The Board concluded that the performance of the Fund was satisfactory.

Income Opportunities Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Bloomberg US Aggregate Bond Index). In this regard, the Board noted that Class I shares of the Income Opportunities Fund outperformed the median of its Peer Group for the one-, five- and since inception periods, and underperformed for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Long/Short Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Russell 3000 Value Index). In this regard, the Board noted that Class I shares of the Long/Short Fund outperformed the median of its Peer Group for the one-, five- and ten-year periods, and underperformed for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Small Cap Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Russell 2000 Value Index). In this regard, the Board noted that Class I shares of the Small Cap Fund outperformed the median of its Peer Group for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund was satisfactory.

Advisory and Sub-Advisory Fees and Fund Expenses. The Board reviewed each Fund’s contractual advisory fee and expense ratio taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Board noted that Easterly had entered into an Operating Expense Limitation Agreement (“OELA”) to waive fees and/or limit expenses of the Funds in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each share class of the Funds and Easterly’s proposal to lower the expense limitation level of the Class A, Class C, and Class I shares of the Income Opportunities Fund to 1.53%, 2.28%, and 1.28%, respectively, to be effective November 1, 2025. The Board also considered the extent to which Easterly waives management fees and/or reimburses expenses for a Fund and its share classes, including information previously provided by Easterly determining that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Fund. The Board discussed the level of work involved in Easterly’s management and oversight of the Funds, including with respect to oversight of the Sub-Advisers (as applicable), and the other services that Easterly provided to the Funds.

The Board considered each applicable Fund’s sub-advisory fee schedule. The Board noted that the fee schedule was negotiated at arm’s length between Easterly and each Sub-Adviser, an unaffiliated third party. The Board also evaluated the reasonableness of the fee split between Easterly and each Sub-Adviser for each sub-advised Fund.

The Board noted that the sub-advisory fees are paid by Easterly to each Sub-Advisor and are not additional fees borne by the Funds.

The Board noted that the contractual management fee and total net expenses for Class I shares of the Real Estate Fund, Hedged Equity Fund, and Income Opportunities Fund were above the median contractual management fee and total net expenses of the Peer Group. The Board noted that the contractual management fee for Class I shares of the Long/Short Fund and Small Cap Fund were below the median contractual management fee of the Peer Group and that the total net expenses for Class I shares of the Long/Short Fund and Small Cap Fund were above the median total net expenses of the Peer Group.

The Board noted that the contractual management fee for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Morningstar is not able to provide information on a fund-by-fund basis as to what is included. The Board considered information on the fees charged by Easterly and the Sub-Advisers to other similarly managed client accounts, where applicable.

The Board considered management’s explanations regarding factors that could impact the level of a Fund’s fees. In light of the nature, quality and extent of services Easterly and the Sub-Advisers provide (as applicable), the Board concluded that each Fund’s advisory fee and sub-advisory fee (as applicable) was fair and reasonable.

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Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Funds, and the extent to which such economies of scale are shared with the Funds. The Board noted that Easterly had indicated its willingness to discuss the matter of breakpoints with the Board as each Fund increased its assets. The Board noted that the Funds may also benefit from economies of scale through initial fee setting and fee waivers and expense reimbursements. The Board agreed that in light of the OELA, which effectively protected shareholders from high expenses despite lower asset levels, and Easterly’s willingness to consider breakpoints as each Fund reached higher asset levels, the absence of breakpoints was acceptable.

Profitability. The Board reviewed the profitability of Easterly with respect to each Fund on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Easterly earned a reasonable profit from all but one Fund, in each case without considering marketing-related costs. The Board concluded that the profitability of Easterly in connection with the management of each Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Funds, Easterly, the Sub-Advisers, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by Easterly and the Sub-Advisers as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation paid under the Advisory Agreements are fair and reasonable, and that the Advisory Agreements be approved.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 11/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 11/5/2026

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer
Date: 11/5/2026